UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended February 28, 2026:
  John Hancock Multimanager 2070 Lifetime Portfolio
  John Hancock Multimanager 2065 Lifetime Portfolio
  John Hancock Multimanager 2060 Lifetime Portfolio
  John Hancock Multimanager 2055 Lifetime Portfolio
  John Hancock Multimanager 2050 Lifetime Portfolio
  John Hancock Multimanager 2045 Lifetime Portfolio
  John Hancock Multimanager 2040 Lifetime Portfolio
  John Hancock Multimanager 2035 Lifetime Portfolio
  John Hancock Multimanager 2030 Lifetime Portfolio
  John Hancock Multimanager 2025 Lifetime Portfolio
  John Hancock Multimanager 2020 Lifetime Portfolio
  John Hancock Multimanager 2015 Lifetime Portfolio
  John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager 2070 Lifetime Portfolio
Class 1/JHOPX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class 1/JHOPX)	$3	0.05%
Fund Statistics
Fund net assets	$3,817,198
Total number of portfolio holdings	28
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.8%
U.S. large cap	29.7%
International equity	26.9%
Large blend	16.8%
U.S. mid cap	9.2%
Emerging-market equity	5.7%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.3%
Absolute return	0.3%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

493SA-1

2/26

4/26

John Hancock Multimanager 2070 Lifetime Portfolio

John Hancock Multimanager 2070 Lifetime Portfolio
Class A/JHOQX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class A/JHOQX)	$21	0.41%
Fund Statistics
Fund net assets	$3,817,198
Total number of portfolio holdings	28
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.8%
U.S. large cap	29.7%
International equity	26.9%
Large blend	16.8%
U.S. mid cap	9.2%
Emerging-market equity	5.7%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.3%
Absolute return	0.3%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

493SA-A

2/26

4/26

John Hancock Multimanager 2070 Lifetime Portfolio

John Hancock Multimanager 2070 Lifetime Portfolio
Class R6/JHBZX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class R6/JHBZX)	$1	0.01%
Fund Statistics
Fund net assets	$3,817,198
Total number of portfolio holdings	28
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.8%
U.S. large cap	29.7%
International equity	26.9%
Large blend	16.8%
U.S. mid cap	9.2%
Emerging-market equity	5.7%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.3%
Absolute return	0.3%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

493SA-R6

2/26

4/26

John Hancock Multimanager 2070 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class 1/JAAVX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	$3	0.05%
Fund Statistics
Fund net assets	$148,603,343
Total number of portfolio holdings	82
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

477SA-1

2/26

4/26

John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class A/JAAWX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	$21	0.41%
Fund Statistics
Fund net assets	$148,603,343
Total number of portfolio holdings	82
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
477SA-A
2/26
4/26
John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class I/JABSX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	$6	0.11%
Fund Statistics
Fund net assets	$148,603,343
Total number of portfolio holdings	82
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
477SA-I
2/26
4/26
John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class R2/JAAZX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	$25	0.48%
Fund Statistics
Fund net assets	$148,603,343
Total number of portfolio holdings	82
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
477SA-R2
2/26
4/26
John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class R4/JABBX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	$9	0.17%
Fund Statistics
Fund net assets	$148,603,343
Total number of portfolio holdings	82
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
477SA-R4
2/26
4/26
John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class R5/JABDX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	$3	0.05%
Fund Statistics
Fund net assets	$148,603,343
Total number of portfolio holdings	82
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
477SA-R5
2/26
4/26
John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class R6/JABEX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	$1	0.01%
Fund Statistics
Fund net assets	$148,603,343
Total number of portfolio holdings	82
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
477SA-R6
2/26
4/26
John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class 1/JRETX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	$3	0.05%
Fund Statistics
Fund net assets	$328,296,128
Total number of portfolio holdings	83
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.1%
International equity	27.5%
Large blend	16.5%
U.S. mid cap	9.0%
Emerging-market equity	6.0%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
463SA-1
2/26
4/26
John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class A/JJERX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	$21	0.41%
Fund Statistics
Fund net assets	$328,296,128
Total number of portfolio holdings	83
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.1%
International equity	27.5%
Large blend	16.5%
U.S. mid cap	9.0%
Emerging-market equity	6.0%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
463SA-A
2/26
4/26
John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class I/JMENX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	$6	0.11%
Fund Statistics
Fund net assets	$328,296,128
Total number of portfolio holdings	83
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.1%
International equity	27.5%
Large blend	16.5%
U.S. mid cap	9.0%
Emerging-market equity	6.0%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
463SA-I
2/26
4/26
John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class R2/JVIMX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	$27	0.51%
Fund Statistics
Fund net assets	$328,296,128
Total number of portfolio holdings	83
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.1%
International equity	27.5%
Large blend	16.5%
U.S. mid cap	9.0%
Emerging-market equity	6.0%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
463SA-R2
2/26
4/26
John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class R4/JROUX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	$14	0.26%
Fund Statistics
Fund net assets	$328,296,128
Total number of portfolio holdings	83
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.1%
International equity	27.5%
Large blend	16.5%
U.S. mid cap	9.0%
Emerging-market equity	6.0%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
463SA-R4
2/26
4/26
John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class R5/JGHTX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	$3	0.05%
Fund Statistics
Fund net assets	$328,296,128
Total number of portfolio holdings	83
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.1%
International equity	27.5%
Large blend	16.5%
U.S. mid cap	9.0%
Emerging-market equity	6.0%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
463SA-R5
2/26
4/26
John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class R6/JESRX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	$1	0.01%
Fund Statistics
Fund net assets	$328,296,128
Total number of portfolio holdings	83
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.1%
International equity	27.5%
Large blend	16.5%
U.S. mid cap	9.0%
Emerging-market equity	6.0%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
463SA-R6
2/26
4/26
John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class 1/JLKUX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	$3	0.05%
Fund Statistics
Fund net assets	$445,120,538
Total number of portfolio holdings	83
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.4%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
449SA-1
2/26
4/26
John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class A/JLKLX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	$21	0.41%
Fund Statistics
Fund net assets	$445,120,538
Total number of portfolio holdings	83
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.4%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

449SA-A

2/26

4/26

John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class I/JHRTX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	$6	0.11%
Fund Statistics
Fund net assets	$445,120,538
Total number of portfolio holdings	83
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.4%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
449SA-I
2/26
4/26
John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class R2/JLKNX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	$26	0.50%
Fund Statistics
Fund net assets	$445,120,538
Total number of portfolio holdings	83
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.4%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
449SA-R2
2/26
4/26
John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class R4/JLKQX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	$9	0.17%
Fund Statistics
Fund net assets	$445,120,538
Total number of portfolio holdings	83
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.4%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
449SA-R4
2/26
4/26
John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class R5/JLKSX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	$3	0.05%
Fund Statistics
Fund net assets	$445,120,538
Total number of portfolio holdings	83
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.4%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
449SA-R5
2/26
4/26
John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class R6/JLKTX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	$1	0.01%
Fund Statistics
Fund net assets	$445,120,538
Total number of portfolio holdings	83
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.4%
Large blend	16.5%
U.S. mid cap	9.1%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
449SA-R6
2/26
4/26
John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class 1/JLKOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	$3	0.05%
Fund Statistics
Fund net assets	$626,787,235
Total number of portfolio holdings	83
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.6%
Large blend	16.5%
U.S. mid cap	8.9%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
396SA-1
2/26
4/26
John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class A/JLKAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	$21	0.41%
Fund Statistics
Fund net assets	$626,787,235
Total number of portfolio holdings	83
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.6%
Large blend	16.5%
U.S. mid cap	8.9%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

396SA-A

2/26

4/26

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class I/JHRPX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	$6	0.11%
Fund Statistics
Fund net assets	$626,787,235
Total number of portfolio holdings	83
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.6%
Large blend	16.5%
U.S. mid cap	8.9%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

396SA-I

2/26

4/26

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class R2/JLKEX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	$26	0.50%
Fund Statistics
Fund net assets	$626,787,235
Total number of portfolio holdings	83
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.6%
Large blend	16.5%
U.S. mid cap	8.9%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

396SA-R2

2/26

4/26

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class R4/JLKGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	$13	0.25%
Fund Statistics
Fund net assets	$626,787,235
Total number of portfolio holdings	83
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.6%
Large blend	16.5%
U.S. mid cap	8.9%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

396SA-R4

2/26

4/26

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class R5/JLKHX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	$3	0.06%
Fund Statistics
Fund net assets	$626,787,235
Total number of portfolio holdings	83
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.6%
Large blend	16.5%
U.S. mid cap	8.9%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

396SA-R5

2/26

4/26

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class R6/JLKRX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	$1	0.01%
Fund Statistics
Fund net assets	$626,787,235
Total number of portfolio holdings	83
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.5%
U.S. large cap	29.0%
International equity	27.6%
Large blend	16.5%
U.S. mid cap	8.9%
Emerging-market equity	6.1%
U.S. small cap	1.4%
Fixed income	3.2%
Short-term bond	2.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

396SA-R6

2/26

4/26

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class 1/JLJOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	$3	0.05%
Fund Statistics
Fund net assets	$942,840,766
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	82.2%
International equity	27.6%
U.S. large cap	26.0%
Large blend	15.0%
U.S. mid cap	7.8%
Emerging-market equity	4.6%
U.S. small cap	1.2%
Fixed income	9.3%
Intermediate bond	4.9%
Short-term bond	2.1%
Emerging-market debt	1.3%
High yield bond	1.0%
Alternative and specialty	2.0%
Sector equity	1.1%
Absolute return	0.9%
Unaffiliated investment companies	5.6%
Equity	5.6%
U.S. Government	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

314SA-1

2/26

4/26

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class A/JLJAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	$21	0.41%
Fund Statistics
Fund net assets	$942,840,766
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	82.2%
International equity	27.6%
U.S. large cap	26.0%
Large blend	15.0%
U.S. mid cap	7.8%
Emerging-market equity	4.6%
U.S. small cap	1.2%
Fixed income	9.3%
Intermediate bond	4.9%
Short-term bond	2.1%
Emerging-market debt	1.3%
High yield bond	1.0%
Alternative and specialty	2.0%
Sector equity	1.1%
Absolute return	0.9%
Unaffiliated investment companies	5.6%
Equity	5.6%
U.S. Government	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

314SA-A

2/26

4/26

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class I/JHROX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	$6	0.11%
Fund Statistics
Fund net assets	$942,840,766
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	82.2%
International equity	27.6%
U.S. large cap	26.0%
Large blend	15.0%
U.S. mid cap	7.8%
Emerging-market equity	4.6%
U.S. small cap	1.2%
Fixed income	9.3%
Intermediate bond	4.9%
Short-term bond	2.1%
Emerging-market debt	1.3%
High yield bond	1.0%
Alternative and specialty	2.0%
Sector equity	1.1%
Absolute return	0.9%
Unaffiliated investment companies	5.6%
Equity	5.6%
U.S. Government	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

314SA-I

2/26

4/26

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class R2/JLJEX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	$26	0.50%
Fund Statistics
Fund net assets	$942,840,766
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	82.2%
International equity	27.6%
U.S. large cap	26.0%
Large blend	15.0%
U.S. mid cap	7.8%
Emerging-market equity	4.6%
U.S. small cap	1.2%
Fixed income	9.3%
Intermediate bond	4.9%
Short-term bond	2.1%
Emerging-market debt	1.3%
High yield bond	1.0%
Alternative and specialty	2.0%
Sector equity	1.1%
Absolute return	0.9%
Unaffiliated investment companies	5.6%
Equity	5.6%
U.S. Government	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

314SA-R2

2/26

4/26

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class R4/JLJGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	$13	0.25%
Fund Statistics
Fund net assets	$942,840,766
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	82.2%
International equity	27.6%
U.S. large cap	26.0%
Large blend	15.0%
U.S. mid cap	7.8%
Emerging-market equity	4.6%
U.S. small cap	1.2%
Fixed income	9.3%
Intermediate bond	4.9%
Short-term bond	2.1%
Emerging-market debt	1.3%
High yield bond	1.0%
Alternative and specialty	2.0%
Sector equity	1.1%
Absolute return	0.9%
Unaffiliated investment companies	5.6%
Equity	5.6%
U.S. Government	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

314SA-R4

2/26

4/26

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class R5/JLJHX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	$3	0.06%
Fund Statistics
Fund net assets	$942,840,766
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	82.2%
International equity	27.6%
U.S. large cap	26.0%
Large blend	15.0%
U.S. mid cap	7.8%
Emerging-market equity	4.6%
U.S. small cap	1.2%
Fixed income	9.3%
Intermediate bond	4.9%
Short-term bond	2.1%
Emerging-market debt	1.3%
High yield bond	1.0%
Alternative and specialty	2.0%
Sector equity	1.1%
Absolute return	0.9%
Unaffiliated investment companies	5.6%
Equity	5.6%
U.S. Government	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

314SA-R5

2/26

4/26

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class R6/JLJIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	$1	0.01%
Fund Statistics
Fund net assets	$942,840,766
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	82.2%
International equity	27.6%
U.S. large cap	26.0%
Large blend	15.0%
U.S. mid cap	7.8%
Emerging-market equity	4.6%
U.S. small cap	1.2%
Fixed income	9.3%
Intermediate bond	4.9%
Short-term bond	2.1%
Emerging-market debt	1.3%
High yield bond	1.0%
Alternative and specialty	2.0%
Sector equity	1.1%
Absolute return	0.9%
Unaffiliated investment companies	5.6%
Equity	5.6%
U.S. Government	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

314SA-R6

2/26

4/26

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class 1/JLIOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	$3	0.05%
Fund Statistics
Fund net assets	$960,804,532
Total number of portfolio holdings	88
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	73.6%
International equity	25.9%
U.S. large cap	22.7%
Large blend	14.2%
U.S. mid cap	6.5%
Emerging-market equity	3.4%
U.S. small cap	0.9%
Fixed income	17.0%
Intermediate bond	10.2%
Short-term bond	2.5%
Emerging-market debt	2.1%
High yield bond	1.7%
Multi-sector bond	0.5%
Alternative and specialty	3.0%
Sector equity	2.1%
Absolute return	0.9%
Unaffiliated investment companies	5.3%
Equity	5.3%
U.S. Government	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

312SA-1

2/26

4/26

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class A/JLIAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	$21	0.41%
Fund Statistics
Fund net assets	$960,804,532
Total number of portfolio holdings	88
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	73.6%
International equity	25.9%
U.S. large cap	22.7%
Large blend	14.2%
U.S. mid cap	6.5%
Emerging-market equity	3.4%
U.S. small cap	0.9%
Fixed income	17.0%
Intermediate bond	10.2%
Short-term bond	2.5%
Emerging-market debt	2.1%
High yield bond	1.7%
Multi-sector bond	0.5%
Alternative and specialty	3.0%
Sector equity	2.1%
Absolute return	0.9%
Unaffiliated investment companies	5.3%
Equity	5.3%
U.S. Government	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

312SA-A

2/26

4/26

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class I/JHRDX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	$6	0.11%
Fund Statistics
Fund net assets	$960,804,532
Total number of portfolio holdings	88
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	73.6%
International equity	25.9%
U.S. large cap	22.7%
Large blend	14.2%
U.S. mid cap	6.5%
Emerging-market equity	3.4%
U.S. small cap	0.9%
Fixed income	17.0%
Intermediate bond	10.2%
Short-term bond	2.5%
Emerging-market debt	2.1%
High yield bond	1.7%
Multi-sector bond	0.5%
Alternative and specialty	3.0%
Sector equity	2.1%
Absolute return	0.9%
Unaffiliated investment companies	5.3%
Equity	5.3%
U.S. Government	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

312SA-I

2/26

4/26

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class R2/JLIEX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	$26	0.50%
Fund Statistics
Fund net assets	$960,804,532
Total number of portfolio holdings	88
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	73.6%
International equity	25.9%
U.S. large cap	22.7%
Large blend	14.2%
U.S. mid cap	6.5%
Emerging-market equity	3.4%
U.S. small cap	0.9%
Fixed income	17.0%
Intermediate bond	10.2%
Short-term bond	2.5%
Emerging-market debt	2.1%
High yield bond	1.7%
Multi-sector bond	0.5%
Alternative and specialty	3.0%
Sector equity	2.1%
Absolute return	0.9%
Unaffiliated investment companies	5.3%
Equity	5.3%
U.S. Government	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

312SA-R2

2/26

4/26

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class R4/JLIGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	$13	0.25%
Fund Statistics
Fund net assets	$960,804,532
Total number of portfolio holdings	88
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	73.6%
International equity	25.9%
U.S. large cap	22.7%
Large blend	14.2%
U.S. mid cap	6.5%
Emerging-market equity	3.4%
U.S. small cap	0.9%
Fixed income	17.0%
Intermediate bond	10.2%
Short-term bond	2.5%
Emerging-market debt	2.1%
High yield bond	1.7%
Multi-sector bond	0.5%
Alternative and specialty	3.0%
Sector equity	2.1%
Absolute return	0.9%
Unaffiliated investment companies	5.3%
Equity	5.3%
U.S. Government	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

312SA-R4

2/26

4/26

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class R5/JLIHX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	$3	0.06%
Fund Statistics
Fund net assets	$960,804,532
Total number of portfolio holdings	88
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	73.6%
International equity	25.9%
U.S. large cap	22.7%
Large blend	14.2%
U.S. mid cap	6.5%
Emerging-market equity	3.4%
U.S. small cap	0.9%
Fixed income	17.0%
Intermediate bond	10.2%
Short-term bond	2.5%
Emerging-market debt	2.1%
High yield bond	1.7%
Multi-sector bond	0.5%
Alternative and specialty	3.0%
Sector equity	2.1%
Absolute return	0.9%
Unaffiliated investment companies	5.3%
Equity	5.3%
U.S. Government	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

312SA-R5

2/26

4/26

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class R6/JLIIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	$1	0.01%
Fund Statistics
Fund net assets	$960,804,532
Total number of portfolio holdings	88
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	73.6%
International equity	25.9%
U.S. large cap	22.7%
Large blend	14.2%
U.S. mid cap	6.5%
Emerging-market equity	3.4%
U.S. small cap	0.9%
Fixed income	17.0%
Intermediate bond	10.2%
Short-term bond	2.5%
Emerging-market debt	2.1%
High yield bond	1.7%
Multi-sector bond	0.5%
Alternative and specialty	3.0%
Sector equity	2.1%
Absolute return	0.9%
Unaffiliated investment companies	5.3%
Equity	5.3%
U.S. Government	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

312SA-R6

2/26

4/26

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class 1/JLHOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	$3	0.05%
Fund Statistics
Fund net assets	$1,108,422,843
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	63.7%
International equity	22.8%
U.S. large cap	19.6%
Large blend	12.7%
U.S. mid cap	5.2%
Emerging-market equity	2.8%
U.S. small cap	0.6%
Fixed income	25.5%
Intermediate bond	16.1%
Short-term bond	3.2%
Emerging-market debt	2.8%
High yield bond	2.2%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	4.0%
Sector equity	3.1%
Absolute return	0.9%
Unaffiliated investment companies	4.9%
Equity	4.9%
U.S. Government	1.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

310SA-1

2/26

4/26

John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class A/JLHAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	$21	0.41%
Fund Statistics
Fund net assets	$1,108,422,843
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	63.7%
International equity	22.8%
U.S. large cap	19.6%
Large blend	12.7%
U.S. mid cap	5.2%
Emerging-market equity	2.8%
U.S. small cap	0.6%
Fixed income	25.5%
Intermediate bond	16.1%
Short-term bond	3.2%
Emerging-market debt	2.8%
High yield bond	2.2%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	4.0%
Sector equity	3.1%
Absolute return	0.9%
Unaffiliated investment companies	4.9%
Equity	4.9%
U.S. Government	1.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

310SA-A

2/26

4/26

John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class I/JHRMX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	$6	0.11%
Fund Statistics
Fund net assets	$1,108,422,843
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	63.7%
International equity	22.8%
U.S. large cap	19.6%
Large blend	12.7%
U.S. mid cap	5.2%
Emerging-market equity	2.8%
U.S. small cap	0.6%
Fixed income	25.5%
Intermediate bond	16.1%
Short-term bond	3.2%
Emerging-market debt	2.8%
High yield bond	2.2%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	4.0%
Sector equity	3.1%
Absolute return	0.9%
Unaffiliated investment companies	4.9%
Equity	4.9%
U.S. Government	1.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

310SA-I

2/26

4/26

John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class R2/JLHEX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	$26	0.50%
Fund Statistics
Fund net assets	$1,108,422,843
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	63.7%
International equity	22.8%
U.S. large cap	19.6%
Large blend	12.7%
U.S. mid cap	5.2%
Emerging-market equity	2.8%
U.S. small cap	0.6%
Fixed income	25.5%
Intermediate bond	16.1%
Short-term bond	3.2%
Emerging-market debt	2.8%
High yield bond	2.2%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	4.0%
Sector equity	3.1%
Absolute return	0.9%
Unaffiliated investment companies	4.9%
Equity	4.9%
U.S. Government	1.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

310SA-R2

2/26

4/26

John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class R4/JLHGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	$14	0.26%
Fund Statistics
Fund net assets	$1,108,422,843
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	63.7%
International equity	22.8%
U.S. large cap	19.6%
Large blend	12.7%
U.S. mid cap	5.2%
Emerging-market equity	2.8%
U.S. small cap	0.6%
Fixed income	25.5%
Intermediate bond	16.1%
Short-term bond	3.2%
Emerging-market debt	2.8%
High yield bond	2.2%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	4.0%
Sector equity	3.1%
Absolute return	0.9%
Unaffiliated investment companies	4.9%
Equity	4.9%
U.S. Government	1.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

310SA-R4

2/26

4/26

John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class R5/JLHHX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	$3	0.05%
Fund Statistics
Fund net assets	$1,108,422,843
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	63.7%
International equity	22.8%
U.S. large cap	19.6%
Large blend	12.7%
U.S. mid cap	5.2%
Emerging-market equity	2.8%
U.S. small cap	0.6%
Fixed income	25.5%
Intermediate bond	16.1%
Short-term bond	3.2%
Emerging-market debt	2.8%
High yield bond	2.2%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	4.0%
Sector equity	3.1%
Absolute return	0.9%
Unaffiliated investment companies	4.9%
Equity	4.9%
U.S. Government	1.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

310SA-R5

2/26

4/26

John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class R6/JLHIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	$1	0.01%
Fund Statistics
Fund net assets	$1,108,422,843
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	63.7%
International equity	22.8%
U.S. large cap	19.6%
Large blend	12.7%
U.S. mid cap	5.2%
Emerging-market equity	2.8%
U.S. small cap	0.6%
Fixed income	25.5%
Intermediate bond	16.1%
Short-term bond	3.2%
Emerging-market debt	2.8%
High yield bond	2.2%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	4.0%
Sector equity	3.1%
Absolute return	0.9%
Unaffiliated investment companies	4.9%
Equity	4.9%
U.S. Government	1.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

310SA-R6

2/26

4/26

John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class 1/JLFOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	$3	0.05%
Fund Statistics
Fund net assets	$1,056,342,978
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	53.0%
International equity	19.9%
U.S. large cap	15.8%
Large blend	11.0%
U.S. mid cap	3.9%
Emerging-market equity	1.9%
U.S. small cap	0.5%
Fixed income	34.5%
Intermediate bond	19.2%
Short-term bond	5.0%
Emerging-market debt	3.6%
High yield bond	2.8%
Multi-sector bond	2.7%
Bank loan	1.2%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

308SA-1

2/26

4/26

John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class A/JLFAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	$21	0.41%
Fund Statistics
Fund net assets	$1,056,342,978
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	53.0%
International equity	19.9%
U.S. large cap	15.8%
Large blend	11.0%
U.S. mid cap	3.9%
Emerging-market equity	1.9%
U.S. small cap	0.5%
Fixed income	34.5%
Intermediate bond	19.2%
Short-term bond	5.0%
Emerging-market debt	3.6%
High yield bond	2.8%
Multi-sector bond	2.7%
Bank loan	1.2%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

308SA-A

2/26

4/26

John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class I/JHRGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	$6	0.11%
Fund Statistics
Fund net assets	$1,056,342,978
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	53.0%
International equity	19.9%
U.S. large cap	15.8%
Large blend	11.0%
U.S. mid cap	3.9%
Emerging-market equity	1.9%
U.S. small cap	0.5%
Fixed income	34.5%
Intermediate bond	19.2%
Short-term bond	5.0%
Emerging-market debt	3.6%
High yield bond	2.8%
Multi-sector bond	2.7%
Bank loan	1.2%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

308SA-I

2/26

4/26

John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class R2/JLFEX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	$26	0.50%
Fund Statistics
Fund net assets	$1,056,342,978
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	53.0%
International equity	19.9%
U.S. large cap	15.8%
Large blend	11.0%
U.S. mid cap	3.9%
Emerging-market equity	1.9%
U.S. small cap	0.5%
Fixed income	34.5%
Intermediate bond	19.2%
Short-term bond	5.0%
Emerging-market debt	3.6%
High yield bond	2.8%
Multi-sector bond	2.7%
Bank loan	1.2%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

308SA-R2

2/26

4/26

John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class R4/JLFGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	$13	0.25%
Fund Statistics
Fund net assets	$1,056,342,978
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	53.0%
International equity	19.9%
U.S. large cap	15.8%
Large blend	11.0%
U.S. mid cap	3.9%
Emerging-market equity	1.9%
U.S. small cap	0.5%
Fixed income	34.5%
Intermediate bond	19.2%
Short-term bond	5.0%
Emerging-market debt	3.6%
High yield bond	2.8%
Multi-sector bond	2.7%
Bank loan	1.2%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

308SA-R4

2/26

4/26

John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class R5/JLFHX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	$3	0.05%
Fund Statistics
Fund net assets	$1,056,342,978
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	53.0%
International equity	19.9%
U.S. large cap	15.8%
Large blend	11.0%
U.S. mid cap	3.9%
Emerging-market equity	1.9%
U.S. small cap	0.5%
Fixed income	34.5%
Intermediate bond	19.2%
Short-term bond	5.0%
Emerging-market debt	3.6%
High yield bond	2.8%
Multi-sector bond	2.7%
Bank loan	1.2%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

308SA-R5

2/26

4/26

John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class R6/JLFIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	$1	0.01%
Fund Statistics
Fund net assets	$1,056,342,978
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	53.0%
International equity	19.9%
U.S. large cap	15.8%
Large blend	11.0%
U.S. mid cap	3.9%
Emerging-market equity	1.9%
U.S. small cap	0.5%
Fixed income	34.5%
Intermediate bond	19.2%
Short-term bond	5.0%
Emerging-market debt	3.6%
High yield bond	2.8%
Multi-sector bond	2.7%
Bank loan	1.2%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

308SA-R6

2/26

4/26

John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class 1/JLEOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	$3	0.05%
Fund Statistics
Fund net assets	$663,542,992
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	41.5%
International equity	16.6%
U.S. large cap	11.2%
Large blend	9.2%
U.S. mid cap	2.8%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.2%
Intermediate bond	23.8%
Short-term bond	6.4%
Emerging-market debt	4.4%
Multi-sector bond	4.3%
High yield bond	3.4%
Bank loan	1.9%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	5.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

306SA-1

2/26

4/26

John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class A/JLEAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	$21	0.41%
Fund Statistics
Fund net assets	$663,542,992
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	41.5%
International equity	16.6%
U.S. large cap	11.2%
Large blend	9.2%
U.S. mid cap	2.8%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.2%
Intermediate bond	23.8%
Short-term bond	6.4%
Emerging-market debt	4.4%
Multi-sector bond	4.3%
High yield bond	3.4%
Bank loan	1.9%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	5.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

306SA-A

2/26

4/26

John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class I/JHRNX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	$6	0.11%
Fund Statistics
Fund net assets	$663,542,992
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	41.5%
International equity	16.6%
U.S. large cap	11.2%
Large blend	9.2%
U.S. mid cap	2.8%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.2%
Intermediate bond	23.8%
Short-term bond	6.4%
Emerging-market debt	4.4%
Multi-sector bond	4.3%
High yield bond	3.4%
Bank loan	1.9%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	5.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

306SA-I

2/26

4/26

John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class R2/JLEEX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	$26	0.50%
Fund Statistics
Fund net assets	$663,542,992
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	41.5%
International equity	16.6%
U.S. large cap	11.2%
Large blend	9.2%
U.S. mid cap	2.8%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.2%
Intermediate bond	23.8%
Short-term bond	6.4%
Emerging-market debt	4.4%
Multi-sector bond	4.3%
High yield bond	3.4%
Bank loan	1.9%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	5.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

306SA-R2

2/26

4/26

John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class R4/JLEGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	$13	0.25%
Fund Statistics
Fund net assets	$663,542,992
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	41.5%
International equity	16.6%
U.S. large cap	11.2%
Large blend	9.2%
U.S. mid cap	2.8%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.2%
Intermediate bond	23.8%
Short-term bond	6.4%
Emerging-market debt	4.4%
Multi-sector bond	4.3%
High yield bond	3.4%
Bank loan	1.9%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	5.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

306SA-R4

2/26

4/26

John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class R5/JLEHX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	$3	0.06%
Fund Statistics
Fund net assets	$663,542,992
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	41.5%
International equity	16.6%
U.S. large cap	11.2%
Large blend	9.2%
U.S. mid cap	2.8%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.2%
Intermediate bond	23.8%
Short-term bond	6.4%
Emerging-market debt	4.4%
Multi-sector bond	4.3%
High yield bond	3.4%
Bank loan	1.9%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	5.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

306SA-R5

2/26

4/26

John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class R6/JLEIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	$1	0.01%
Fund Statistics
Fund net assets	$663,542,992
Total number of portfolio holdings	93
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	41.5%
International equity	16.6%
U.S. large cap	11.2%
Large blend	9.2%
U.S. mid cap	2.8%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.2%
Intermediate bond	23.8%
Short-term bond	6.4%
Emerging-market debt	4.4%
Multi-sector bond	4.3%
High yield bond	3.4%
Bank loan	1.9%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	5.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
306SA-R6
2/26
4/26
John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class 1/JLDOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	$3	0.05%
Fund Statistics
Fund net assets	$344,989,366
Total number of portfolio holdings	92
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.0%
International equity	14.4%
Large blend	9.4%
U.S. large cap	8.4%
U.S. mid cap	2.0%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	49.4%
Intermediate bond	25.6%
Short-term bond	8.3%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.6%
Bank loan	2.7%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	6.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244504
304SA-1
2/26
4/26
John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class A/JLDAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	$21	0.41%
Fund Statistics
Fund net assets	$344,989,366
Total number of portfolio holdings	92
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.0%
International equity	14.4%
Large blend	9.4%
U.S. large cap	8.4%
U.S. mid cap	2.0%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	49.4%
Intermediate bond	25.6%
Short-term bond	8.3%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.6%
Bank loan	2.7%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	6.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

304SA-A

2/26

4/26

John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class I/JHRVX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	$6	0.11%
Fund Statistics
Fund net assets	$344,989,366
Total number of portfolio holdings	92
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.0%
International equity	14.4%
Large blend	9.4%
U.S. large cap	8.4%
U.S. mid cap	2.0%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	49.4%
Intermediate bond	25.6%
Short-term bond	8.3%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.6%
Bank loan	2.7%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	6.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

304SA-I

2/26

4/26

John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class R2/JLDEX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	$25	0.49%
Fund Statistics
Fund net assets	$344,989,366
Total number of portfolio holdings	92
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.0%
International equity	14.4%
Large blend	9.4%
U.S. large cap	8.4%
U.S. mid cap	2.0%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	49.4%
Intermediate bond	25.6%
Short-term bond	8.3%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.6%
Bank loan	2.7%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	6.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

304SA-R2
2/26
4/26
John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class R4/JLDGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	$13	0.26%
Fund Statistics
Fund net assets	$344,989,366
Total number of portfolio holdings	92
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.0%
International equity	14.4%
Large blend	9.4%
U.S. large cap	8.4%
U.S. mid cap	2.0%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	49.4%
Intermediate bond	25.6%
Short-term bond	8.3%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.6%
Bank loan	2.7%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	6.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

304SA-R4
2/26
4/26
John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class R5/JLDHX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	$3	0.05%
Fund Statistics
Fund net assets	$344,989,366
Total number of portfolio holdings	92
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.0%
International equity	14.4%
Large blend	9.4%
U.S. large cap	8.4%
U.S. mid cap	2.0%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	49.4%
Intermediate bond	25.6%
Short-term bond	8.3%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.6%
Bank loan	2.7%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	6.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

304SA-R5
2/26
4/26
John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class R6/JLDIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	$1	0.01%
Fund Statistics
Fund net assets	$344,989,366
Total number of portfolio holdings	92
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.0%
International equity	14.4%
Large blend	9.4%
U.S. large cap	8.4%
U.S. mid cap	2.0%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	49.4%
Intermediate bond	25.6%
Short-term bond	8.3%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.6%
Bank loan	2.7%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	6.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

304SA-R6

2/26

4/26

John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class 1/JLBOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	$3	0.05%
Fund Statistics
Fund net assets	$156,538,366
Total number of portfolio holdings	88
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.5%
Equity	28.9%
International equity	12.9%
U.S. large cap	7.8%
Large blend	7.1%
U.S. mid cap	1.1%
Fixed income	54.6%
Intermediate bond	27.6%
Short-term bond	10.0%
Emerging-market debt	5.0%
Multi-sector bond	4.7%
High yield bond	3.9%
Bank loan	3.4%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.7%
Equity	2.7%
U.S. Government	7.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

302SA-1

2/26

4/26

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class A/JLBAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	$21	0.41%
Fund Statistics
Fund net assets	$156,538,366
Total number of portfolio holdings	88
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.5%
Equity	28.9%
International equity	12.9%
U.S. large cap	7.8%
Large blend	7.1%
U.S. mid cap	1.1%
Fixed income	54.6%
Intermediate bond	27.6%
Short-term bond	10.0%
Emerging-market debt	5.0%
Multi-sector bond	4.7%
High yield bond	3.9%
Bank loan	3.4%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.7%
Equity	2.7%
U.S. Government	7.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

302SA-A

2/26

4/26

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class I/JHREX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	$6	0.11%
Fund Statistics
Fund net assets	$156,538,366
Total number of portfolio holdings	88
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.5%
Equity	28.9%
International equity	12.9%
U.S. large cap	7.8%
Large blend	7.1%
U.S. mid cap	1.1%
Fixed income	54.6%
Intermediate bond	27.6%
Short-term bond	10.0%
Emerging-market debt	5.0%
Multi-sector bond	4.7%
High yield bond	3.9%
Bank loan	3.4%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.7%
Equity	2.7%
U.S. Government	7.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

302SA-I

2/26

4/26

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class R2/JLBKX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	$26	0.50%
Fund Statistics
Fund net assets	$156,538,366
Total number of portfolio holdings	88
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.5%
Equity	28.9%
International equity	12.9%
U.S. large cap	7.8%
Large blend	7.1%
U.S. mid cap	1.1%
Fixed income	54.6%
Intermediate bond	27.6%
Short-term bond	10.0%
Emerging-market debt	5.0%
Multi-sector bond	4.7%
High yield bond	3.9%
Bank loan	3.4%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.7%
Equity	2.7%
U.S. Government	7.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

302SA-R2

2/26

4/26

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class R4/JLBGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	$8	0.16%
Fund Statistics
Fund net assets	$156,538,366
Total number of portfolio holdings	88
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.5%
Equity	28.9%
International equity	12.9%
U.S. large cap	7.8%
Large blend	7.1%
U.S. mid cap	1.1%
Fixed income	54.6%
Intermediate bond	27.6%
Short-term bond	10.0%
Emerging-market debt	5.0%
Multi-sector bond	4.7%
High yield bond	3.9%
Bank loan	3.4%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.7%
Equity	2.7%
U.S. Government	7.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

302SA-R4

2/26

4/26

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class R5/JLBHX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	$3	0.06%
Fund Statistics
Fund net assets	$156,538,366
Total number of portfolio holdings	88
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.5%
Equity	28.9%
International equity	12.9%
U.S. large cap	7.8%
Large blend	7.1%
U.S. mid cap	1.1%
Fixed income	54.6%
Intermediate bond	27.6%
Short-term bond	10.0%
Emerging-market debt	5.0%
Multi-sector bond	4.7%
High yield bond	3.9%
Bank loan	3.4%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.7%
Equity	2.7%
U.S. Government	7.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

302SA-R5

2/26

4/26

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class R6/JLBJX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	$1	0.01%
Fund Statistics
Fund net assets	$156,538,366
Total number of portfolio holdings	88
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.5%
Equity	28.9%
International equity	12.9%
U.S. large cap	7.8%
Large blend	7.1%
U.S. mid cap	1.1%
Fixed income	54.6%
Intermediate bond	27.6%
Short-term bond	10.0%
Emerging-market debt	5.0%
Multi-sector bond	4.7%
High yield bond	3.9%
Bank loan	3.4%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.7%
Equity	2.7%
U.S. Government	7.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

302SA-R6

2/26

4/26

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class 1/JLAOX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	$3	0.05%
Fund Statistics
Fund net assets	$99,951,267
Total number of portfolio holdings	86
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.7%
Equity	22.4%
International equity	11.3%
U.S. large cap	5.9%
Large blend	5.2%
Fixed income	59.3%
Intermediate bond	28.8%
Short-term bond	12.1%
Emerging-market debt	5.2%
Multi-sector bond	5.0%
Bank loan	4.1%
High yield bond	4.1%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

300SA-1
2/26
4/26
John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class A/JLAAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	$21	0.41%
Fund Statistics
Fund net assets	$99,951,267
Total number of portfolio holdings	86
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.7%
Equity	22.4%
International equity	11.3%
U.S. large cap	5.9%
Large blend	5.2%
Fixed income	59.3%
Intermediate bond	28.8%
Short-term bond	12.1%
Emerging-market debt	5.2%
Multi-sector bond	5.0%
Bank loan	4.1%
High yield bond	4.1%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

300SA-A
2/26
4/26
John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class I/JHRLX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	$6	0.11%
Fund Statistics
Fund net assets	$99,951,267
Total number of portfolio holdings	86
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.7%
Equity	22.4%
International equity	11.3%
U.S. large cap	5.9%
Large blend	5.2%
Fixed income	59.3%
Intermediate bond	28.8%
Short-term bond	12.1%
Emerging-market debt	5.2%
Multi-sector bond	5.0%
Bank loan	4.1%
High yield bond	4.1%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

300SA-I

2/26

4/26

John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class R2/JLAEX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	$26	0.50%
Fund Statistics
Fund net assets	$99,951,267
Total number of portfolio holdings	86
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.7%
Equity	22.4%
International equity	11.3%
U.S. large cap	5.9%
Large blend	5.2%
Fixed income	59.3%
Intermediate bond	28.8%
Short-term bond	12.1%
Emerging-market debt	5.2%
Multi-sector bond	5.0%
Bank loan	4.1%
High yield bond	4.1%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

300SA-R2

2/26

4/26

John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class R6/JLAIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	$1	0.01%
Fund Statistics
Fund net assets	$99,951,267
Total number of portfolio holdings	86
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.7%
Equity	22.4%
International equity	11.3%
U.S. large cap	5.9%
Large blend	5.2%
Fixed income	59.3%
Intermediate bond	28.8%
Short-term bond	12.1%
Emerging-market debt	5.2%
Multi-sector bond	5.0%
Bank loan	4.1%
High yield bond	4.1%
Alternative and specialty	6.0%
Sector equity	5.0%
Absolute return	1.0%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.3%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244504

300SA-R6

2/26

4/26

John Hancock Multimanager 2010 Lifetime Portfolio

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2026 for the following funds:

  John Hancock Multimanager 2070 Lifetime Portfolio

  John Hancock Multimanager 2065 Lifetime Portfolio

  John Hancock Multimanager 2060 Lifetime Portfolio

  John Hancock Multimanager 2055 Lifetime Portfolio

  John Hancock Multimanager 2050 Lifetime Portfolio

  John Hancock Multimanager 2045 Lifetime Portfolio

  John Hancock Multimanager 2040 Lifetime Portfolio

  John Hancock Multimanager 2035 Lifetime Portfolio

  John Hancock Multimanager 2030 Lifetime Portfolio

  John Hancock Multimanager 2025 Lifetime Portfolio

  John Hancock Multimanager 2020 Lifetime Portfolio

  John Hancock Multimanager 2015 Lifetime Portfolio

  John Hancock Multimanager 2010 Lifetime Portfolio

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Multimanager Lifetime Portfolios
Target date
February 28, 2026

John Hancock
Multimanager Lifetime Portfolios

2	Portfolios’ investments
22	Financial statements
37	Financial highlights
61	Notes to financial statements
95	Shareholder meeting
1	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2070 LIFETIME PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 89.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	6,758	$417,062
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	13,015	112,582
Disciplined Value, Class NAV, JHF III (Boston Partners)	16,617	444,013
Disciplined Value International, Class NAV, JHIT (Boston Partners)	12,082	227,012
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	11,994	148,368
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	2,316	160,978
International Dynamic Growth, Class NAV, JHIT (Axiom)	9,981	180,559
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	44,932	619,165
Mid Cap Growth, Class NAV, JHIT (Wellington)	8,875	161,794
Mid Value, Class NAV, JHF II (T. Rowe Price)	11,819	189,932
Multifactor Emerging Markets ETF, JHETF (DFA)	1,844	69,795
Small Cap Core, Class NAV, JHIT (MIM US) (B)	3,205	55,795
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	47,348	641,567
Fixed income - 3.2%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,521	20,870
High Yield, Class NAV, JHBT (MIM US) (B)	5,069	15,459
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	9,347	88,049
Alternative and specialty - 0.3%
Diversified Macro, Class NAV, JHIT (Graham)	1,221	10,927

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,454,914)		$3,563,927
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	1,191	79,658
Fidelity Mid Cap Index Fund	2,152	85,035
Fidelity Small Cap Index Fund	2,049	67,309

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $216,564)		$232,002
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	1	0
Energy - 0.0%
Ezion Holdings, Ltd. (C)(D)	1	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	1	0

TOTAL COMMON STOCKS (Cost $0)		$0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	2

MULTIMANAGER 2070 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$13,500	$3,410
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	26,400	7,010
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	22,000	6,162
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	15,800	4,672

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,801)		$21,254
SHORT-TERM INVESTMENTS - 2.7%
Short-term funds - 2.7%
John Hancock Collateral Trust, 3.5447% (E)(F)	10,428	104,315

TOTAL SHORT-TERM INVESTMENTS (Cost $103,146)		$104,315
Total investments (Cost $3,795,425) - 102.7%		$3,921,498
Other assets and liabilities, net - (2.7%)		(104,300)
TOTAL NET ASSETS - 100.0%		$3,817,198
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 89.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	260,052	$16,047,801
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	500,805	4,331,965
Disciplined Value, Class NAV, JHF III (Boston Partners)	639,402	17,084,830
Disciplined Value International, Class NAV, JHIT (Boston Partners)	485,517	9,122,856
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	481,520	5,956,405
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	89,105	6,194,567
International Dynamic Growth, Class NAV, JHIT (Axiom)	399,969	7,235,446
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,744,500	24,039,206
Mid Cap Growth, Class NAV, JHIT (Wellington)	341,500	6,225,548
Mid Value, Class NAV, JHF II (T. Rowe Price)	454,776	7,308,245
Multifactor Emerging Markets ETF, JHETF (DFA)	75,829	2,870,128
Small Cap Core, Class NAV, JHIT (MIM US) (B)	123,314	2,146,893
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,813,698	24,575,610
Fixed income - 3.2%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	96,642	800,192
High Yield, Class NAV, JHBT (MIM US) (B)	193,728	590,871
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	358,373	3,375,872
Alternative and specialty - 0.5%
Diversified Macro, Class NAV, JHIT (Graham)	83,461	746,973
MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $114,584,172)		$138,653,408
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	47,792	$3,196,312
Fidelity Mid Cap Index Fund	82,759	3,270,632
Fidelity Small Cap Index Fund	78,811	2,588,939

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $6,961,872)		$9,055,883
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	70	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	1,187	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	505	0
Genting Hong Kong, Ltd. (C)(D)	2,107	0
Peace Mark Holdings, Ltd. (C)(D)	689	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	274	0
ICA Gruppen AB (C)(D)	12	0
Pacific Andes International Holdings, Ltd. (C)(D)	8,316	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	43	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	2,156	0
Ezion Holdings, Ltd. (C)(D)	4,313	0
Ezra Holdings, Ltd. (C)(D)	1,681	0
John Wood Group PLC (D)	117	41
Lightstream Resources, Ltd. (C)(D)	291	0
Manitok Energy, Inc. (C)(D)	1	0
Paladin Energy, Ltd. (D)	40	377
Peninsula Energy, Ltd. (D)	43	23
Savannah Energy PLC (D)	205	27
Swiber Holdings, Ltd. (C)(D)	491	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	6	0
Convoy Global Holdings, Ltd. (C)(D)	2,413	0
Good Resources Holdings, Ltd. (C)(D)	1,034	0
TT Hellenic Postbank SA (C)(D)	79	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	7	0
Galapagos NV (D)	7	235
NMC Health PLC (C)(D)	9	0
Pihlajalinna OYJ	2	32
Zenith Capital Corp. (D)	20	2
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	4,657	0
Carillion PLC (C)(D)	438	0
CW Group Holdings, Ltd. (C)(D)	517	0
3	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Industrials - (continued)
Gold-Finance Holdings, Ltd. (C)(D)	820	$0
Hsin Chong Group Holdings, Ltd. (C)(D)	2,819	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	486	0
DMX Technologies Group, Ltd. (C)(D)	130	0
MH Development, Ltd. (C)(D)	475	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	1,237	103
Danakali, Ltd. (D)	65	2
EcoGreen International Group, Ltd. (C)(D)	291	0
Firefinch, Ltd. (C)(D)	156	3
Fraser Papers Holdings, Inc. (C)(D)	18	0
Hanfeng Evergreen, Inc. (C)(D)	14	0
Midas Holdings, Ltd. (C)(D)	954	0
Orbite Technologies, Inc. (C)(D)	404	0
Ten Sixty Four, Ltd. (C)(D)	298	18
Up Energy Development Group, Ltd. (C)(D)	3,439	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	38	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	217	654
Lerthai Group, Ltd. (C)(D)	69	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,110	0
Hyflux, Ltd. (C)(D)	212	0

TOTAL COMMON STOCKS (Cost $912)		$1,517
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$596,000	150,558
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	1,026,600	272,582
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	871,500	244,107
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	701,000	207,298

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $918,157)		$874,545
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	186	61
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	204	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	13	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	22	16

TOTAL WARRANTS (Cost $23)		$78

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	33	0

TOTAL RIGHTS (Cost $0)		$0
MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (E)(F)	32	$317

TOTAL SHORT-TERM INVESTMENTS (Cost $260)		$317
Total investments (Cost $122,465,396) - 100.0%		$148,585,748
Other assets and liabilities, net - 0.0%		17,595
TOTAL NET ASSETS - 100.0%		$148,603,343
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 89.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	567,237	$35,004,188
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,098,182	9,499,273
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,400,578	37,423,443
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,090,010	20,481,282
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,080,641	13,367,524
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	195,660	13,602,288
International Dynamic Growth, Class NAV, JHIT (Axiom)	903,072	16,336,572
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,875,678	53,406,844
Mid Cap Growth, Class NAV, JHIT (Wellington)	745,877	13,597,331
Mid Value, Class NAV, JHF II (T. Rowe Price)	991,977	15,941,074
Multifactor Emerging Markets ETF, JHETF (DFA)	169,482	6,414,894
Small Cap Core, Class NAV, JHIT (MIM US) (B)	268,978	4,682,899
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,002,200	54,229,810
Fixed income - 3.2%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	211,477	1,751,028
High Yield, Class NAV, JHBT (MIM US) (B)	423,928	1,292,980
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	784,213	7,387,290
Alternative and specialty - 0.5%
Diversified Macro, Class NAV, JHIT (Graham)	185,288	1,658,329

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $242,185,797)		$306,077,049
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	107,382	7,181,702
Fidelity Mid Cap Index Fund	180,966	7,151,754
Fidelity Small Cap Index Fund	171,972	5,649,267
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	4

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,780,276)		$19,982,723
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	182	$0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	3,067	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	1,303	0
Genting Hong Kong, Ltd. (C)(D)	5,441	0
Peace Mark Holdings, Ltd. (C)(D)	1,781	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,235	0
ICA Gruppen AB (C)(D)	96	0
Pacific Andes International Holdings, Ltd. (C)(D)	21,480	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	111	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	5,570	0
Ezion Holdings, Ltd. (C)(D)	11,139	0
Ezra Holdings, Ltd. (C)(D)	4,343	0
John Wood Group PLC (D)	303	107
Lightstream Resources, Ltd. (C)(D)	752	0
Manitok Energy, Inc. (C)(D)	2	0
Paladin Energy, Ltd. (D)	103	971
Peninsula Energy, Ltd. (D)	112	60
Sakari Resources, Ltd. (C)(D)(I)	4,248	1,612
Savannah Energy PLC (D)	529	70
Swiber Holdings, Ltd. (C)(D)	1,269	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	17	0
Convoy Global Holdings, Ltd. (C)(D)	6,232	0
Good Resources Holdings, Ltd. (C)(D)	2,671	0
TT Hellenic Postbank SA (C)(D)	205	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	18	0
Galapagos NV (D)	17	571
NMC Health PLC (C)(D)	70	0
Pihlajalinna OYJ	6	95
Zenith Capital Corp. (D)	52	5
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	12,030	0
Carillion PLC (C)(D)	1,130	0
CW Group Holdings, Ltd. (C)(D)	1,336	0
Gold-Finance Holdings, Ltd. (C)(D)	2,117	0
Hsin Chong Group Holdings, Ltd. (C)(D)	7,281	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	1,256	0
DMX Technologies Group, Ltd. (C)(D)	336	0
MH Development, Ltd. (C)(D)	1,227	0
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	3,194	$266
Danakali, Ltd. (D)	168	6
EcoGreen International Group, Ltd. (C)(D)	752	0
Firefinch, Ltd. (C)(D)	403	9
Fraser Papers Holdings, Inc. (C)(D)	47	0
Hanfeng Evergreen, Inc. (C)(D)	37	0
Midas Holdings, Ltd. (C)(D)	2,463	0
Orbite Technologies, Inc. (C)(D)	1,044	0
Ten Sixty Four, Ltd. (C)(D)	770	47
Up Energy Development Group, Ltd. (C)(D)	8,884	0
Victoria Gold Corp. (C)(D)	3	0
Wiluna Mining Corp., Ltd. (C)(D)	99	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	1,788	5,400
Lerthai Group, Ltd. (C)(D)	178	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,053	0
Hyflux, Ltd. (C)(D)	548	0

TOTAL COMMON STOCKS (Cost $5,710)		$9,219
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. Government - 0.7%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$1,411,700	356,616
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	2,594,500	688,890
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	2,162,700	605,772
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	1,660,500	491,038

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,280,573)		$2,142,316
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	479	157
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	527	2
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	37	1
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	56	42

TOTAL WARRANTS (Cost $57)		$202

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	86	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (E)(F)	329	3,294

TOTAL SHORT-TERM INVESTMENTS (Cost $3,293)		$3,294
Total investments (Cost $259,255,706) - 100.0%		$328,214,803
Other assets and liabilities, net - 0.0%		81,325
TOTAL NET ASSETS - 100.0%		$328,296,128
5	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 89.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	767,750	$47,377,851
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,491,870	12,904,674
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,902,672	50,839,400
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,479,643	27,802,490
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,465,995	18,134,362
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	265,802	18,478,582
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,225,106	22,162,169
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,247,191	72,306,295
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,015,495	18,512,467
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,346,264	21,634,459
Multifactor Emerging Markets ETF, JHETF (DFA)	229,901	8,701,753
Small Cap Core, Class NAV, JHIT (MIM US) (B)	364,059	6,338,261
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,418,016	73,414,119
Fixed income - 3.2%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	287,941	2,384,154
High Yield, Class NAV, JHBT (MIM US) (B)	577,209	1,760,487
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,067,764	10,058,339
Alternative and specialty - 0.5%
Diversified Macro, Class NAV, JHIT (Graham)	250,836	2,244,983

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $326,205,740)		$415,054,845
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	145,668	9,742,250
Fidelity Mid Cap Index Fund	245,829	9,715,161
Fidelity Small Cap Index Fund	232,762	7,646,234

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $20,105,131)		$27,103,645
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	249	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	4,196	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	1,783	0
Genting Hong Kong, Ltd. (C)(D)	7,444	0
Peace Mark Holdings, Ltd. (C)(D)	2,436	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,720	0
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer staples - (continued)
ICA Gruppen AB (C)(D)	160	$0
Pacific Andes International Holdings, Ltd. (C)(D)	29,387	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	152	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	7,620	0
Ezion Holdings, Ltd. (C)(D)	15,240	0
Ezra Holdings, Ltd. (C)(D)	5,941	0
John Wood Group PLC (D)	414	146
Lightstream Resources, Ltd. (C)(D)	1,028	0
Manitok Energy, Inc. (C)(D)	2	0
Paladin Energy, Ltd. (D)	140	1,320
Peninsula Energy, Ltd. (D)	153	82
Sakari Resources, Ltd. (C)(D)(I)	12,063	4,578
Savannah Energy PLC (D)	723	96
Swiber Holdings, Ltd. (C)(D)	1,736	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	23	0
Convoy Global Holdings, Ltd. (C)(D)	8,527	0
Good Resources Holdings, Ltd. (C)(D)	3,654	0
TT Hellenic Postbank SA (C)(D)	280	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	24	0
Galapagos NV (D)	24	807
NMC Health PLC (C)(D)	117	0
Pihlajalinna OYJ	9	142
Zenith Capital Corp. (D)	72	7
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	16,458	0
Carillion PLC (C)(D)	1,546	0
CW Group Holdings, Ltd. (C)(D)	1,827	0
Gold-Finance Holdings, Ltd. (C)(D)	2,896	0
Hsin Chong Group Holdings, Ltd. (C)(D)	9,961	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	1,719	0
DMX Technologies Group, Ltd. (C)(D)	460	0
MH Development, Ltd. (C)(D)	1,678	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	4,370	364
Danakali, Ltd. (D)	230	8
EcoGreen International Group, Ltd. (C)(D)	1,029	0
Firefinch, Ltd. (C)(D)	552	12
Fraser Papers Holdings, Inc. (C)(D)	65	0
Hanfeng Evergreen, Inc. (C)(D)	50	0
Midas Holdings, Ltd. (C)(D)	3,370	0
Orbite Technologies, Inc. (C)(D)	1,428	0
Ten Sixty Four, Ltd. (C)(D)	1,053	64
Up Energy Development Group, Ltd. (C)(D)	12,154	0
Victoria Gold Corp. (C)(D)	5	1
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	6

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Materials - (continued)
Wiluna Mining Corp., Ltd. (C)(D)	135	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	2,971	8,973
Lerthai Group, Ltd. (C)(D)	244	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	15,065	0
Hyflux, Ltd. (C)(D)	750	0

TOTAL COMMON STOCKS (Cost $11,139)		$16,600
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. Government - 0.7%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$1,884,200	475,976
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	3,464,100	919,786
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	2,887,300	808,732
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	2,216,300	655,397

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,052,070)		$2,859,891
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	656	215
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	722	2
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	50	2
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	77	57

TOTAL WARRANTS (Cost $79)		$276

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	118	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (E)(F)	304	3,045

TOTAL SHORT-TERM INVESTMENTS (Cost $3,043)		$3,045
Total investments (Cost $349,377,202) - 100.0%		$445,038,302
Other assets and liabilities, net - 0.0%		82,236
TOTAL NET ASSETS - 100.0%		$445,120,538
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 89.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,076,859	$66,452,956
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,095,145	18,123,005
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,671,354	71,378,570
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,090,043	$39,271,909
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,079,482	25,723,187
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	373,817	25,987,776
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,745,175	31,570,210
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,404,680	102,036,493
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,426,692	26,008,596
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,890,659	30,382,897
Multifactor Emerging Markets ETF, JHETF (DFA)	324,734	12,291,182
Small Cap Core, Class NAV, JHIT (MIM US) (B)	510,006	8,879,205
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,621,003	103,264,597
Fixed income - 3.2%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	404,832	3,352,013
High Yield, Class NAV, JHBT (MIM US) (B)	811,530	2,475,165
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,501,162	14,140,947
Alternative and specialty - 0.5%
Diversified Macro, Class NAV, JHIT (Graham)	353,513	3,163,943

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $454,063,053)		$584,502,651
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	205,767	13,761,680
Fidelity Mid Cap Index Fund	345,243	13,644,005
Fidelity Small Cap Index Fund	324,690	10,666,065

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $28,020,361)		$38,071,750
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	366	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	6,164	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	2,620	0
Genting Hong Kong, Ltd. (C)(D)	10,937	0
Peace Mark Holdings, Ltd. (C)(D)	3,579	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,187	0
ICA Gruppen AB (C)(D)	266	0
Pacific Andes International Holdings, Ltd. (C)(D)	43,177	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	223	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	11,195	0
Ezion Holdings, Ltd. (C)(D)	22,391	0
7	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Ezra Holdings, Ltd. (C)(D)	8,730	$0
John Wood Group PLC (D)	608	214
Lightstream Resources, Ltd. (C)(D)	1,511	0
Manitok Energy, Inc. (C)(D)	3	0
Paladin Energy, Ltd. (D)	206	1,942
Peninsula Energy, Ltd. (D)	225	120
Sakari Resources, Ltd. (C)(D)(I)	24,454	9,280
Savannah Energy PLC (D)	1,062	141
Swiber Holdings, Ltd. (C)(D)	2,550	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	33	0
Convoy Global Holdings, Ltd. (C)(D)	12,528	0
Good Resources Holdings, Ltd. (C)(D)	5,369	0
TT Hellenic Postbank SA (C)(D)	412	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	36	0
Galapagos NV (D)	35	1,176
NMC Health PLC (C)(D)	194	0
Pihlajalinna OYJ	13	205
Zenith Capital Corp. (D)	105	11
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	24,180	0
Carillion PLC (C)(D)	2,272	0
CW Group Holdings, Ltd. (C)(D)	2,685	0
Gold-Finance Holdings, Ltd. (C)(D)	4,255	0
Hsin Chong Group Holdings, Ltd. (C)(D)	14,636	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	2,525	0
DMX Technologies Group, Ltd. (C)(D)	676	0
MH Development, Ltd. (C)(D)	2,466	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	6,421	535
Danakali, Ltd. (D)	339	11
EcoGreen International Group, Ltd. (C)(D)	1,511	0
Firefinch, Ltd. (C)(D)	811	17
Fraser Papers Holdings, Inc. (C)(D)	95	0
Hanfeng Evergreen, Inc. (C)(D)	74	0
Midas Holdings, Ltd. (C)(D)	4,951	0
Orbite Technologies, Inc. (C)(D)	2,098	0
Ten Sixty Four, Ltd. (C)(D)	1,547	94
Up Energy Development Group, Ltd. (C)(D)	17,857	0
Victoria Gold Corp. (C)(D)	7	1
Wiluna Mining Corp., Ltd. (C)(D)	199	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	4,945	14,933
Lerthai Group, Ltd. (C)(D)	358	0
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	25,059	$0
Hyflux, Ltd. (C)(D)	1,101	0

TOTAL COMMON STOCKS (Cost $19,958)		$28,680
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. Government - 0.7%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$2,661,700	672,384
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	4,948,800	1,314,003
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	4,125,000	1,155,411
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	3,131,100	925,919

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,341,385)		$4,067,717
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	963	315
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,060	4
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	73	3
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	113	84

TOTAL WARRANTS (Cost $117)		$406

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	173	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (E)(F)	469	4,689

TOTAL SHORT-TERM INVESTMENTS (Cost $4,688)		$4,689
Total investments (Cost $486,449,562) - 100.0%		$626,675,893
Other assets and liabilities, net - 0.0%		111,342
TOTAL NET ASSETS - 100.0%		$626,787,235
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.5%
Equity - 82.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,490,284	$91,965,445
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,078,044	17,975,079
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,698,364	98,820,289
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,029,643	56,927,001
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,396,507	29,644,793
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	510,695	35,503,542
Global Equity, Class NAV, JHF II (MIM US) (B)	679,934	9,376,292
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	8

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,520,262	$45,591,543
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,796,476	148,775,435
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,854,779	33,812,629
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,455,022	39,452,208
Multifactor Emerging Markets ETF, JHETF (DFA)	376,020	14,232,357
Small Cap Core, Class NAV, JHIT (MIM US) (B)	639,136	11,127,351
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,443,599	141,510,770
Fixed income - 9.3%
Bond, Class NAV, JHSB (MIM US) (B)	3,341,209	46,375,984
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,436,643	11,895,402
High Yield, Class NAV, JHBT (MIM US) (B)	3,059,895	9,332,680
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,104,006	19,819,741
Alternative and specialty - 2.0%
Diversified Macro, Class NAV, JHIT (Graham)	931,284	8,334,993
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	760,512	10,730,819

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $674,508,671)		$881,204,353
UNAFFILIATED INVESTMENT COMPANIES - 5.6%
Equity - 5.6%
Fidelity International Index Fund	302,393	20,224,050
Fidelity Mid Cap Index Fund	467,865	18,490,019
Fidelity Small Cap Index Fund	444,777	14,610,911

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $38,565,677)		$53,324,980
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	533	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	8,971	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,813	0
Genting Hong Kong, Ltd. (C)(D)	15,917	0
Peace Mark Holdings, Ltd. (C)(D)	5,209	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,035	0
ICA Gruppen AB (C)(D)	431	0
Pacific Andes International Holdings, Ltd. (C)(D)	62,836	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	324	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,293	0
Ezion Holdings, Ltd. (C)(D)	32,586	0
Ezra Holdings, Ltd. (C)(D)	12,704	0
John Wood Group PLC (D)	885	312
Lightstream Resources, Ltd. (C)(D)	2,199	0
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Manitok Energy, Inc. (C)(D)	5	$0
Paladin Energy, Ltd. (D)	300	2,828
Peninsula Energy, Ltd. (D)	327	174
Sakari Resources, Ltd. (C)(D)(I)	45,339	17,205
Savannah Energy PLC (D)	1,546	205
Swiber Holdings, Ltd. (C)(D)	3,711	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	49	0
Convoy Global Holdings, Ltd. (C)(D)	18,232	0
Good Resources Holdings, Ltd. (C)(D)	7,814	0
TT Hellenic Postbank SA (C)(D)	600	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	52	0
Galapagos NV (D)	51	1,714
NMC Health PLC (C)(D)	315	0
Pihlajalinna OYJ	19	300
Zenith Capital Corp. (D)	153	15
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	35,190	0
Carillion PLC (C)(D)	3,307	0
CW Group Holdings, Ltd. (C)(D)	3,907	0
Gold-Finance Holdings, Ltd. (C)(D)	6,193	0
Hsin Chong Group Holdings, Ltd. (C)(D)	21,299	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,675	0
DMX Technologies Group, Ltd. (C)(D)	984	0
MH Development, Ltd. (C)(D)	3,588	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,344	778
Danakali, Ltd. (D)	493	16
EcoGreen International Group, Ltd. (C)(D)	2,199	0
Firefinch, Ltd. (C)(D)	1,179	25
Fraser Papers Holdings, Inc. (C)(D)	139	0
Hanfeng Evergreen, Inc. (C)(D)	107	0
Midas Holdings, Ltd. (C)(D)	7,206	0
Orbite Technologies, Inc. (C)(D)	3,053	0
Ten Sixty Four, Ltd. (C)(D)	2,252	137
Up Energy Development Group, Ltd. (C)(D)	25,988	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	290	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,028	24,243
Lerthai Group, Ltd. (C)(D)	521	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	40,641	0
Hyflux, Ltd. (C)(D)	1,603	0

TOTAL COMMON STOCKS (Cost $34,228)		$47,954
9	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.9%
U.S. Government - 0.9%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$5,406,800	$1,365,836
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	9,744,000	2,587,222
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	8,119,300	2,274,214
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	6,363,200	1,881,705

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,690,941)		$8,108,977
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,402	459
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,543	5
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	104	4
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	165	122

TOTAL WARRANTS (Cost $168)		$590

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	252	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (E)(F)	724	7,243

TOTAL SHORT-TERM INVESTMENTS (Cost $7,242)		$7,243
Total investments (Cost $721,806,927) - 100.0%		$942,694,097
Other assets and liabilities, net - 0.0%		146,669
TOTAL NET ASSETS - 100.0%		$942,840,766
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.6%
Equity - 73.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,349,623	$83,285,263
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,148,530	18,584,786
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,362,968	89,858,512
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,873,496	53,992,993
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,808,953	22,376,748
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	376,269	26,158,209
Global Equity, Class NAV, JHF II (MIM US) (B)	703,698	9,703,994
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,411,307	43,620,544
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,309,992	142,071,684
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,567,333	28,572,476
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,067,800	33,229,540
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	285,231	$10,795,993
Small Cap Core, Class NAV, JHIT (MIM US) (B)	476,678	8,298,967
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,035,709	135,983,863
Fixed income - 17.0%
Bond, Class NAV, JHSB (MIM US) (B)	4,261,781	59,153,521
Core Bond, Class NAV, JHF II (Allspring Investments)	3,436,551	38,558,102
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,466,765	20,424,810
High Yield, Class NAV, JHBT (MIM US) (B)	5,253,943	16,024,528
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,571,970	24,227,960
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	458,856	4,799,630
Alternative and specialty - 3.0%
Diversified Macro, Class NAV, JHIT (Graham)	950,014	8,502,625
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	1,459,200	20,589,315

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $700,349,849)		$898,814,063
UNAFFILIATED INVESTMENT COMPANIES - 5.3%
Equity - 5.3%
Fidelity International Index Fund	296,468	19,827,756
Fidelity Mid Cap Index Fund	443,066	17,509,967
Fidelity Small Cap Index Fund	423,170	13,901,147

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $36,796,455)		$51,238,870
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	555	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,356	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,976	0
Genting Hong Kong, Ltd. (C)(D)	16,599	0
Peace Mark Holdings, Ltd. (C)(D)	5,432	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,247	0
ICA Gruppen AB (C)(D)	440	0
Pacific Andes International Holdings, Ltd. (C)(D)	65,528	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	338	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,991	0
Ezion Holdings, Ltd. (C)(D)	33,982	0
Ezra Holdings, Ltd. (C)(D)	13,249	0
John Wood Group PLC (D)	923	325
Lightstream Resources, Ltd. (C)(D)	2,293	0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (D)	313	2,951
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	10

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Peninsula Energy, Ltd. (D)	341	$182
Sakari Resources, Ltd. (C)(D)(I)	49,809	18,901
Savannah Energy PLC (D)	1,612	214
Swiber Holdings, Ltd. (C)(D)	3,870	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	51	0
Convoy Global Holdings, Ltd. (C)(D)	19,013	0
Good Resources Holdings, Ltd. (C)(D)	8,148	0
TT Hellenic Postbank SA (C)(D)	625	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	55	0
Galapagos NV (D)	53	1,781
NMC Health PLC (C)(D)	321	0
Pihlajalinna OYJ	19	300
Zenith Capital Corp. (D)	160	16
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	36,698	0
Carillion PLC (C)(D)	3,448	0
CW Group Holdings, Ltd. (C)(D)	4,074	0
Gold-Finance Holdings, Ltd. (C)(D)	6,458	0
Hsin Chong Group Holdings, Ltd. (C)(D)	22,212	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,833	0
DMX Technologies Group, Ltd. (C)(D)	1,026	0
MH Development, Ltd. (C)(D)	3,742	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,744	811
Danakali, Ltd. (D)	514	17
EcoGreen International Group, Ltd. (C)(D)	2,294	0
Firefinch, Ltd. (C)(D)	1,231	26
Fraser Papers Holdings, Inc. (C)(D)	145	0
Hanfeng Evergreen, Inc. (C)(D)	112	0
Midas Holdings, Ltd. (C)(D)	7,515	0
Orbite Technologies, Inc. (C)(D)	3,184	0
Ten Sixty Four, Ltd. (C)(D)	2,348	143
Up Energy Development Group, Ltd. (C)(D)	27,101	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	302	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,196	24,750
Lerthai Group, Ltd. (C)(D)	543	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	41,499	0
Hyflux, Ltd. (C)(D)	1,672	0

TOTAL COMMON STOCKS (Cost $36,551)		$50,419
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$6,974,900	$1,761,961
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	12,732,600	3,380,754
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	10,613,300	2,972,783
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	8,206,800	2,426,889

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,431,600)		$10,542,387
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,462	478
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,609	6
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	110	4
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	172	128

TOTAL WARRANTS (Cost $177)		$616

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	263	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (E)(F)	836	8,358

TOTAL SHORT-TERM INVESTMENTS (Cost $8,357)		$8,358
Total investments (Cost $748,622,989) - 100.0%		$960,654,713
Other assets and liabilities, net - 0.0%		149,819
TOTAL NET ASSETS - 100.0%		$960,804,532
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 63.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,294,895	$79,907,992
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,328,822	28,794,307
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,243,232	86,659,160
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,069,977	57,684,862
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,691,804	20,927,621
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	311,643	21,665,390
Global Equity, Class NAV, JHF II (MIM US) (B)	1,077,408	14,857,461
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,560,810	46,325,057
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,680,629	133,399,066
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,458,005	26,579,430
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,918,438	30,829,303
11	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	268,380	$10,158,183
Small Cap Core, Class NAV, JHIT (MIM US) (B)	380,352	6,621,935
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,400,003	140,920,040
Fixed income - 25.5%
Bond, Class NAV, JHSB (MIM US) (B)	7,286,605	101,138,080
Core Bond, Class NAV, JHF II (Allspring Investments)	6,898,743	77,403,901
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,822,812	31,652,880
Floating Rate Income, Class NAV, JHF II (Bain Capital)	695,991	5,101,618
High Yield, Class NAV, JHBT (MIM US) (B)	8,142,180	24,833,649
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,725,260	35,091,952
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	740,082	7,741,254
Alternative and specialty - 4.0%
Diversified Macro, Class NAV, JHIT (Graham)	1,094,334	9,794,293
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	2,474,350	34,913,082

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $829,220,397)		$1,033,000,516
UNAFFILIATED INVESTMENT COMPANIES - 4.9%
Equity - 4.9%
Fidelity International Index Fund	330,397	22,096,969
Fidelity Mid Cap Index Fund	449,984	17,783,350
Fidelity Small Cap Index Fund	438,715	14,411,780

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $38,955,423)		$54,292,099
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	573	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,657	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	4,104	0
Genting Hong Kong, Ltd. (C)(D)	17,133	0
Peace Mark Holdings, Ltd. (C)(D)	5,607	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,773	0
ICA Gruppen AB (C)(D)	463	0
Pacific Andes International Holdings, Ltd. (C)(D)	67,637	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	349	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	17,538	0
Ezion Holdings, Ltd. (C)(D)	35,076	0
Ezra Holdings, Ltd. (C)(D)	13,675	0
John Wood Group PLC (D)	953	335
Lightstream Resources, Ltd. (C)(D)	2,367	0
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Manitok Energy, Inc. (C)(D)	5	$0
Paladin Energy, Ltd. (D)	323	3,045
Peninsula Energy, Ltd. (D)	352	188
Sakari Resources, Ltd. (C)(D)(I)	52,909	20,078
Savannah Energy PLC (D)	1,664	220
Swiber Holdings, Ltd. (C)(D)	3,995	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	52	0
Convoy Global Holdings, Ltd. (C)(D)	19,625	0
Good Resources Holdings, Ltd. (C)(D)	8,411	0
TT Hellenic Postbank SA (C)(D)	646	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	56	0
Galapagos NV (D)	55	1,848
NMC Health PLC (C)(D)	338	0
Pihlajalinna OYJ	20	316
Zenith Capital Corp. (D)	165	17
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	37,879	0
Carillion PLC (C)(D)	3,559	0
CW Group Holdings, Ltd. (C)(D)	4,205	0
Gold-Finance Holdings, Ltd. (C)(D)	6,666	0
Hsin Chong Group Holdings, Ltd. (C)(D)	22,927	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,956	0
DMX Technologies Group, Ltd. (C)(D)	1,059	0
MH Development, Ltd. (C)(D)	3,863	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	10,058	837
Danakali, Ltd. (D)	530	18
EcoGreen International Group, Ltd. (C)(D)	2,367	0
Firefinch, Ltd. (C)(D)	1,270	27
Fraser Papers Holdings, Inc. (C)(D)	150	0
Hanfeng Evergreen, Inc. (C)(D)	115	0
Midas Holdings, Ltd. (C)(D)	7,756	0
Orbite Technologies, Inc. (C)(D)	3,286	0
Ten Sixty Four, Ltd. (C)(D)	2,424	147
Up Energy Development Group, Ltd. (C)(D)	27,973	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	312	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,616	26,020
Lerthai Group, Ltd. (C)(D)	561	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	43,631	0
Hyflux, Ltd. (C)(D)	1,726	0

TOTAL COMMON STOCKS (Cost $38,563)		$53,098
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	12

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. Government - 1.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$333,875	$331,082
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,114,068	2,127,051
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	2,078,430	2,121,489
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,993,840	2,060,889
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	9,233,300	2,332,465
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	17,384,900	4,616,030
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	14,490,400	4,058,757
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	10,859,000	3,211,189

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $22,090,003)		$20,858,952
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,509	494
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,661	6
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	114	4
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	178	132

TOTAL WARRANTS (Cost $182)		$636

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	271	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (E)(F)	930	9,300

TOTAL SHORT-TERM INVESTMENTS (Cost $9,299)		$9,300
Total investments (Cost $890,313,867) - 100.0%		$1,108,214,601
Other assets and liabilities, net - 0.0%		208,242
TOTAL NET ASSETS - 100.0%		$1,108,422,843
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.7%
Equity - 53.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	920,969	$56,832,991
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,342,346	37,561,292
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,336,540	62,432,356
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,487,914	46,747,902
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,130,855	13,988,674
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	140,493	$9,767,086
Global Equity, Class NAV, JHF II (MIM US) (B)	1,409,270	19,433,829
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,069,555	37,438,250
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,670,562	105,700,346
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,054,912	19,231,038
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,405,137	22,580,557
Multifactor Emerging Markets ETF, JHETF (DFA)	178,235	6,746,195
Small Cap Core, Class NAV, JHIT (MIM US) (B)	268,286	4,670,867
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,578,755	116,242,127
Fixed income - 34.5%
Bond, Class NAV, JHSB (MIM US) (B)	7,160,517	99,387,982
Core Bond, Class NAV, JHF II (Allspring Investments)	9,218,281	103,429,117
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,570,453	37,843,352
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,721,811	12,620,875
High Yield, Class NAV, JHBT (MIM US) (B)	9,695,425	29,571,046
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	5,628,376	53,019,302
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,763,688	28,908,179
Alternative and specialty - 5.2%
Diversified Macro, Class NAV, JHIT (Graham)	1,194,448	10,690,308
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	3,114,927	43,951,622

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $812,100,103)		$978,795,293
UNAFFILIATED INVESTMENT COMPANIES - 3.8%
Equity - 3.8%
Fidelity International Index Fund	221,284	14,799,451
Fidelity Mid Cap Index Fund	355,596	14,053,139
Fidelity Small Cap Index Fund	334,587	10,991,174

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $27,332,653)		$39,843,764
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	542	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,130	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,880	0
Genting Hong Kong, Ltd. (C)(D)	16,198	0
Peace Mark Holdings, Ltd. (C)(D)	5,301	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,893	0
ICA Gruppen AB (C)(D)	468	0
13	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer staples - (continued)
Pacific Andes International Holdings, Ltd. (C)(D)	63,946	$0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	330	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,581	0
Ezion Holdings, Ltd. (C)(D)	33,162	0
Ezra Holdings, Ltd. (C)(D)	12,929	0
John Wood Group PLC (D)	901	317
Lightstream Resources, Ltd. (C)(D)	2,237	0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (D)	305	2,875
Peninsula Energy, Ltd. (D)	333	178
Sakari Resources, Ltd. (C)(D)(I)	59,458	22,563
Savannah Energy PLC (D)	1,573	208
Swiber Holdings, Ltd. (C)(D)	3,777	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	50	0
Convoy Global Holdings, Ltd. (C)(D)	18,554	0
Good Resources Holdings, Ltd. (C)(D)	7,952	0
TT Hellenic Postbank SA (C)(D)	610	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	53	0
Galapagos NV (D)	52	1,748
NMC Health PLC (C)(D)	342	0
Pihlajalinna OYJ	19	300
Zenith Capital Corp. (D)	156	16
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	35,812	0
Carillion PLC (C)(D)	3,365	0
CW Group Holdings, Ltd. (C)(D)	3,976	0
Gold-Finance Holdings, Ltd. (C)(D)	6,302	0
Hsin Chong Group Holdings, Ltd. (C)(D)	21,676	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,740	0
DMX Technologies Group, Ltd. (C)(D)	1,001	0
MH Development, Ltd. (C)(D)	3,652	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,509	792
Danakali, Ltd. (D)	501	17
EcoGreen International Group, Ltd. (C)(D)	2,238	0
Firefinch, Ltd. (C)(D)	1,200	26
Fraser Papers Holdings, Inc. (C)(D)	141	0
Hanfeng Evergreen, Inc. (C)(D)	109	0
Midas Holdings, Ltd. (C)(D)	7,333	0
Orbite Technologies, Inc. (C)(D)	3,107	0
Ten Sixty Four, Ltd. (C)(D)	2,292	139
Up Energy Development Group, Ltd. (C)(D)	26,447	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	295	0
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,712	$26,310
Lerthai Group, Ltd. (C)(D)	530	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	44,116	0
Hyflux, Ltd. (C)(D)	1,632	0

TOTAL COMMON STOCKS (Cost $41,187)		$55,491
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.5%
U.S. Government - 3.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$1,211,773	1,201,638
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,743,552	7,791,105
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	7,542,390	7,698,647
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	7,310,711	7,556,556
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	8,408,900	2,124,210
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	16,076,400	4,268,598
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	13,401,200	3,753,673
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	9,892,000	2,925,231

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $38,028,884)		$37,319,658
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,426	467
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,570	5
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	109	4
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	168	125

TOTAL WARRANTS (Cost $172)		$601

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	256	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (E)(F)	960	9,608

TOTAL SHORT-TERM INVESTMENTS (Cost $9,606)		$9,608
Total investments (Cost $877,512,605) - 100.0%		$1,056,024,415
Other assets and liabilities, net - 0.0%		318,563
TOTAL NET ASSETS - 100.0%		$1,056,342,978
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	14

MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.7%
Equity - 41.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	350,401	$21,623,276
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,805,107	24,264,177
Disciplined Value, Class NAV, JHF III (Boston Partners)	921,411	24,620,108
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,242,603	23,348,504
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	390,942	4,835,958
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	53,178	3,696,945
Global Equity, Class NAV, JHF II (MIM US) (B)	901,045	12,425,413
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,056,992	19,120,981
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,004,157	55,177,288
Mid Cap Growth, Class NAV, JHIT (Wellington)	468,391	8,538,761
Mid Value, Class NAV, JHF II (T. Rowe Price)	625,902	10,058,253
Multifactor Emerging Markets ETF, JHETF (DFA)	80,513	3,047,417
Small Cap Core, Class NAV, JHIT (MIM US) (B)	178,741	3,111,889
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,505,512	61,049,693
Fixed income - 44.2%
Bond, Class NAV, JHSB (MIM US) (B)	5,719,706	79,389,518
Core Bond, Class NAV, JHF II (Allspring Investments)	6,977,148	78,283,601
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,507,576	29,042,730
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,750,522	12,831,328
High Yield, Class NAV, JHBT (MIM US) (B)	7,471,564	22,788,271
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,533,970	42,709,998
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,708,581	28,331,754
Alternative and specialty - 6.0%
Diversified Macro, Class NAV, JHIT (Graham)	747,533	6,690,416
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	2,351,212	33,175,607

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $525,468,639)		$608,161,886
UNAFFILIATED INVESTMENT COMPANIES - 3.2%
Equity - 3.2%
Fidelity International Index Fund	150,659	10,076,096
Fidelity Mid Cap Index Fund	184,920	7,308,038
Fidelity Small Cap Index Fund	125,899	4,135,795

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,618,792)		$21,519,929
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	294	$0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	4,955	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	2,106	0
Genting Hong Kong, Ltd. (C)(D)	8,791	0
Peace Mark Holdings, Ltd. (C)(D)	2,877	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,029	0
ICA Gruppen AB (C)(D)	345	0
Pacific Andes International Holdings, Ltd. (C)(D)	34,707	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	179	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	8,999	0
Ezion Holdings, Ltd. (C)(D)	17,999	0
Ezra Holdings, Ltd. (C)(D)	7,017	0
John Wood Group PLC (D)	489	172
Lightstream Resources, Ltd. (C)(D)	1,214	0
Manitok Energy, Inc. (C)(D)	3	0
Paladin Energy, Ltd. (D)	166	1,565
Peninsula Energy, Ltd. (D)	181	97
Sakari Resources, Ltd. (C)(D)(I)	43,019	16,325
Savannah Energy PLC (D)	854	113
Swiber Holdings, Ltd. (C)(D)	2,050	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	27	0
Convoy Global Holdings, Ltd. (C)(D)	10,070	0
Good Resources Holdings, Ltd. (C)(D)	4,316	0
TT Hellenic Postbank SA (C)(D)	331	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	29	0
Galapagos NV (D)	28	941
NMC Health PLC (C)(D)	252	0
Pihlajalinna OYJ	10	158
Zenith Capital Corp. (D)	85	9
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	19,437	0
Carillion PLC (C)(D)	1,826	0
CW Group Holdings, Ltd. (C)(D)	2,158	0
Gold-Finance Holdings, Ltd. (C)(D)	3,421	0
Hsin Chong Group Holdings, Ltd. (C)(D)	11,765	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	2,030	0
DMX Technologies Group, Ltd. (C)(D)	543	0
MH Development, Ltd. (C)(D)	1,982	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	5,161	430
15	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Materials - (continued)
Danakali, Ltd. (D)	272	$9
EcoGreen International Group, Ltd. (C)(D)	1,215	0
Firefinch, Ltd. (C)(D)	652	14
Fraser Papers Holdings, Inc. (C)(D)	77	0
Hanfeng Evergreen, Inc. (C)(D)	59	0
Midas Holdings, Ltd. (C)(D)	3,980	0
Orbite Technologies, Inc. (C)(D)	1,686	0
Ten Sixty Four, Ltd. (C)(D)	1,244	76
Up Energy Development Group, Ltd. (C)(D)	14,354	0
Victoria Gold Corp. (C)(D)	5	1
Wiluna Mining Corp., Ltd. (C)(D)	160	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	6,421	19,389
Lerthai Group, Ltd. (C)(D)	288	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	32,516	0
Hyflux, Ltd. (C)(D)	885	0

TOTAL COMMON STOCKS (Cost $29,062)		$39,299
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.1%
U.S. Government - 5.1%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$1,326,891	1,315,792
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	8,626,971	8,679,949
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	8,266,893	8,438,160
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	8,144,664	8,418,553
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	4,228,700	1,068,231
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	8,276,300	2,197,519
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	6,898,200	1,932,184
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	4,978,000	1,472,078

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $33,599,174)		$33,522,466
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	774	253
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	852	3
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	64	2
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	91	68

TOTAL WARRANTS (Cost $93)		$326

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	139	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (E)(F)	734	7,341
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $7,340)	$7,341
Total investments (Cost $574,723,100) - 100.0%	$663,251,247
Other assets and liabilities, net - 0.0%	291,745
TOTAL NET ASSETS - 100.0%	$663,542,992
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.4%
Equity - 35.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	95,338	$5,883,283
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,463,217	12,656,826
Disciplined Value, Class NAV, JHF III (Boston Partners)	233,620	6,242,327
Disciplined Value International, Class NAV, JHIT (Boston Partners)	639,734	12,020,606
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	113,507	1,404,087
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	57,206	3,976,959
Global Equity, Class NAV, JHF II (MIM US) (B)	471,130	6,496,882
International Dynamic Growth, Class NAV, JHIT (Axiom)	558,640	10,105,801
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,519,358	20,936,747
Mid Cap Growth, Class NAV, JHIT (Wellington)	171,620	3,128,641
Mid Value, Class NAV, JHF II (T. Rowe Price)	229,174	3,682,822
Small Cap Core, Class NAV, JHIT (MIM US) (B)	88,932	1,548,312
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,406,506	32,608,153
Fixed income - 49.4%
Bond, Class NAV, JHSB (MIM US) (B)	3,143,532	43,632,218
Core Bond, Class NAV, JHF II (Allspring Investments)	3,990,803	44,776,812
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,938,375	16,049,740
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,257,124	9,214,717
High Yield, Class NAV, JHBT (MIM US) (B)	4,128,974	12,593,370
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,026,186	28,506,668
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,477,726	15,457,019
Alternative and specialty - 6.0%
Diversified Macro, Class NAV, JHIT (Graham)	389,466	3,485,719
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	1,228,870	17,339,358

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $275,385,084)		$311,747,067
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	16

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 3.2%
Equity - 3.2%
Fidelity International Index Fund	104,194	$6,968,480
Fidelity Mid Cap Index Fund	78,942	3,119,788
Fidelity Small Cap Index Fund	30,161	990,776

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $8,326,143)		$11,079,044
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	115	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	1,935	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	822	0
Genting Hong Kong, Ltd. (C)(D)	3,433	0
Peace Mark Holdings, Ltd. (C)(D)	1,123	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,589	0
ICA Gruppen AB (C)(D)	154	0
Pacific Andes International Holdings, Ltd. (C)(D)	13,551	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	70	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	3,514	0
Ezion Holdings, Ltd. (C)(D)	7,028	0
Ezra Holdings, Ltd. (C)(D)	2,740	0
John Wood Group PLC (D)	191	67
Lightstream Resources, Ltd. (C)(D)	474	0
Manitok Energy, Inc. (C)(D)	1	0
Paladin Energy, Ltd. (D)	65	613
Peninsula Energy, Ltd. (D)	71	38
Sakari Resources, Ltd. (C)(D)(I)	19,966	7,577
Savannah Energy PLC (D)	333	44
Swiber Holdings, Ltd. (C)(D)	800	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	11	0
Convoy Global Holdings, Ltd. (C)(D)	3,932	0
Good Resources Holdings, Ltd. (C)(D)	1,685	0
TT Hellenic Postbank SA (C)(D)	129	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	11	0
Galapagos NV (D)	11	370
NMC Health PLC (C)(D)	113	0
Pihlajalinna OYJ	4	63
Zenith Capital Corp. (D)	33	3
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	7,589	0
Carillion PLC (C)(D)	713	0
CW Group Holdings, Ltd. (C)(D)	843	0
Gold-Finance Holdings, Ltd. (C)(D)	1,336	0
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Industrials - (continued)
Hsin Chong Group Holdings, Ltd. (C)(D)	4,593	$0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	793	0
DMX Technologies Group, Ltd. (C)(D)	212	0
MH Development, Ltd. (C)(D)	774	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	2,015	168
Danakali, Ltd. (D)	106	4
EcoGreen International Group, Ltd. (C)(D)	474	0
Firefinch, Ltd. (C)(D)	254	5
Fraser Papers Holdings, Inc. (C)(D)	30	0
Hanfeng Evergreen, Inc. (C)(D)	23	0
Midas Holdings, Ltd. (C)(D)	1,554	0
Orbite Technologies, Inc. (C)(D)	658	0
Ten Sixty Four, Ltd. (C)(D)	486	30
Up Energy Development Group, Ltd. (C)(D)	5,605	0
Victoria Gold Corp. (C)(D)	2	0
Wiluna Mining Corp., Ltd. (C)(D)	62	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	2,869	8,662
Lerthai Group, Ltd. (C)(D)	112	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	14,534	0
Hyflux, Ltd. (C)(D)	346	0

TOTAL COMMON STOCKS (Cost $13,153)		$17,644
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.3%
U.S. Government - 6.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$975,341	967,183
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	6,217,529	6,255,711
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	6,078,622	6,204,554
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	5,869,942	6,067,336
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	1,546,400	390,643
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	3,083,000	818,597
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	2,569,700	719,772
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	1,820,900	538,471

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,793,287)		$21,962,267
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	302	99
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	333	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	32	1
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	36	27

TOTAL WARRANTS (Cost $38)		$128
17	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	54	$0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (E)(F)	425	4,247

TOTAL SHORT-TERM INVESTMENTS (Cost $4,246)		$4,247
Total investments (Cost $305,521,951) - 99.9%		$344,810,397
Other assets and liabilities, net - 0.1%		178,969
TOTAL NET ASSETS - 100.0%		$344,989,366
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.5%
Equity - 28.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	40,370	$2,491,253
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	666,586	5,765,970
Disciplined Value, Class NAV, JHF III (Boston Partners)	99,184	2,650,190
Disciplined Value International, Class NAV, JHIT (Boston Partners)	285,227	5,359,412
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	18,579	1,291,631
Global Equity, Class NAV, JHF II (MIM US) (B)	214,620	2,959,612
International Dynamic Growth, Class NAV, JHIT (Axiom)	240,353	4,347,990
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	537,544	7,407,354
Mid Cap Growth, Class NAV, JHIT (Wellington)	44,496	811,161
Mid Value, Class NAV, JHF II (T. Rowe Price)	59,332	953,473
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	821,927	11,137,118
Fixed income - 54.6%
Bond, Class NAV, JHSB (MIM US) (B)	1,559,366	21,644,006
Core Bond, Class NAV, JHF II (Allspring Investments)	1,927,497	21,626,512
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	934,589	7,738,395
Floating Rate Income, Class NAV, JHF II (Bain Capital)	726,201	5,323,054
High Yield, Class NAV, JHBT (MIM US) (B)	1,982,741	6,047,360
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,656,431	15,603,577
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	709,469	7,421,045
Alternative and specialty - 6.0%
Diversified Macro, Class NAV, JHIT (Graham)	176,759	1,581,997
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	559,702	7,897,401
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $127,479,842)		$140,058,511
UNAFFILIATED INVESTMENT COMPANIES - 2.7%
Equity - 2.7%
Fidelity International Index Fund	36,611	$2,448,550
Fidelity Mid Cap Index Fund	27,876	1,101,641
Fidelity Small Cap Index Fund	21,965	721,567

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,127,673)		$4,271,758
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	32	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	539	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	229	0
Genting Hong Kong, Ltd. (C)(D)	955	0
Peace Mark Holdings, Ltd. (C)(D)	313	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,099	0
ICA Gruppen AB (C)(D)	47	0
Pacific Andes International Holdings, Ltd. (C)(D)	3,772	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	19	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	978	0
Ezion Holdings, Ltd. (C)(D)	1,956	0
Ezra Holdings, Ltd. (C)(D)	763	0
John Wood Group PLC (D)	53	19
Lightstream Resources, Ltd. (C)(D)	132	0
Paladin Energy, Ltd. (D)	18	170
Peninsula Energy, Ltd. (D)	20	11
Sakari Resources, Ltd. (C)(D)(I)	5,942	2,255
Savannah Energy PLC (D)	93	12
Swiber Holdings, Ltd. (C)(D)	223	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	3	0
Convoy Global Holdings, Ltd. (C)(D)	1,094	0
Good Resources Holdings, Ltd. (C)(D)	469	0
TT Hellenic Postbank SA (C)(D)	36	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	3	0
Galapagos NV (D)	3	101
NMC Health PLC (C)(D)	34	0
Pihlajalinna OYJ	1	16
Zenith Capital Corp. (D)	9	1
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	2,112	0
Carillion PLC (C)(D)	198	0
CW Group Holdings, Ltd. (C)(D)	235	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	18

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Industrials - (continued)
Gold-Finance Holdings, Ltd. (C)(D)	372	$0
Hsin Chong Group Holdings, Ltd. (C)(D)	1,279	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	221	0
DMX Technologies Group, Ltd. (C)(D)	59	0
MH Development, Ltd. (C)(D)	215	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	561	47
Danakali, Ltd. (D)	30	1
EcoGreen International Group, Ltd. (C)(D)	132	0
Firefinch, Ltd. (C)(D)	71	2
Fraser Papers Holdings, Inc. (C)(D)	8	0
Hanfeng Evergreen, Inc. (C)(D)	6	0
Midas Holdings, Ltd. (C)(D)	433	0
Orbite Technologies, Inc. (C)(D)	183	0
Ten Sixty Four, Ltd. (C)(D)	135	8
Up Energy Development Group, Ltd. (C)(D)	1,560	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	17	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	877	2,646
Lerthai Group, Ltd. (C)(D)	31	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,452	0
Hyflux, Ltd. (C)(D)	96	0

TOTAL COMMON STOCKS (Cost $3,928)		$5,289
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
U.S. Government - 7.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$571,110	566,334
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,649,922	3,672,336
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	3,557,468	3,631,169
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	3,445,820	3,561,696
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	429,700	108,548
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	835,900	221,948
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	696,800	195,174
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	505,600	149,514

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,956,936)		$12,106,719
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	84	27
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	93	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	10	7

TOTAL WARRANTS (Cost $9)		$34
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	15	$0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (E)(F)	276	2,761

TOTAL SHORT-TERM INVESTMENTS (Cost $2,760)		$2,761
Total investments (Cost $142,571,148) - 99.9%		$156,445,072
Other assets and liabilities, net - 0.1%		93,294
TOTAL NET ASSETS - 100.0%		$156,538,366
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 87.7%
Equity - 22.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	11,927	$736,022
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	422,524	3,654,833
Disciplined Value, Class NAV, JHF III (Boston Partners)	28,724	767,509
Disciplined Value International, Class NAV, JHIT (Boston Partners)	177,927	3,343,246
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	10,583	735,754
Global Equity, Class NAV, JHF II (MIM US) (B)	134,724	1,857,842
International Dynamic Growth, Class NAV, JHIT (Axiom)	153,854	2,783,216
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	237,800	3,276,889
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	386,918	5,242,737
Fixed income - 59.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,014,883	14,086,579
Core Bond, Class NAV, JHF II (Allspring Investments)	1,313,164	14,733,701
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	626,867	5,190,463
Floating Rate Income, Class NAV, JHF II (Bain Capital)	564,185	4,135,473
High Yield, Class NAV, JHBT (MIM US) (B)	1,336,921	4,077,610
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,288,635	12,138,945
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	473,640	4,954,275
Alternative and specialty - 6.0%
Diversified Macro, Class NAV, JHIT (Graham)	112,706	1,008,719
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	352,847	4,978,668

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $79,814,675)		$87,702,481
19	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 2.9%
Equity - 2.9%
Fidelity International Index Fund	26,189	$1,751,507
Fidelity Mid Cap Index Fund	16,209	640,584
Fidelity Small Cap Index Fund	14,451	474,716

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,172,911)		$2,866,807
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	23	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	395	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	168	0
Genting Hong Kong, Ltd. (C)(D)	701	0
Peace Mark Holdings, Ltd. (C)(D)	230	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	648	0
ICA Gruppen AB (C)(D)	28	0
Pacific Andes International Holdings, Ltd. (C)(D)	2,769	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	14	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	718	0
Ezion Holdings, Ltd. (C)(D)	1,436	0
Ezra Holdings, Ltd. (C)(D)	560	0
John Wood Group PLC (D)	39	14
Lightstream Resources, Ltd. (C)(D)	97	0
Paladin Energy, Ltd. (D)	13	123
Peninsula Energy, Ltd. (D)	14	7
Sakari Resources, Ltd. (C)(D)(I)	2,849	1,081
Savannah Energy PLC (D)	68	9
Swiber Holdings, Ltd. (C)(D)	164	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	2	0
Convoy Global Holdings, Ltd. (C)(D)	803	0
Good Resources Holdings, Ltd. (C)(D)	344	0
TT Hellenic Postbank SA (C)(D)	26	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	2	0
Galapagos NV (D)	2	67
NMC Health PLC (C)(D)	20	0
Pihlajalinna OYJ	1	16
Zenith Capital Corp. (D)	7	1
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	1,551	0
Carillion PLC (C)(D)	146	0
CW Group Holdings, Ltd. (C)(D)	172	0
Gold-Finance Holdings, Ltd. (C)(D)	273	0
Hsin Chong Group Holdings, Ltd. (C)(D)	939	0
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	162	$0
DMX Technologies Group, Ltd. (C)(D)	43	0
MH Development, Ltd. (C)(D)	158	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	412	34
Danakali, Ltd. (D)	22	1
EcoGreen International Group, Ltd. (C)(D)	97	0
Firefinch, Ltd. (C)(D)	52	1
Fraser Papers Holdings, Inc. (C)(D)	6	0
Hanfeng Evergreen, Inc. (C)(D)	5	0
Midas Holdings, Ltd. (C)(D)	318	0
Orbite Technologies, Inc. (C)(D)	135	0
Ten Sixty Four, Ltd. (C)(D)	99	6
Up Energy Development Group, Ltd. (C)(D)	1,145	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	516	1,559
Lerthai Group, Ltd. (C)(D)	23	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,622	0
Hyflux, Ltd. (C)(D)	70	0

TOTAL COMMON STOCKS (Cost $2,078)		$2,919
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.3%
U.S. Government - 9.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$456,108	452,293
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,913,434	2,931,325
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	2,842,126	2,901,007
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,753,932	2,846,541
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	106,000	26,777
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	242,600	64,415
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	202,800	56,804
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	125,200	37,024

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,153,660)		$9,316,186
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	62	20
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	68	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	7	5

TOTAL WARRANTS (Cost $7)		$25

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	11	0

TOTAL RIGHTS (Cost $0)		$0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	20

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (E)(F)	166	$1,658

TOTAL SHORT-TERM INVESTMENTS (Cost $1,657)		$1,658
Total investments (Cost $91,144,988) - 99.9%		$99,890,076
Other assets and liabilities, net - 0.1%		61,191
TOTAL NET ASSETS - 100.0%		$99,951,267
Percentages are based upon net assets.
Currency Abbreviations
HKD	Hong Kong Dollar
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 2-28-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Strike price and/or expiration date not available.
(I)	Restricted security as to resale, excluding 144A securities.
21	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

	Multimanager 2070 Lifetime Portfolio	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$253,256	$9,932,023	$22,134,460	$29,980,412
Affiliated investments, at value	3,668,242	138,653,725	306,080,343	415,057,890
Total investments, at value	3,921,498	148,585,748	328,214,803	445,038,302
Cash	190	—	—	—
Dividends and interest receivable	757	28,740	79,440	113,526
Receivable for fund shares sold	42,957	404,934	290,363	200,980
Receivable from affiliates	1,173	2,549	4,020	5,147
Other assets	23,948	51,879	82,895	89,740
Total assets	3,990,523	149,073,850	328,671,521	445,447,695
Liabilities
Due to custodian	—	242	2,220	1,956
Payable for investments purchased	44,370	414,705	309,749	172,817
Payable for fund shares repurchased	—	9,864	5,628	87,606
Payable to affiliates
Accounting and legal services fees	86	4,301	9,855	13,267
Transfer agent fees	7	287	1,483	3,873
Distribution and service fees	—	48	205	339
Trustees’ fees	71	291	702	927
Other liabilities and accrued expenses	128,791	40,769	45,551	46,372
Total liabilities	173,325	470,507	375,393	327,157
Net assets	$3,817,198	$148,603,343	$328,296,128	$445,120,538
Net assets consist of
Paid-in capital	$3,622,105	$117,883,699	$245,413,585	$331,881,874
Total distributable earnings (loss)	195,093	30,719,644	82,882,543	113,238,664
Net assets	$3,817,198	$148,603,343	$328,296,128	$445,120,538
Unaffiliated investments, at cost	$237,365	$7,880,964	$17,066,616	$23,168,419
Affiliated investments, at cost	3,558,060	114,584,432	242,189,090	326,208,783
Total investments, at cost	3,795,425	122,465,396	259,255,706	349,377,202
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$77,456	$2,894,345	$16,042,363	$44,511,848
Shares outstanding	6,155	187,865	1,004,178	3,186,447
Net asset value and redemption price per share	$12.58	$15.41	$15.98	$13.97
Class I
Net assets	—	$86,834	$203,664	$94,276
Shares outstanding	—	5,630	12,695	6,730
Net asset value, offering price and redemption price per share	—	$15.42	$16.04	$14.01
Class R2
Net assets	—	$6,417	$540,803	$905,106
Shares outstanding	—	416	33,863	64,881
Net asset value, offering price and redemption price per share	—	$15.41[2]	$15.97	$13.95
Class R4
Net assets	—	$89,930	$22,408	$65,469
Shares outstanding	—	5,832	1,399	4,673
Net asset value, offering price and redemption price per share	—	$15.42	$16.01[3]	$14.01
Class R5
Net assets	—	$1,068,711	$2,686,247	$4,348,561
Shares outstanding	—	69,228	167,726	309,980
Net asset value, offering price and redemption price per share	—	$15.44	$16.02	$14.03
Class R6
Net assets	$62,965	$5,180,896	$19,360,565	$23,902,286
Shares outstanding	5,000	335,639	1,206,974	1,704,497
Net asset value, offering price and redemption price per share	$12.59	$15.44	$16.04	$14.02
Class 1
Net assets	$3,676,777	$139,276,210	$289,440,078	$371,292,992
Shares outstanding	292,060	9,029,479	18,057,192	26,498,860
Net asset value, offering price and redemption price per share	$12.59	$15.42	$16.03	$14.01
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	22

STATEMENTS OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Continued
	Multimanager 2070 Lifetime Portfolio	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[4]	$13.24	$16.22	$16.82	$14.71

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $15.41 is calculated using Net assets of $6,417.11 and Shares outstanding of 416.489.
[3]	Net asset value, offering price and redemption price per share of $16.01 is calculated using Net assets of $22,408.35 and Shares outstanding of 1,399.453.
[4]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
23	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Continued

	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$42,168,553	$61,482,501	$61,832,292	$75,204,785
Affiliated investments, at value	584,507,340	881,211,596	898,822,421	1,033,009,816
Total investments, at value	626,675,893	942,694,097	960,654,713	1,108,214,601
Dividends and interest receivable	170,728	480,158	633,434	1,026,251
Receivable for fund shares sold	107,090	356,883	307,696	548,737
Receivable for investments sold	341,512	—	—	—
Receivable from affiliates	6,975	10,146	9,904	11,253
Other assets	99,165	104,718	106,004	113,071
Total assets	627,401,363	943,646,002	961,711,751	1,109,913,913
Liabilities
Due to custodian	3,640	6,166	7,232	8,191
Payable for investments purchased	84,302	647,842	663,230	1,020,638
Payable for fund shares repurchased	448,316	53,231	137,167	354,026
Payable to affiliates
Accounting and legal services fees	18,826	27,847	28,094	32,373
Transfer agent fees	8,848	15,941	17,731	19,550
Distribution and service fees	835	1,629	1,042	2,192
Trustees’ fees	1,316	1,922	1,961	2,245
Other liabilities and accrued expenses	48,045	50,658	50,762	51,855
Total liabilities	614,128	805,236	907,219	1,491,070
Net assets	$626,787,235	$942,840,766	$960,804,532	$1,108,422,843
Net assets consist of
Paid-in capital	$462,438,396	$679,003,146	$712,801,415	$856,924,457
Total distributable earnings (loss)	164,348,839	263,837,620	248,003,117	251,498,386
Net assets	$626,787,235	$942,840,766	$960,804,532	$1,108,422,843
Unaffiliated investments, at cost	$32,381,821	$47,291,014	$48,264,783	$61,084,171
Affiliated investments, at cost	454,067,741	674,515,913	700,358,206	829,229,696
Total investments, at cost	486,449,562	721,806,927	748,622,989	890,313,867
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$103,372,466	$188,407,538	$210,387,920	$231,021,945
Shares outstanding	7,206,944	15,987,378	17,845,648	20,399,842
Net asset value and redemption price per share	$14.34	$11.78	$11.79	$11.32
Class I
Net assets	$174,362	$900,293	$1,133,568	$238,111
Shares outstanding	12,120	75,550	95,100	20,915
Net asset value, offering price and redemption price per share	$14.39	$11.92	$11.92	$11.38
Class R2
Net assets	$3,478,400	$7,175,410	$6,203,034	$10,670,361
Shares outstanding	242,667	604,529	523,623	934,873
Net asset value, offering price and redemption price per share	$14.33	$11.87	$11.85	$11.41
Class R4
Net assets	$35,325	$543,216	$298,731	$223,454
Shares outstanding	2,463	45,867	25,306	19,562
Net asset value, offering price and redemption price per share	$14.35[2]	$11.84	$11.80	$11.42
Class R5
Net assets	$4,316,100	$5,648,518	$3,998,031	$3,521,268
Shares outstanding	299,744	471,728	334,897	307,391
Net asset value, offering price and redemption price per share	$14.40	$11.97	$11.94	$11.46
Class R6
Net assets	$35,165,527	$39,835,420	$36,922,086	$64,388,821
Shares outstanding	2,440,885	3,342,008	3,105,948	5,628,950
Net asset value, offering price and redemption price per share	$14.41	$11.92	$11.89	$11.44
Class 1
Net assets	$480,245,055	$700,330,371	$701,861,162	$798,358,883
Shares outstanding	33,413,787	58,667,521	58,927,855	69,681,718
Net asset value, offering price and redemption price per share	$14.37	$11.94	$11.91	$11.46
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	24

STATEMENTS OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Continued
	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$15.09	$12.40	$12.41	$11.92

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $14.35 is calculated using Net assets of $35,324.93 and Shares outstanding of 2,462.517.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
25	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Continued

	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$77,219,514	$55,082,020	$33,059,083	$16,383,800
Affiliated investments, at value	978,804,901	608,169,227	311,751,314	140,061,272
Total investments, at value	1,056,024,415	663,251,247	344,810,397	156,445,072
Dividends and interest receivable	1,356,839	1,150,546	674,463	340,019
Receivable for fund shares sold	868,645	25,568	46,267	1,544
Receivable for investments sold	—	272,115	48,781	1,866
Receivable from affiliates	11,326	7,746	4,801	2,891
Other assets	114,779	100,218	78,769	64,774
Total assets	1,058,376,004	664,807,440	345,663,478	156,856,166
Liabilities
Due to custodian	8,575	6,189	3,048	1,605
Payable for investments purchased	1,490,532	874,810	507,035	256,687
Payable for fund shares repurchased	425,484	295,719	93,870	3,371
Payable to affiliates
Accounting and legal services fees	30,983	19,621	10,051	4,531
Transfer agent fees	20,529	15,695	12,099	6,243
Distribution and service fees	1,971	1,268	650	108
Trustees’ fees	2,265	1,563	836	372
Other liabilities and accrued expenses	52,687	49,583	46,523	44,883
Total liabilities	2,033,026	1,264,448	674,112	317,800
Net assets	$1,056,342,978	$663,542,992	$344,989,366	$156,538,366
Net assets consist of
Paid-in capital	$847,544,502	$568,499,721	$307,855,911	$143,535,860
Total distributable earnings (loss)	208,798,476	95,043,271	37,133,455	13,002,506
Net assets	$1,056,342,978	$663,542,992	$344,989,366	$156,538,366
Unaffiliated investments, at cost	$65,402,896	$49,247,121	$30,132,621	$15,088,546
Affiliated investments, at cost	812,109,709	525,475,979	275,389,330	127,482,602
Total investments, at cost	877,512,605	574,723,100	305,521,951	142,571,148
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$241,871,452	$183,437,142	$144,888,763	$74,938,556
Shares outstanding	22,395,202	18,557,231	16,129,924	9,197,457
Net asset value and redemption price per share	$10.80	$9.88	$8.98	$8.15
Class I
Net assets	$1,564,842	$2,749,485	$75,954	$123,434
Shares outstanding	145,499	279,890	8,443	15,180
Net asset value, offering price and redemption price per share	$10.76	$9.82	$9.00	$8.13
Class R2
Net assets	$9,236,411	$4,712,606	$2,711,006	$561,281
Shares outstanding	865,294	482,104	304,007	69,476
Net asset value, offering price and redemption price per share	$10.67	$9.78	$8.92	$8.08
Class R4
Net assets	$324,775	$699,054	$45,053	$19,804
Shares outstanding	30,329	71,112	5,055	2,429
Net asset value, offering price and redemption price per share	$10.71	$9.83	$8.91	$8.15
Class R5
Net assets	$5,461,698	$8,135,230	$2,890,412	$45,820
Shares outstanding	509,027	829,772	322,576	5,645
Net asset value, offering price and redemption price per share	$10.73	$9.80	$8.96	$8.12
Class R6
Net assets	$53,873,165	$41,731,677	$14,567,496	$8,524,846
Shares outstanding	5,021,261	4,262,498	1,630,784	1,047,376
Net asset value, offering price and redemption price per share	$10.73	$9.79	$8.93	$8.14
Class 1
Net assets	$744,010,635	$422,077,798	$179,810,682	$72,324,625
Shares outstanding	69,276,950	43,033,559	20,078,390	8,895,315
Net asset value, offering price and redemption price per share	$10.74	$9.81	$8.96	$8.13
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.37	$10.40	$9.45	$8.58

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	26

STATEMENTS OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Continued

Multimanager 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$12,185,937
Affiliated investments, at value	87,704,139
Total investments, at value	99,890,076
Dividends and interest receivable	247,718
Receivable for fund shares sold	88,212
Receivable from affiliates	2,129
Other assets	47,677
Total assets	100,275,812
Liabilities
Due to custodian	513
Payable for investments purchased	260,178
Payable for fund shares repurchased	11,884
Payable to affiliates
Accounting and legal services fees	2,954
Transfer agent fees	3,167
Trustees’ fees	291
Other liabilities and accrued expenses	45,558
Total liabilities	324,545
Net assets	$99,951,267
Net assets consist of
Paid-in capital	$94,144,423
Total distributable earnings (loss)	5,806,844
Net assets	$99,951,267
Unaffiliated investments, at cost	$11,328,656
Affiliated investments, at cost	79,816,332
Total investments, at cost	91,144,988
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$37,972,021
Shares outstanding	4,655,353
Net asset value and redemption price per share	$8.16
Class I
Net assets	$42,791
Shares outstanding	5,253
Net asset value, offering price and redemption price per share	$8.15
Class R2
Net assets	$105,313
Shares outstanding	12,934
Net asset value, offering price and redemption price per share	$8.14
Class R4
Net assets	—
Shares outstanding	—
Net asset value, offering price and redemption price per share	—
Class R5
Net assets	—
Shares outstanding	—
Net asset value, offering price and redemption price per share	—
Class R6
Net assets	$4,276,460
Shares outstanding	524,255
Net asset value, offering price and redemption price per share	$8.16
Class 1
Net assets	$57,554,682
Shares outstanding	7,059,361
Net asset value, offering price and redemption price per share	$8.15
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$8.59

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
27	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-26 (unaudited)

	Multimanager 2070 Lifetime Portfolio	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$24,003	$1,736,256	$4,145,380	$5,524,882
Dividends from unaffiliated investments	968	148,750	354,343	471,881
Interest	—	19,727	49,903	66,731
Other income received from advisor	398	31,465	75,302	84,575
Total investment income	25,369	1,936,198	4,624,928	6,148,069
Expenses
Investment management fees	2,108	155,687	373,372	499,921
Distribution and service fees	537	36,036	93,812	154,199
Offering costs	47,185	—	—	—
Accounting and legal services fees	167	12,861	30,847	41,322
Transfer agent fees	40	1,785	9,819	24,385
Trustees’ fees	73	1,582	3,922	5,198
Custodian fees	13,141	15,129	15,129	15,129
State registration fees	6,212	43,634	42,523	43,149
Printing and postage	11,051	11,399	11,492	12,145
Professional fees	19,728	21,637	27,981	29,720
Other	4,929	8,318	10,485	11,818
Total expenses	105,171	308,068	619,382	836,986
Less expense reductions	(104,593)	(270,291)	(515,762)	(658,433)
Net expenses	578	37,777	103,620	178,553
Net investment income	24,791	1,898,421	4,521,308	5,969,516
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(89)	174,734	813,302	1,137,776
Affiliated investments	(9,610)	1,059,534	7,471,736	10,132,692
Capital gain distributions received from affiliated investments	85,686	6,585,276	15,720,854	20,971,595
	75,987	7,819,544	24,005,892	32,242,063
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	14,208	787,032	1,484,747	1,945,688
Affiliated investments	87,677	5,035,072	7,199,223	9,670,119
	101,885	5,822,104	8,683,970	11,615,807
Net realized and unrealized gain	177,872	13,641,648	32,689,862	43,857,870
Increase in net assets from operations	$202,663	$15,540,069	$37,211,170	$49,827,386
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	28

STATEMENTS OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Continued
	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$7,840,164	$12,451,021	$13,740,341	$17,321,528
Dividends from unaffiliated investments	669,988	939,936	901,045	967,877
Interest	95,283	188,720	246,628	369,898
Other income received from advisor	98,250	170,148	127,429	60,137
Total investment income	8,703,685	13,749,825	15,015,443	18,719,440
Expenses
Investment management fees	712,068	1,114,677	1,113,463	1,341,993
Distribution and service fees	274,904	457,427	486,837	553,539
Accounting and legal services fees	58,881	85,999	86,814	99,767
Transfer agent fees	56,193	99,984	111,760	123,848
Trustees’ fees	7,440	10,889	11,063	12,671
Custodian fees	15,129	15,129	15,129	15,129
State registration fees	40,592	41,717	42,538	40,681
Printing and postage	12,892	13,696	13,488	14,394
Professional fees	32,672	37,199	37,384	39,521
Other	14,410	18,235	18,618	20,495
Total expenses	1,225,181	1,894,952	1,937,094	2,262,038
Less expense reductions	(894,100)	(1,337,791)	(1,338,635)	(1,584,752)
Net expenses	331,081	557,161	598,459	677,286
Net investment income	8,372,604	13,192,664	14,416,984	18,042,154
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,380,123	1,630,236	1,319,098	1,308,856
Affiliated investments	13,366,900	23,698,320	23,392,650	25,608,733
Capital gain distributions received from affiliated investments	29,788,586	40,856,054	37,692,641	40,206,631
	44,535,609	66,184,610	62,404,389	67,124,220
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,987,718	4,607,630	4,833,543	5,527,605
Affiliated investments	14,913,056	19,144,980	18,842,313	18,447,461
	17,900,774	23,752,610	23,675,856	23,975,066
Net realized and unrealized gain	62,436,383	89,937,220	86,080,245	91,099,286
Increase in net assets from operations	$70,808,987	$103,129,884	$100,497,229	$109,141,440
29	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Continued
	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$18,241,618	$12,938,261	$6,773,298	$3,135,028
Dividends from unaffiliated investments	686,265	419,499	229,134	76,540
Interest	606,728	516,357	326,160	165,538
Other income received from advisor	103,056	35,097	21,316	11,201
Total investment income	19,637,667	13,909,214	7,349,908	3,388,307
Expenses
Investment management fees	1,300,580	899,013	480,605	217,753
Distribution and service fees	557,903	395,737	266,074	129,788
Accounting and legal services fees	96,071	61,944	31,543	13,920
Transfer agent fees	130,647	101,209	78,015	40,511
Trustees’ fees	12,484	8,307	4,242	1,859
Custodian fees	15,873	15,873	15,873	15,873
State registration fees	41,170	41,493	40,367	39,769
Printing and postage	14,105	13,436	12,483	11,742
Professional fees	39,216	33,673	28,408	25,245
Other	21,093	17,731	12,442	9,390
Total expenses	2,229,142	1,588,416	970,052	505,850
Less expense reductions	(1,540,744)	(1,091,797)	(625,985)	(335,562)
Net expenses	688,398	496,619	344,067	170,288
Net investment income	18,949,269	13,412,595	7,005,841	3,218,019
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,177,782	872,628	312,734	129,369
Affiliated investments	28,939,051	16,968,254	5,269,230	2,025,575
Capital gain distributions received from affiliated investments	35,097,089	19,565,884	8,844,060	3,552,305
	65,213,922	37,406,766	14,426,024	5,707,249
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	3,992,136	1,955,854	1,016,030	343,832
Affiliated investments	8,558,517	3,417,431	3,808,137	1,430,394
	12,550,653	5,373,285	4,824,167	1,774,226
Net realized and unrealized gain	77,764,575	42,780,051	19,250,191	7,481,475
Increase in net assets from operations	$96,713,844	$56,192,646	$26,256,032	$10,699,494
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	30

STATEMENTS OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Continued
Multimanager 2010 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$2,166,595
Dividends from unaffiliated investments	49,830
Interest	133,414
Other income received from advisor	8,309
Total investment income	2,358,148
Expenses
Investment management fees	154,655
Distribution and service fees	71,030
Accounting and legal services fees	9,404
Transfer agent fees	20,539
Trustees’ fees	1,323
Custodian fees	15,377
State registration fees	29,591
Printing and postage	11,287
Professional fees	24,543
Other	8,355
Total expenses	346,104
Less expense reductions	(254,536)
Net expenses	91,568
Net investment income	2,266,580
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	153,994
Affiliated investments	1,671,677
Capital gain distributions received from affiliated investments	1,972,109
3,797,780
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	137,734
Affiliated investments	495,190
632,924
Net realized and unrealized gain	4,430,704
Increase in net assets from operations	$6,697,284
31	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager 2070 Lifetime Portfolio		Multimanager 2065 Lifetime Portfolio		Multimanager 2060 Lifetime Portfolio
	Six months ended 2-28-26 (unaudited)	Period ended 8-31-25[1]	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$24,791	$253	$1,898,421	$1,405,272	$4,521,308	$4,031,294
Net realized gain	75,987	464	7,819,544	6,863,970	24,005,892	20,412,272
Change in net unrealized appreciation (depreciation)	101,885	24,188	5,822,104	6,596,000	8,683,970	14,940,637
Increase in net assets resulting from operations	202,663	24,905	15,540,069	14,865,242	37,211,170	39,384,203
Distributions to shareholders
From earnings
Class A	(898)	—	(123,997)	(49,623)	(844,697)	(367,459)
Class I	—	—	(4,076)	(3,086)	(8,926)	(927)
Class R2	—	—	(266)	(366)	(27,343)	(10,981)
Class R4	—	—	(4,307)	(2,458)	(1,198)	(595)
Class R5	—	—	(47,919)	(18,178)	(145,989)	(102,647)
Class R6	(913)	—	(676,889)	(318,343)	(3,258,632)	(1,304,923)
Class 1	(30,679)	—	(6,542,742)	(3,333,743)	(16,032,358)	(7,714,226)
Total distributions	(32,490)	—	(7,400,196)	(3,725,797)	(20,319,143)	(9,501,758)
Portfolio share transactions
From portfolio share transactions	2,981,593	640,527	5,747,162	28,059,690	(26,768,670)	6,447,607
Total increase (decrease)	3,151,766	665,432	13,887,035	39,199,135	(9,876,643)	36,330,052
Net assets
Beginning of period	665,432	—	134,716,308	95,517,173	338,172,771	301,842,719
End of period	$3,817,198	$665,432	$148,603,343	$134,716,308	$328,296,128	$338,172,771

[1]	Period from 4-24-25 (commencement of operations) to 8-31-25.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	32

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2055 Lifetime Portfolio		Multimanager 2050 Lifetime Portfolio		Multimanager 2045 Lifetime Portfolio
	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$5,969,516	$5,514,811	$8,372,604	$7,674,913	$13,192,664	$13,368,189
Net realized gain	32,242,063	29,693,479	44,535,609	46,153,403	66,184,610	76,603,884
Change in net unrealized appreciation (depreciation)	11,615,807	17,722,054	17,900,774	21,722,354	23,752,610	17,095,940
Increase in net assets resulting from operations	49,827,386	52,930,344	70,808,987	75,550,670	103,129,884	107,068,013
Distributions to shareholders
From earnings
Class A	(2,537,594)	(1,009,231)	(6,585,447)	(2,466,425)	(15,213,221)	(4,857,362)
Class I	(5,546)	(1,348)	(12,055)	(4,915)	(66,928)	(19,747)
Class R2	(50,397)	(24,127)	(211,468)	(95,056)	(565,885)	(183,516)
Class R4	(4,062)	(1,673)	(2,210)	(679)	(43,367)	(13,146)
Class R5	(260,361)	(183,613)	(272,946)	(179,841)	(482,165)	(216,463)
Class R6	(4,159,696)	(1,673,547)	(5,938,577)	(2,179,171)	(7,473,382)	(2,583,802)
Class 1	(22,684,978)	(10,281,837)	(32,365,138)	(13,759,027)	(59,425,941)	(22,071,604)
Total distributions	(29,702,634)	(13,175,376)	(45,387,841)	(18,685,114)	(83,270,889)	(29,945,640)
Portfolio share transactions
From portfolio share transactions	(28,942,150)	(9,033,380)	(48,446,615)	(20,501,655)	(25,066,150)	(51,675,584)
Total increase (decrease)	(8,817,398)	30,721,588	(23,025,469)	36,363,901	(5,207,155)	25,446,789
Net assets
Beginning of period	453,937,936	423,216,348	649,812,704	613,448,803	948,047,921	922,601,132
End of period	$445,120,538	$453,937,936	$626,787,235	$649,812,704	$942,840,766	$948,047,921
33	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2040 Lifetime Portfolio		Multimanager 2035 Lifetime Portfolio		Multimanager 2030 Lifetime Portfolio
	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$14,416,984	$16,238,670	$18,042,154	$22,381,843	$18,949,269	$27,565,374
Net realized gain	62,404,389	75,685,763	67,124,220	75,747,174	65,213,922	73,732,495
Change in net unrealized appreciation (depreciation)	23,675,856	10,249,048	23,975,066	8,253,344	12,550,653	(4,730,192)
Increase in net assets resulting from operations	100,497,229	102,173,481	109,141,440	106,382,361	96,713,844	96,567,677
Distributions to shareholders
From earnings
Class A	(16,949,639)	(5,051,257)	(18,120,095)	(5,322,560)	(18,325,769)	(5,796,821)
Class I	(94,894)	(24,902)	(10,637)	(1,041)	(118,581)	(37,631)
Class R2	(492,449)	(159,338)	(809,363)	(234,624)	(715,590)	(196,632)
Class R4	(24,007)	(6,253)	(17,087)	(7,299)	(24,639)	(7,070)
Class R5	(302,286)	(233,070)	(297,257)	(259,381)	(412,823)	(307,601)
Class R6	(6,452,999)	(2,143,661)	(8,422,693)	(2,562,624)	(7,225,022)	(2,666,619)
Class 1	(59,000,949)	(20,549,730)	(64,195,073)	(22,387,667)	(59,282,776)	(22,398,840)
Total distributions	(83,317,223)	(28,168,211)	(91,872,205)	(30,775,196)	(86,105,200)	(31,411,214)
Portfolio share transactions
From portfolio share transactions	(16,559,371)	(68,384,321)	(16,715,323)	(68,274,375)	(31,781,601)	(149,002,176)
Total increase (decrease)	620,635	5,620,949	553,912	7,332,790	(21,172,957)	(83,845,713)
Net assets
Beginning of period	960,183,897	954,562,948	1,107,868,931	1,100,536,141	1,077,515,935	1,161,361,648
End of period	$960,804,532	$960,183,897	$1,108,422,843	$1,107,868,931	$1,056,342,978	$1,077,515,935
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	34

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2025 Lifetime Portfolio		Multimanager 2020 Lifetime Portfolio		Multimanager 2015 Lifetime Portfolio
	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$13,412,595	$22,723,757	$7,005,841	$12,761,816	$3,218,019	$5,400,725
Net realized gain	37,406,766	42,021,230	14,426,024	16,027,708	5,707,249	4,765,876
Change in net unrealized appreciation (depreciation)	5,373,285	(7,993,223)	4,824,167	(1,305,704)	1,774,226	746,535
Increase in net assets resulting from operations	56,192,646	56,751,764	26,256,032	27,483,820	10,699,494	10,913,136
Distributions to shareholders
From earnings
Class A	(13,691,104)	(5,826,049)	(8,285,472)	(4,986,778)	(4,594,078)	(2,566,506)
Class I	(218,571)	(62,593)	(11,981)	(9,409)	(7,766)	(4,829)
Class R2	(384,914)	(221,319)	(164,884)	(111,524)	(33,257)	(15,104)
Class R4	(52,049)	(18,882)	(2,599)	(1,416)	(1,325)	(710)
Class R5	(658,350)	(366,103)	(188,478)	(234,956)	(3,132)	(15,257)
Class R6	(4,605,225)	(2,141,190)	(1,373,478)	(883,823)	(627,224)	(408,506)
Class 1	(34,904,690)	(17,660,824)	(11,021,991)	(8,281,391)	(4,825,961)	(2,727,394)
Total distributions	(54,514,903)	(26,296,960)	(21,048,883)	(14,509,297)	(10,092,743)	(5,738,306)
Portfolio share transactions
From portfolio share transactions	(50,392,135)	(150,461,558)	(22,873,560)	(88,849,805)	1,083,912	(13,208,254)
Total increase (decrease)	(48,714,392)	(120,006,754)	(17,666,411)	(75,875,282)	1,690,663	(8,033,424)
Net assets
Beginning of period	712,257,384	832,264,138	362,655,777	438,531,059	154,847,703	162,881,127
End of period	$663,542,992	$712,257,384	$344,989,366	$362,655,777	$156,538,366	$154,847,703
35	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2010 Lifetime Portfolio
	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$2,266,580	$4,308,380
Net realized gain	3,797,780	2,427,606
Change in net unrealized appreciation (depreciation)	632,924	673,130
Increase in net assets resulting from operations	6,697,284	7,409,116
Distributions to shareholders
From earnings
Class A	(2,042,528)	(1,412,425)
Class I	(2,513)	(1,621)
Class R2	(5,519)	(9,448)
Class R5	—	(95,537)[2]
Class R6	(465,331)	(355,012)
Class 1	(3,361,963)	(2,714,691)
Total distributions	(5,877,854)	(4,588,734)
Portfolio share transactions
From portfolio share transactions	(10,640,826)	(16,208,177)
Total decrease	(9,821,396)	(13,387,795)
Net assets
Beginning of period	109,772,663	123,160,458
End of period	$99,951,267	$109,772,663

[2]	Class R5 shares were fully redeemed on January 2, 2025.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	36

Financial highlights
Multimanager 2070 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2026[6]	11.45	0.14[7]	1.14	1.28	(0.11)	(0.04)	(0.15)	12.58	11.23[8]	11.71[9]	0.41[9]	1.10[7,9]	77	23
08-31-2025[10]	10.00	—[7,11]	1.45	1.45	—	—	—	11.45	14.50[8]	84.41[12]	0.41[9]	0.03[7,9]	57	3
Class R6
02-28-2026[6]	11.47	0.16[7]	1.14	1.30	(0.14)	(0.04)	(0.18)	12.59	11.43[8]	11.31[9]	0.01[9]	1.54[7,9]	63	23
08-31-2025[10]	10.00	0.02[7]	1.45	1.47	—	—	—	11.47	14.70[8]	84.00[12]	0.01[9]	0.43[7,9]	57	3
Class 1
02-28-2026[6]	11.47	0.16[7]	1.14	1.30	(0.14)	(0.04)	(0.18)	12.59	11.39[8]	11.36[9]	0.05[9]	1.51[7,9]	3,677	23
08-31-2025[10]	10.00	0.02[7]	1.45	1.47	—	—	—	11.47	14.70[8]	84.05[12]	0.05[9]	0.46[7,9]	551	3

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 and less than $0.005 and 0.04% (annualized) and 0.05% (annualized), for the periods ended 2-28-26 and 8-31-25, respectively.
[8] Not annualized.
[9] Annualized.
[10] Period from 4-24-25 (commencement of operations) to 8-31-25.
[11] Less than $0.005 per share.
[12] Annualized. Certain expenses are presented unannualized.
37	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2065 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2026[6]	14.53	0.17[7]	1.43	1.60	(0.17)	(0.55)	(0.72)	15.41	11.23[8]	0.79[9]	0.41[9]	1.07[7,9]	2,894	13
08-31-2025	13.32	0.11[7]	1.53	1.64	(0.13)	(0.30)	(0.43)	14.53	12.67	0.82	0.41	0.82[7]	2,368	35
08-31-2024	11.37	0.10[7]	2.25	2.35	(0.16)	(0.24)	(0.40)	13.32	21.12	0.90	0.42	0.85[7]	1,441	23
08-31-2023	10.73	0.08[7]	0.98	1.06	(0.08)	(0.34)	(0.42)	11.37	10.36	1.11	0.42	0.77[7]	461	18
08-31-2022	13.58	0.10[7]	(2.53)	(2.43)	(0.10)	(0.32)	(0.42)	10.73	(18.51)	1.40	0.42	0.80[7]	190	52
08-31-2021[10]	10.00	0.06[7]	3.62	3.68	(0.05)	(0.05)	(0.10)	13.58	36.98[8]	5.26[9]	0.42[9]	0.51[7,9]	146	33
Class I
02-28-2026[6]	14.57	0.19[7]	1.42	1.61	(0.21)	(0.55)	(0.76)	15.42	11.30[8]	0.49[9]	0.11[9]	1.38[7,9]	87	13
08-31-2025	13.35	0.18[7]	1.51	1.69	(0.17)	(0.30)	(0.47)	14.57	13.05	0.52	0.11	1.35[7]	78	35
08-31-2024	11.40	0.18[7]	2.20	2.38	(0.19)	(0.24)	(0.43)	13.35	21.40	0.60	0.12	1.45[7]	161	23
08-31-2023	10.75	0.15[7]	0.95	1.10	(0.11)	(0.34)	(0.45)	11.40	10.79	0.81	0.12	1.40[7]	124	18
08-31-2022	13.61	0.15[7]	(2.55)	(2.40)	(0.14)	(0.32)	(0.46)	10.75	(18.29)	1.10	0.12	1.19[7]	54	52
08-31-2021[10]	10.00	0.13[7]	3.59	3.72	(0.06)	(0.05)	(0.11)	13.61	37.39[8]	4.96[9]	0.12[9]	1.13[7,9]	68	33
Class R2
02-28-2026[6]	14.53	0.12[7]	1.47	1.59	(0.16)	(0.55)	(0.71)	15.41	11.22[8]	0.86[9]	0.48[9]	0.32[7,9]	6	13
08-31-2025	13.33	0.05[7]	1.60	1.65	(0.15)	(0.30)	(0.45)	14.53	12.66	0.77	0.37	0.34[7]	15	35
08-31-2024	11.38	0.16[7]	2.20	2.36	(0.17)	(0.24)	(0.41)	13.33	21.27	0.75	0.27	1.33[7]	76	23
08-31-2023	10.74	0.12[7]	0.96	1.08	(0.10)	(0.34)	(0.44)	11.38	10.55	0.95	0.26	1.14[7]	58	18
08-31-2022	13.59	0.13[7]	(2.54)	(2.41)	(0.12)	(0.32)	(0.44)	10.74	(18.36)	1.25	0.26	1.05[7]	54	52
08-31-2021[10]	10.00	0.11[7]	3.59	3.70	(0.06)	(0.05)	(0.11)	13.59	37.14[8]	5.11[9]	0.26[9]	0.98[7,9]	68	33
Class R4
02-28-2026[6]	14.56	0.19[7]	1.42	1.61	(0.20)	(0.55)	(0.75)	15.42	11.29[8]	0.65[9]	0.17[9]	1.37[7,9]	90	13
08-31-2025	13.34	0.16[7]	1.53	1.69	(0.17)	(0.30)	(0.47)	14.56	13.04	0.67	0.16	1.20[7]	81	35
08-31-2024	11.39	0.18[7]	2.20	2.38	(0.19)	(0.24)	(0.43)	13.34	21.38	0.74	0.16	1.49[7]	69	23
08-31-2023	10.75	0.14[7]	0.95	1.09	(0.11)	(0.34)	(0.45)	11.39	10.66	0.95	0.16	1.25[7]	57	18
08-31-2022	13.60	0.14[7]	(2.54)	(2.40)	(0.13)	(0.32)	(0.45)	10.75	(18.26)	1.25	0.16	1.15[7]	54	52
08-31-2021[10]	10.00	0.12[7]	3.59	3.71	(0.06)	(0.05)	(0.11)	13.60	37.28[8]	5.11[9]	0.16[9]	1.09[7,9]	68	33
Class R5
02-28-2026[6]	14.58	0.20[7]	1.43	1.63	(0.22)	(0.55)	(0.77)	15.44	11.42[8]	0.43[9]	0.05[9]	1.47[7,9]	1,069	13
08-31-2025	13.36	0.16[7]	1.54	1.70	(0.18)	(0.30)	(0.48)	14.58	13.11	0.46	0.05	1.19[7]	766	35
08-31-2024	11.40	0.17[7]	2.23	2.40	(0.20)	(0.24)	(0.44)	13.36	21.56	0.53	0.05	1.40[7]	772	23
08-31-2023	10.76	0.13[7]	0.97	1.10	(0.12)	(0.34)	(0.46)	11.40	10.82	0.72	0.03	1.17[7]	192	18
08-31-2022	13.62	0.15[7]	(2.54)	(2.39)	(0.15)	(0.32)	(0.47)	10.76	(18.19)	1.00	0.01	1.21[7]	76	52
08-31-2021[10]	10.00	0.14[7]	3.59	3.73	(0.06)	(0.05)	(0.11)	13.62	37.53[8]	4.86[9]	0.01[9]	1.23[7,9]	68	33
Class R6
02-28-2026[6]	14.59	0.22[7]	1.41	1.63	(0.23)	(0.55)	(0.78)	15.44	11.40[8]	0.38[9]	0.01[9]	1.70[7,9]	5,181	13
08-31-2025	13.36	0.17[7]	1.54	1.71	(0.18)	(0.30)	(0.48)	14.59	13.24	0.41	0.01	1.29[7]	12,400	35
08-31-2024	11.41	0.18[7]	2.21	2.39	(0.20)	(0.24)	(0.44)	13.36	21.51	0.49	0.01	1.50[7]	7,467	23
08-31-2023	10.76	0.12[7]	0.99	1.11	(0.12)	(0.34)	(0.46)	11.41	10.90	0.70	0.01	1.13[7]	3,987	18
08-31-2022	13.62	0.14[7]	(2.53)	(2.39)	(0.15)	(0.32)	(0.47)	10.76	(18.20)	1.00	0.01	1.16[7]	1,601	52
08-31-2021[10]	10.00	0.11[7]	3.62	3.73	(0.06)	(0.05)	(0.11)	13.62	37.53[8]	4.86[9]	0.01[9]	0.98[7,9]	197	33
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	38

Financial highlights continued
Multimanager 2065 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2026[6]	14.57	0.20[7]	1.42	1.62	(0.22)	(0.55)	(0.77)	15.42	11.36[8]	0.43[9]	0.05[9]	1.46[7,9]	139,276	13
08-31-2025	13.35	0.17[7]	1.53	1.70	(0.18)	(0.30)	(0.48)	14.57	13.13	0.45	0.05	1.26[7]	119,009	35
08-31-2024	11.40	0.18[7]	2.21	2.39	(0.20)	(0.24)	(0.44)	13.35	21.48	0.54	0.05	1.50[7]	85,530	23
08-31-2023	10.76	0.14[7]	0.96	1.10	(0.12)	(0.34)	(0.46)	11.40	10.76	0.74	0.05	1.25[7]	52,555	18
08-31-2022	13.61	0.12[7]	(2.51)	(2.39)	(0.14)	(0.32)	(0.46)	10.76	(18.17)	1.04	0.05	1.05[7]	27,569	52
08-31-2021[10]	10.00	0.05[7]	3.67	3.72	(0.06)	(0.05)	(0.11)	13.61	37.41[8]	4.90[9]	0.05[9]	0.42[7,9]	10,959	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.01, $0.01 and $0.01 per share and 0.04% (annualized), 0.06%, 0.07%, 0.06%, 0.08% and 0.11%, for the periods ended 2-28-26, 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
[10] Period from 9-23-20 (commencement of operations) to 8-31-21.
39	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2026[6]	15.20	0.18[7]	1.48	1.66	(0.17)	(0.71)	(0.88)	15.98	11.21[8]	0.71[9]	0.41[9]	1.17[7,9]	16,042	11
08-31-2025	13.87	0.13[7]	1.59	1.72	(0.14)	(0.25)	(0.39)	15.20	12.75	0.71	0.41	0.93[7]	14,901	37
08-31-2024	11.83	0.15[7]	2.29	2.44	(0.18)	(0.22)	(0.40)	13.87	21.08	0.72	0.42	1.19[7]	13,136	22
08-31-2023	12.21	0.11[7]	0.97	1.08	(0.09)	(1.37)	(1.46)	11.83	10.34	0.75	0.42	0.98[7]	10,101	14
08-31-2022	16.34	0.12[7]	(2.90)	(2.78)	(0.14)	(1.21)	(1.35)	12.21	(18.57)	0.73	0.42	0.88[7]	9,500	49
08-31-2021	13.12	0.10[7]	3.63	3.73	(0.12)	(0.39)	(0.51)	16.34	29.07	0.71	0.42	0.69[7]	12,113	19
Class I
02-28-2026[6]	15.27	0.22[7]	1.48	1.70	(0.22)	(0.71)	(0.93)	16.04	11.39[8]	0.41[9]	0.11[9]	1.58[7,9]	204	11
08-31-2025	13.94	0.11[7]	1.65	1.76	(0.18)	(0.25)	(0.43)	15.27	13.01	0.41	0.11	0.75[7]	61	37
08-31-2024	11.88	0.12[7]	2.37	2.49	(0.21)	(0.22)	(0.43)	13.94	21.50	0.42	0.12	0.96[7]	84	22
08-31-2023	12.26	0.16[7]	0.96	1.12	(0.13)	(1.37)	(1.50)	11.88	10.69	0.45	0.12	1.35[7]	47	14
08-31-2022	16.39	0.18[7]	(2.91)	(2.73)	(0.18)	(1.22)	(1.40)	12.26	(18.26)	0.43	0.12	1.23[7]	48	49
08-31-2021	13.16	0.16[7]	3.62	3.78	(0.16)	(0.39)	(0.55)	16.39	29.38	0.41	0.11	1.10[7]	66	19
Class R2
02-28-2026[6]	15.19	0.17[7]	1.48	1.65	(0.16)	(0.71)	(0.87)	15.97	11.12[8]	0.81[9]	0.51[9]	1.00[7,9]	541	11
08-31-2025	13.86	0.10[7]	1.61	1.71	(0.13)	(0.25)	(0.38)	15.19	12.66	0.80	0.50	0.70[7]	472	37
08-31-2024	11.83	0.14[7]	2.28	2.42	(0.17)	(0.22)	(0.39)	13.86	20.90	0.81	0.51	1.13[7]	1,211	22
08-31-2023	12.20	0.10[7]	0.98	1.08	(0.08)	(1.37)	(1.45)	11.83	10.32	0.83	0.50	0.83[7]	915	14
08-31-2022	16.33	0.10[7]	(2.89)	(2.79)	(0.12)	(1.22)	(1.34)	12.20	(18.65)	0.83	0.51	0.71[7]	706	49
08-31-2021	13.12	0.10[7]	3.63	3.73	(0.13)	(0.39)	(0.52)	16.33	29.02	0.78	0.49	0.65[7]	646	19
Class R4
02-28-2026[6]	15.24	0.18[7]	1.50	1.68	(0.20)	(0.71)	(0.91)	16.01	11.27[8]	0.65[9]	0.26[9]	1.14[7,9]	22	11
08-31-2025	13.92	0.10[7]	1.65	1.75	(0.18)	(0.25)	(0.43)	15.24	12.90	0.61	0.21	0.71[7]	22	37
08-31-2024	11.87	0.19[7]	2.29	2.48	(0.21)	(0.22)	(0.43)	13.92	21.36	0.59	0.18	1.48[7]	74	22
08-31-2023	12.24	0.15[7]	0.96	1.11	(0.11)	(1.37)	(1.48)	11.87	10.60	0.62	0.19	1.26[7]	64	14
08-31-2022	16.37	0.17[7]	(2.91)	(2.74)	(0.17)	(1.22)	(1.39)	12.24	(18.36)	0.62	0.21	1.16[7]	72	49
08-31-2021	13.14	0.14[7]	3.63	3.77	(0.15)	(0.39)	(0.54)	16.37	29.37	0.58	0.18	0.96[7]	152	19
Class R5
02-28-2026[6]	15.26	0.19[7]	1.51	1.70	(0.23)	(0.71)	(0.94)	16.02	11.40[8]	0.36[9]	0.05[9]	1.29[7,9]	2,686	11
08-31-2025	13.92	0.21[7]	1.57	1.78	(0.19)	(0.25)	(0.44)	15.26	13.17	0.35	0.06	1.51[7]	2,663	37
08-31-2024	11.87	0.18[7]	2.31	2.49	(0.22)	(0.22)	(0.44)	13.92	21.50	0.36	0.06	1.42[7]	3,630	22
08-31-2023	12.26	0.12[7]	0.99	1.11	(0.13)	(1.37)	(1.50)	11.87	10.67	0.39	0.06	1.04[7]	2,835	14
08-31-2022	16.39	0.17[7]	(2.89)	(2.72)	(0.19)	(1.22)	(1.41)	12.26	(18.21)	0.37	0.06	1.27[7]	1,261	49
08-31-2021	13.15	0.17[7]	3.62	3.79	(0.16)	(0.39)	(0.55)	16.39	29.53	0.36	0.06	1.17[7]	424	19
Class R6
02-28-2026[6]	15.28	0.23[7]	1.47	1.70	(0.23)	(0.71)	(0.94)	16.04	11.43[8]	0.31[9]	0.01[9]	1.79[7,9]	19,361	11
08-31-2025	13.95	0.19[7]	1.59	1.78	(0.20)	(0.25)	(0.45)	15.28	13.12	0.30	0.01	1.31[7]	52,421	37
08-31-2024	11.89	0.20[7]	2.31	2.51	(0.23)	(0.22)	(0.45)	13.95	21.61	0.31	0.01	1.57[7]	37,896	22
08-31-2023	12.27	0.15[7]	0.98	1.13	(0.14)	(1.37)	(1.51)	11.89	10.81	0.34	0.01	1.28[7]	25,496	14
08-31-2022	16.41	0.17[7]	(2.89)	(2.72)	(0.20)	(1.22)	(1.42)	12.27	(18.21)	0.32	0.01	1.25[7]	16,811	49
08-31-2021	13.17	0.17[7]	3.63	3.80	(0.17)	(0.39)	(0.56)	16.41	29.54	0.31	0.01	1.16[7]	10,594	19
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	40

Financial highlights continued
Multimanager 2060 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2026[6]	15.27	0.20[7]	1.50	1.70	(0.23)	(0.71)	(0.94)	16.03	11.39[8]	0.35[9]	0.05[9]	1.43[7,9]	289,440	11
08-31-2025	13.94	0.19[7]	1.58	1.77	(0.19)	(0.25)	(0.44)	15.27	13.09	0.35	0.05	1.32[7]	267,634	37
08-31-2024	11.88	0.20[7]	2.30	2.50	(0.22)	(0.22)	(0.44)	13.94	21.58	0.36	0.05	1.59[7]	245,811	22
08-31-2023	12.26	0.15[7]	0.97	1.12	(0.13)	(1.37)	(1.50)	11.88	10.76	0.38	0.05	1.32[7]	201,931	14
08-31-2022	16.40	0.17[7]	(2.90)	(2.73)	(0.19)	(1.22)	(1.41)	12.26	(18.26)	0.36	0.05	1.21[7]	162,083	49
08-31-2021	13.16	0.17[7]	3.63	3.80	(0.17)	(0.39)	(0.56)	16.40	29.52	0.35	0.05	1.12[7]	183,616	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.01, $0.01 and $0.02 per share and 0.04% (annualized), 0.06%, 0.07%, 0.06%, 0.09% and 0.12%, for the periods ended 2-28-26, 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
41	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2026[6]	13.36	0.15[7]	1.31	1.46	(0.15)	(0.70)	(0.85)	13.97	11.23[8]	0.70[9]	0.41[9]	1.07[7,9]	44,512	11
08-31-2025	12.20	0.12[7]	1.38	1.50	(0.12)	(0.22)	(0.34)	13.36	12.65	0.69	0.41	0.94[7]	40,103	39
08-31-2024	10.37	0.13[7]	2.01	2.14	(0.15)	(0.16)	(0.31)	12.20	21.10	0.70	0.42	1.21[7]	36,204	22
08-31-2023	10.79	0.10[7]	0.84	0.94	(0.07)	(1.29)	(1.36)	10.37	10.28	0.71	0.42	0.96[7]	30,960	16
08-31-2022	14.51	0.11[7]	(2.56)	(2.45)	(0.12)	(1.15)	(1.27)	10.79	(18.54)	0.69	0.42	0.87[7]	29,003	48
08-31-2021	11.72	0.09[7]	3.21	3.30	(0.10)	(0.41)	(0.51)	14.51	28.87	0.66	0.42	0.71[7]	38,649	20
Class I
02-28-2026[6]	13.41	0.16[7]	1.33	1.49	(0.19)	(0.70)	(0.89)	14.01	11.42[8]	0.40[9]	0.11[9]	1.14[7,9]	94	11
08-31-2025	12.25	0.13[7]	1.41	1.54	(0.16)	(0.22)	(0.38)	13.41	12.92	0.40	0.11	1.10[7]	62	39
08-31-2024	10.41	0.12[7]	2.06	2.18	(0.18)	(0.16)	(0.34)	12.25	21.45	0.40	0.12	1.05[7]	47	22
08-31-2023	10.83	0.13[7]	0.84	0.97	(0.10)	(1.29)	(1.39)	10.41	10.63	0.41	0.11	1.30[7]	79	16
08-31-2022	14.56	0.15[7]	(2.56)	(2.41)	(0.17)	(1.15)	(1.32)	10.83	(18.29)	0.39	0.12	1.17[7]	101	48
08-31-2021	11.75	0.13[7]	3.22	3.35	(0.13)	(0.41)	(0.54)	14.56	29.27	0.36	0.11	0.95[7]	135	20
Class R2
02-28-2026[6]	13.34	0.14[7]	1.31	1.45	(0.14)	(0.70)	(0.84)	13.95	11.15[8]	0.79[9]	0.50[9]	0.92[7,9]	905	11
08-31-2025	12.18	0.10[7]	1.39	1.49	(0.11)	(0.22)	(0.33)	13.34	12.57	0.79	0.51	0.77[7]	935	39
08-31-2024	10.36	0.11[7]	2.02	2.13	(0.15)	(0.16)	(0.31)	12.18	20.92	0.78	0.50	0.99[7]	1,575	22
08-31-2023	10.78	0.09[7]	0.84	0.93	(0.06)	(1.29)	(1.35)	10.36	10.18	0.80	0.51	0.87[7]	1,041	16
08-31-2022	14.50	0.10[7]	(2.56)	(2.46)	(0.11)	(1.15)	(1.26)	10.78	(18.61)	0.78	0.51	0.78[7]	936	48
08-31-2021	11.71	0.10[7]	3.19	3.29	(0.09)	(0.41)	(0.50)	14.50	28.79	0.75	0.51	0.78[7]	1,054	20
Class R4
02-28-2026[6]	13.41	0.18[7]	1.30	1.48	(0.18)	(0.70)	(0.88)	14.01	11.34[8]	0.55[9]	0.17[9]	1.38[7,9]	65	11
08-31-2025	12.24	0.15[7]	1.40	1.55	(0.16)	(0.22)	(0.38)	13.41	12.98	0.54	0.16	1.20[7]	61	39
08-31-2024	10.41	0.16[7]	2.01	2.17	(0.18)	(0.16)	(0.34)	12.24	21.33	0.54	0.16	1.48[7]	54	22
08-31-2023	10.83	0.13[7]	0.84	0.97	(0.10)	(1.29)	(1.39)	10.41	10.56	0.56	0.16	1.29[7]	44	16
08-31-2022	14.55	0.15[7]	(2.58)	(2.43)	(0.14)	(1.15)	(1.29)	10.83	(18.27)	0.53	0.16	1.19[7]	44	48
08-31-2021	11.74	0.14[7]	3.20	3.34	(0.12)	(0.41)	(0.53)	14.55	29.19	0.50	0.16	1.05[7]	59	20
Class R5
02-28-2026[6]	13.44	0.17[7]	1.32	1.49	(0.20)	(0.70)	(0.90)	14.03	11.38[8]	0.34[9]	0.05[9]	1.35[7,9]	4,349	11
08-31-2025	12.26	0.20[7]	1.37	1.57	(0.17)	(0.22)	(0.39)	13.44	13.14	0.34	0.06	1.64[7]	4,298	39
08-31-2024	10.42	0.17[7]	2.02	2.19	(0.19)	(0.16)	(0.35)	12.26	21.49	0.34	0.05	1.50[7]	5,637	22
08-31-2023	10.85	0.12[7]	0.85	0.97	(0.11)	(1.29)	(1.40)	10.42	10.59	0.35	0.06	1.19[7]	4,522	16
08-31-2022	14.58	0.16[7]	(2.57)	(2.41)	(0.17)	(1.15)	(1.32)	10.85	(18.21)	0.33	0.06	1.32[7]	2,940	48
08-31-2021	11.76	0.16[7]	3.21	3.37	(0.14)	(0.41)	(0.55)	14.58	29.41	0.30	0.06	1.17[7]	1,337	20
Class R6
02-28-2026[6]	13.44	0.20[7]	1.28	1.48	(0.20)	(0.70)	(0.90)	14.02	11.35[8]	0.29[9]	0.01[9]	1.74[7,9]	23,902	11
08-31-2025	12.26	0.17[7]	1.40	1.57	(0.17)	(0.22)	(0.39)	13.44	13.20	0.29	0.01	1.33[7]	63,850	39
08-31-2024	10.42	0.18[7]	2.02	2.20	(0.20)	(0.16)	(0.36)	12.26	21.55	0.29	0.01	1.60[7]	48,945	22
08-31-2023	10.85	0.13[7]	0.84	0.97	(0.11)	(1.29)	(1.40)	10.42	10.66	0.30	0.01	1.29[7]	38,922	16
08-31-2022	14.58	0.16[7]	(2.56)	(2.40)	(0.18)	(1.15)	(1.33)	10.85	(18.17)	0.28	0.01	1.27[7]	31,635	48
08-31-2021	11.76	0.15[7]	3.23	3.38	(0.15)	(0.41)	(0.56)	14.58	29.47	0.25	0.01	1.11[7]	25,449	20
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	42

Financial highlights continued
Multimanager 2055 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2026[6]	13.42	0.18[7]	1.31	1.49	(0.20)	(0.70)	(0.90)	14.01	11.41[8]	0.34[9]	0.05[9]	1.42[7,9]	371,293	11
08-31-2025	12.25	0.17[7]	1.39	1.56	(0.17)	(0.22)	(0.39)	13.42	13.08	0.33	0.05	1.33[7]	344,628	39
08-31-2024	10.42	0.18[7]	2.00	2.18	(0.19)	(0.16)	(0.35)	12.25	21.41	0.33	0.05	1.59[7]	330,755	22
08-31-2023	10.84	0.14[7]	0.84	0.98	(0.11)	(1.29)	(1.40)	10.42	10.72	0.35	0.05	1.33[7]	285,504	16
08-31-2022	14.57	0.15[7]	(2.56)	(2.41)	(0.17)	(1.15)	(1.32)	10.84	(18.22)	0.32	0.05	1.22[7]	246,611	48
08-31-2021	11.75	0.15[7]	3.22	3.37	(0.14)	(0.41)	(0.55)	14.57	29.44	0.29	0.05	1.14[7]	292,979	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.01, $0.01 and $0.02 per share and 0.04 (annualized), 0.06%, 0.06%, 0.05%, 0.08% and 0.11%, for the periods ended 2-28-26, 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
43	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2026[6]	13.81	0.16[7]	1.33	1.49	(0.16)	(0.80)	(0.96)	14.34	11.13[8]	0.68[9]	0.41[9]	1.09[7,9]	103,372	8
08-31-2025	12.60	0.12[7]	1.44	1.56	(0.12)	(0.23)	(0.35)	13.81	12.73	0.68	0.41	0.93[7]	95,682	40
08-31-2024	10.71	0.14[7]	2.07	2.21	(0.16)	(0.16)	(0.32)	12.60	21.02	0.68	0.42	1.21[7]	88,202	19
08-31-2023	11.48	0.10[7]	0.87	0.97	(0.08)	(1.66)	(1.74)	10.71	10.35	0.69	0.42	0.96[7]	77,455	17
08-31-2022	15.43	0.12[7]	(2.73)	(2.61)	(0.12)	(1.22)	(1.34)	11.48	(18.56)	0.66	0.42	0.88[7]	74,589	48
08-31-2021	12.51	0.10[7]	3.42	3.52	(0.12)	(0.48)	(0.60)	15.43	28.92	0.63	0.42	0.75[7]	99,779	19
Class I
02-28-2026[6]	13.86	0.17[7]	1.36	1.53	(0.20)	(0.80)	(1.00)	14.39	11.40[8]	0.38[9]	0.11[9]	1.30[7,9]	174	8
08-31-2025	12.65	0.14[7]	1.46	1.60	(0.16)	(0.23)	(0.39)	13.86	13.00	0.38	0.11	1.12[7]	192	40
08-31-2024	10.75	0.10[7]	2.15	2.25	(0.19)	(0.16)	(0.35)	12.65	21.37	0.38	0.12	0.84[7]	163	19
08-31-2023	11.52	0.14[7]	0.86	1.00	(0.11)	(1.66)	(1.77)	10.75	10.69	0.39	0.12	1.28[7]	151	17
08-31-2022	15.48	0.18[7]	(2.75)	(2.57)	(0.17)	(1.22)	(1.39)	11.52	(18.31)	0.36	0.12	1.32[7]	134	48
08-31-2021	12.55	0.09[7]	3.48	3.57	(0.16)	(0.48)	(0.64)	15.48	29.32	0.33	0.11	0.64[7]	187	19
Class R2
02-28-2026[6]	13.79	0.14[7]	1.35	1.49	(0.15)	(0.80)	(0.95)	14.33	11.13[8]	0.78[9]	0.50[9]	0.86[7,9]	3,478	8
08-31-2025	12.59	0.11[7]	1.43	1.54	(0.11)	(0.23)	(0.34)	13.79	12.56	0.77	0.50	0.88[7]	3,510	40
08-31-2024	10.70	0.12[7]	2.08	2.20	(0.15)	(0.16)	(0.31)	12.59	20.94	0.76	0.50	1.10[7]	4,351	19
08-31-2023	11.47	0.09[7]	0.87	0.96	(0.07)	(1.66)	(1.73)	10.70	10.23	0.78	0.50	0.87[7]	3,853	17
08-31-2022	15.42	0.10[7]	(2.72)	(2.62)	(0.11)	(1.22)	(1.33)	11.47	(18.64)	0.75	0.51	0.75[7]	3,904	48
08-31-2021	12.51	0.10[7]	3.41	3.51	(0.12)	(0.48)	(0.60)	15.42	28.78	0.72	0.51	0.71[7]	5,393	19
Class R4
02-28-2026[6]	13.82	0.17[7]	1.34	1.51	(0.18)	(0.80)	(0.98)	14.35	11.21[8]	0.63[9]	0.25[9]	1.27[7,9]	35	8
08-31-2025	12.61	0.14[7]	1.44	1.58	(0.14)	(0.23)	(0.37)	13.82	12.89	0.62	0.25	1.04[7]	29	40
08-31-2024	10.72	0.23[7]	1.99	2.22	(0.17)	(0.16)	(0.33)	12.61	21.18	0.62	0.25	2.09[7]	22	19
08-31-2023	11.50	0.12[7]	0.86	0.98	(0.10)	(1.66)	(1.76)	10.72	10.45	0.63	0.26	1.12[7]	1,607	17
08-31-2022	15.45	0.14[7]	(2.72)	(2.58)	(0.15)	(1.22)	(1.37)	11.50	(18.39)	0.60	0.26	1.05[7]	1,333	48
08-31-2021	12.52	0.14[7]	3.41	3.55	(0.14)	(0.48)	(0.62)	15.45	29.16	0.57	0.26	0.96[7]	1,476	19
Class R5
02-28-2026[6]	13.88	0.18[7]	1.35	1.53	(0.21)	(0.80)	(1.01)	14.40	11.37[8]	0.33[9]	0.06[9]	1.39[7,9]	4,316	8
08-31-2025	12.66	0.21[7]	1.41	1.62	(0.17)	(0.23)	(0.40)	13.88	13.14	0.32	0.06	1.65[7]	3,944	40
08-31-2024	10.76	0.16[7]	2.09	2.25	(0.19)	(0.16)	(0.35)	12.66	21.42	0.32	0.06	1.44[7]	5,569	19
08-31-2023	11.54	0.12[7]	0.88	1.00	(0.12)	(1.66)	(1.78)	10.76	10.67	0.33	0.06	1.11[7]	4,682	17
08-31-2022	15.49	0.16[7]	(2.71)	(2.55)	(0.18)	(1.22)	(1.40)	11.54	(18.19)	0.30	0.06	1.25[7]	2,499	48
08-31-2021	12.55	0.21[7]	3.37	3.58	(0.16)	(0.48)	(0.64)	15.49	29.36	0.27	0.06	1.47[7]	863	19
Class R6
02-28-2026[6]	13.89	0.20[7]	1.34	1.54	(0.22)	(0.80)	(1.02)	14.41	11.41[8]	0.28[9]	0.01[9]	1.65[7,9]	35,166	8
08-31-2025	12.67	0.16[7]	1.46	1.62	(0.17)	(0.23)	(0.40)	13.89	13.18	0.27	0.01	1.28[7]	86,058	40
08-31-2024	10.76	0.18[7]	2.09	2.27	(0.20)	(0.16)	(0.36)	12.67	21.57	0.27	0.01	1.58[7]	65,371	19
08-31-2023	11.54	0.14[7]	0.87	1.01	(0.13)	(1.66)	(1.79)	10.76	10.73	0.28	0.01	1.30[7]	57,496	17
08-31-2022	15.50	0.17[7]	(2.73)	(2.56)	(0.18)	(1.22)	(1.40)	11.54	(18.20)	0.25	0.01	1.26[7]	46,800	48
08-31-2021	12.56	0.16[7]	3.43	3.59	(0.17)	(0.48)	(0.65)	15.50	29.40	0.22	0.01	1.14[7]	43,703	19
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	44

Financial highlights continued
Multimanager 2050 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2026[6]	13.85	0.18[7]	1.35	1.53	(0.21)	(0.80)	(1.01)	14.37	11.39[8]	0.32[9]	0.05[9]	1.43[7,9]	480,245	8
08-31-2025	12.64	0.17[7]	1.44	1.61	(0.17)	(0.23)	(0.40)	13.85	13.09	0.32	0.05	1.32[7]	460,397	40
08-31-2024	10.74	0.18[7]	2.08	2.26	(0.20)	(0.16)	(0.36)	12.64	21.47	0.32	0.05	1.61[7]	449,771	19
08-31-2023	11.52	0.14[7]	0.86	1.00	(0.12)	(1.66)	(1.78)	10.74	10.69	0.33	0.05	1.32[7]	410,188	17
08-31-2022	15.48	0.16[7]	(2.72)	(2.56)	(0.18)	(1.22)	(1.40)	11.52	(18.26)	0.30	0.05	1.22[7]	369,001	48
08-31-2021	12.54	0.16[7]	3.42	3.58	(0.16)	(0.48)	(0.64)	15.48	29.40	0.26	0.05	1.13[7]	459,795	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.01, $0.01 and $0.02 per share and 0.03% (annualized), 0.05%, 0.05%, 0.04%, 0.07% and 0.10%, for the periods ended 2-28-26, 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
45	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2026[6]	11.58	0.14[7]	1.10	1.24	(0.16)	(0.88)	(1.04)	11.78	11.08[8]	0.69[9]	0.41[9]	1.32[7,9]	188,408	8
08-31-2025	10.65	0.12[7]	1.13	1.25	(0.13)	(0.19)	(0.32)	11.58	12.12	0.68	0.41	1.15[7]	174,086	37
08-31-2024	9.11	0.13[7]	1.70	1.83	(0.15)	(0.14)	(0.29)	10.65	20.53	0.68	0.42	1.39[7]	160,620	16
08-31-2023	10.28	0.10[7]	0.68	0.78	(0.08)	(1.87)	(1.95)	9.11	9.96	0.68	0.42	1.07[7]	143,191	17
08-31-2022	13.72	0.11[7]	(2.42)	(2.31)	(0.11)	(1.02)	(1.13)	10.28	(18.42)	0.65	0.42	0.93[7]	137,181	47
08-31-2021	11.22	0.10[7]	3.05	3.15	(0.12)	(0.53)	(0.65)	13.72	28.93	0.61	0.42	0.78[7]	180,069	18
Class I
02-28-2026[6]	11.71	0.16[7]	1.12	1.28	(0.19)	(0.88)	(1.07)	11.92	11.36[8]	0.39[9]	0.11[9]	1.58[7,9]	900	8
08-31-2025	10.77	0.15[7]	1.15	1.30	(0.17)	(0.19)	(0.36)	11.71	12.41	0.39	0.11	1.39[7]	721	37
08-31-2024	9.21	0.14[7]	1.74	1.88	(0.18)	(0.14)	(0.32)	10.77	20.86	0.38	0.12	1.40[7]	610	16
08-31-2023	10.37	0.12[7]	0.71	0.83	(0.12)	(1.87)	(1.99)	9.21	10.37	0.38	0.12	1.28[7]	401	17
08-31-2022	13.84	0.14[7]	(2.44)	(2.30)	(0.15)	(1.02)	(1.17)	10.37	(18.23)	0.35	0.12	1.14[7]	309	47
08-31-2021	11.31	0.13[7]	3.08	3.21	(0.15)	(0.53)	(0.68)	13.84	29.28	0.31	0.12	1.02[7]	268	18
Class R2
02-28-2026[6]	11.65	0.14[7]	1.11	1.25	(0.15)	(0.88)	(1.03)	11.87	11.10[8]	0.78[9]	0.50[9]	1.23[7,9]	7,175	8
08-31-2025	10.71	0.12[7]	1.14	1.26	(0.13)	(0.19)	(0.32)	11.65	12.05	0.78	0.51	1.06[7]	6,873	37
08-31-2024	9.16	0.12[7]	1.71	1.83	(0.14)	(0.14)	(0.28)	10.71	20.43	0.77	0.50	1.26[7]	7,303	16
08-31-2023	10.33	0.09[7]	0.68	0.77	(0.07)	(1.87)	(1.94)	9.16	9.78	0.77	0.51	0.98[7]	6,258	17
08-31-2022	13.78	0.10[7]	(2.43)	(2.33)	(0.10)	(1.02)	(1.12)	10.33	(18.48)	0.74	0.51	0.82[7]	5,709	47
08-31-2021	11.27	0.10[7]	3.05	3.15	(0.11)	(0.53)	(0.64)	13.78	28.81	0.71	0.51	0.77[7]	7,060	18
Class R4
02-28-2026[6]	11.64	0.16[7]	1.09	1.25	(0.17)	(0.88)	(1.05)	11.84	11.19[8]	0.63[9]	0.25[9]	1.49[7,9]	543	8
08-31-2025	10.70	0.14[7]	1.14	1.28	(0.15)	(0.19)	(0.34)	11.64	12.34	0.63	0.25	1.31[7]	475	37
08-31-2024	9.15	0.14[7]	1.72	1.86	(0.17)	(0.14)	(0.31)	10.70	20.60	0.62	0.25	1.49[7]	419	16
08-31-2023	10.32	0.11[7]	0.69	0.80	(0.10)	(1.87)	(1.97)	9.15	10.23	0.62	0.26	1.19[7]	308	17
08-31-2022	13.78	0.13[7]	(2.44)	(2.31)	(0.13)	(1.02)	(1.15)	10.32	(18.35)	0.59	0.26	1.05[7]	245	47
08-31-2021	11.26	0.12[7]	3.06	3.18	(0.13)	(0.53)	(0.66)	13.78	29.17	0.56	0.26	0.92[7]	262	18
Class R5
02-28-2026[6]	11.77	0.17[7]	1.11	1.28	(0.20)	(0.88)	(1.08)	11.97	11.27[8]	0.33[9]	0.06[9]	1.67[7,9]	5,649	8
08-31-2025	10.81	0.19[7]	1.13	1.32	(0.17)	(0.19)	(0.36)	11.77	12.61	0.33	0.06	1.70[7]	5,424	37
08-31-2024	9.25	0.17[7]	1.71	1.88	(0.18)	(0.14)	(0.32)	10.81	20.84	0.32	0.06	1.71[7]	6,205	16
08-31-2023	10.41	0.12[7]	0.71	0.83	(0.12)	(1.87)	(1.99)	9.25	10.41	0.32	0.06	1.32[7]	5,846	17
08-31-2022	13.88	0.17[7]	(2.46)	(2.29)	(0.16)	(1.02)	(1.18)	10.41	(18.12)	0.29	0.06	1.42[7]	4,843	47
08-31-2021	11.34	0.16[7]	3.06	3.22	(0.15)	(0.53)	(0.68)	13.88	29.36	0.26	0.06	1.23[7]	3,009	18
Class R6
02-28-2026[6]	11.72	0.18[7]	1.10	1.28	(0.20)	(0.88)	(1.08)	11.92	11.37[8]	0.28[9]	0.01[9]	1.86[7,9]	39,835	8
08-31-2025	10.77	0.17[7]	1.15	1.32	(0.18)	(0.19)	(0.37)	11.72	12.62	0.28	0.01	1.55[7]	87,252	37
08-31-2024	9.21	0.17[7]	1.72	1.89	(0.19)	(0.14)	(0.33)	10.77	20.98	0.27	0.01	1.76[7]	74,077	16
08-31-2023	10.38	0.13[7]	0.70	0.83	(0.13)	(1.87)	(2.00)	9.21	10.38	0.27	0.01	1.45[7]	72,695	17
08-31-2022	13.85	0.16[7]	(2.43)	(2.27)	(0.17)	(1.03)	(1.20)	10.38	(18.12)	0.24	0.01	1.35[7]	61,640	47
08-31-2021	11.31	0.15[7]	3.08	3.23	(0.16)	(0.53)	(0.69)	13.85	29.50	0.21	0.01	1.20[7]	60,389	18
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	46

Financial highlights continued
Multimanager 2045 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2026[6]	11.73	0.17[7]	1.12	1.29	(0.20)	(0.88)	(1.08)	11.94	11.41[8]	0.33[9]	0.05[9]	1.67[7,9]	700,330	8
08-31-2025	10.79	0.17[7]	1.13	1.30	(0.17)	(0.19)	(0.36)	11.73	12.46	0.32	0.05	1.54[7]	673,217	37
08-31-2024	9.22	0.17[7]	1.72	1.89	(0.18)	(0.14)	(0.32)	10.79	21.03	0.31	0.05	1.76[7]	673,367	16
08-31-2023	10.39	0.13[7]	0.69	0.82	(0.12)	(1.87)	(1.99)	9.22	10.32	0.32	0.05	1.44[7]	633,452	17
08-31-2022	13.86	0.15[7]	(2.44)	(2.29)	(0.16)	(1.02)	(1.18)	10.39	(18.14)	0.28	0.05	1.28[7]	601,581	47
08-31-2021	11.32	0.15[7]	3.07	3.22	(0.15)	(0.53)	(0.68)	13.86	29.42	0.25	0.05	1.16[7]	765,559	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.01, $0.01 and $0.02 per share and 0.04% (annualized), 0.05%, 0.06%, 0.06%, 0.09% and 0.12%, for the periods ended 2-28-26, 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
47	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2026[6]	11.62	0.16[7]	1.04	1.20	(0.19)	(0.84)	(1.03)	11.79	10.73[8]	0.69[9]	0.41[9]	1.63[7,9]	210,388	8
08-31-2025	10.74	0.16[7]	1.02	1.18	(0.17)	(0.13)	(0.30)	11.62	11.28	0.69	0.41	1.44[7]	195,908	35
08-31-2024	9.25	0.16[7]	1.60	1.76	(0.19)	(0.08)	(0.27)	10.74	19.37	0.69	0.42	1.63[7]	183,622	17
08-31-2023	10.41	0.12[7]	0.59	0.71	(0.09)	(1.78)	(1.87)	9.25	8.87	0.69	0.42	1.29[7]	164,166	19
08-31-2022	13.88	0.13[7]	(2.43)	(2.30)	(0.12)	(1.05)	(1.17)	10.41	(18.12)	0.66	0.42	1.09[7]	160,083	49
08-31-2021	11.50	0.11[7]	2.95	3.06	(0.12)	(0.56)	(0.68)	13.88	27.48	0.62	0.42	0.85[7]	210,327	21
Class I
02-28-2026[6]	11.75	0.18[7]	1.05	1.23	(0.22)	(0.84)	(1.06)	11.92	10.92[8]	0.39[9]	0.11[9]	1.95[7,9]	1,134	8
08-31-2025	10.86	0.18[7]	1.04	1.22	(0.20)	(0.13)	(0.33)	11.75	11.57	0.39	0.11	1.65[7]	1,045	35
08-31-2024	9.35	0.17[7]	1.64	1.81	(0.22)	(0.08)	(0.30)	10.86	19.71	0.39	0.12	1.72[7]	814	17
08-31-2023	10.51	0.15[7]	0.59	0.74	(0.12)	(1.78)	(1.90)	9.35	9.18	0.39	0.12	1.60[7]	533	19
08-31-2022	14.00	0.21[7]	(2.49)	(2.28)	(0.16)	(1.05)	(1.21)	10.51	(17.86)	0.36	0.11	1.67[7]	616	49
08-31-2021	11.58	0.13[7]	3.00	3.13	(0.15)	(0.56)	(0.71)	14.00	27.96	0.32	0.11	1.04[7]	1,468	21
Class R2
02-28-2026[6]	11.67	0.16[7]	1.04	1.20	(0.18)	(0.84)	(1.02)	11.85	10.78[8]	0.77[9]	0.50[9]	1.55[7,9]	6,203	8
08-31-2025	10.78	0.15[7]	1.03	1.18	(0.16)	(0.13)	(0.29)	11.67	11.14	0.78	0.51	1.40[7]	5,943	35
08-31-2024	9.29	0.15[7]	1.60	1.75	(0.18)	(0.08)	(0.26)	10.78	19.19	0.77	0.50	1.52[7]	6,668	17
08-31-2023	10.44	0.11[7]	0.60	0.71	(0.08)	(1.78)	(1.86)	9.29	8.84	0.78	0.50	1.19[7]	5,250	19
08-31-2022	13.92	0.12[7]	(2.44)	(2.32)	(0.11)	(1.05)	(1.16)	10.44	(18.21)	0.75	0.51	1.00[7]	5,170	49
08-31-2021	11.53	0.10[7]	2.96	3.06	(0.11)	(0.56)	(0.67)	13.92	27.42	0.72	0.51	0.78[7]	7,442	21
Class R4
02-28-2026[6]	11.64	0.17[7]	1.04	1.21	(0.21)	(0.84)	(1.05)	11.80	10.79[8]	0.63[9]	0.25[9]	1.81[7,9]	299	8
08-31-2025	10.76	0.17[7]	1.03	1.20	(0.19)	(0.13)	(0.32)	11.64	11.44	0.62	0.25	1.56[7]	260	35
08-31-2024	9.27	0.22[7]	1.55	1.77	(0.20)	(0.08)	(0.28)	10.76	19.51	0.62	0.25	2.26[7]	242	17
08-31-2023	10.43	0.13[7]	0.60	0.73	(0.11)	(1.78)	(1.89)	9.27	9.07	0.63	0.25	1.43[7]	497	19
08-31-2022	13.90	0.15[7]	(2.42)	(2.27)	(0.15)	(1.05)	(1.20)	10.43	(17.96)	0.60	0.26	1.24[7]	381	49
08-31-2021	11.51	0.13[7]	2.96	3.09	(0.14)	(0.56)	(0.70)	13.90	27.71	0.57	0.26	1.02[7]	387	21
Class R5
02-28-2026[6]	11.77	0.17[7]	1.07	1.24	(0.23)	(0.84)	(1.07)	11.94	10.97[8]	0.33[9]	0.06[9]	1.76[7,9]	3,998	8
08-31-2025	10.88	0.26[7]	0.97	1.23	(0.21)	(0.13)	(0.34)	11.77	11.62	0.33	0.05	2.35[7]	3,936	35
08-31-2024	9.37	0.20[7]	1.61	1.81	(0.22)	(0.08)	(0.30)	10.88	19.74	0.32	0.06	1.98[7]	7,585	17
08-31-2023	10.53	0.15[7]	0.60	0.75	(0.13)	(1.78)	(1.91)	9.37	9.24	0.33	0.06	1.56[7]	6,431	19
08-31-2022	14.02	0.17[7]	(2.42)	(2.25)	(0.18)	(1.06)	(1.24)	10.53	(17.78)	0.30	0.06	1.42[7]	4,902	49
08-31-2021	11.60	0.18[7]	2.96	3.14	(0.16)	(0.56)	(0.72)	14.02	27.97	0.27	0.06	1.34[7]	2,404	21
Class R6
02-28-2026[6]	11.73	0.19[7]	1.05	1.24	(0.24)	(0.84)	(1.08)	11.89	10.97[8]	0.28[9]	0.01[9]	2.16[7,9]	36,922	8
08-31-2025	10.84	0.20[7]	1.03	1.23	(0.21)	(0.13)	(0.34)	11.73	11.72	0.28	0.01	1.83[7]	76,743	35
08-31-2024	9.33	0.20[7]	1.62	1.82	(0.23)	(0.08)	(0.31)	10.84	19.88	0.27	0.01	2.01[7]	69,886	17
08-31-2023	10.50	0.16[7]	0.59	0.75	(0.14)	(1.78)	(1.92)	9.33	9.22	0.28	0.01	1.69[7]	77,694	19
08-31-2022	13.98	0.18[7]	(2.43)	(2.25)	(0.18)	(1.05)	(1.23)	10.50	(17.72)	0.25	0.01	1.52[7]	65,036	49
08-31-2021	11.57	0.16[7]	2.97	3.13	(0.16)	(0.56)	(0.72)	13.98	28.02	0.22	0.01	1.24[7]	70,130	21
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	48

Financial highlights continued
Multimanager 2040 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2026[6]	11.75	0.18[7]	1.05	1.23	(0.23)	(0.84)	(1.07)	11.91	10.90[8]	0.33[9]	0.05[9]	1.98[7,9]	701,861	8
08-31-2025	10.85	0.20[7]	1.04	1.24	(0.21)	(0.13)	(0.34)	11.75	11.75	0.32	0.05	1.82[7]	676,349	35
08-31-2024	9.35	0.20[7]	1.60	1.80	(0.22)	(0.08)	(0.30)	10.85	19.68	0.32	0.05	2.02[7]	685,746	17
08-31-2023	10.51	0.16[7]	0.59	0.75	(0.13)	(1.78)	(1.91)	9.35	9.28	0.32	0.05	1.66[7]	657,016	19
08-31-2022	13.99	0.18[7]	(2.44)	(2.26)	(0.17)	(1.05)	(1.22)	10.51	(17.74)	0.29	0.05	1.44[7]	632,481	49
08-31-2021	11.58	0.16[7]	2.97	3.13	(0.16)	(0.56)	(0.72)	13.99	27.93	0.26	0.05	1.24[7]	812,243	21

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, less than $0.005, $0.01 and $0.01 per share and 0.03% (annualized), 0.04%, 0.05%, 0.04%, 0.08% and 0.11%, for the periods ended 2-28-26, 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
49	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2026[6]	11.19	0.17[7]	0.91	1.08	(0.22)	(0.73)	(0.95)	11.32	10.03[8]	0.69[9]	0.41[9]	2.00[7,9]	231,022	8
08-31-2025	10.42	0.19[7]	0.85	1.04	(0.19)	(0.08)	(0.27)	11.19	10.26	0.69	0.41	1.78[7]	217,749	34
08-31-2024	9.07	0.18[7]	1.41	1.59	(0.21)	(0.03)	(0.24)	10.42	17.78	0.69	0.42	1.93[7]	209,464	16
08-31-2023	10.13	0.14[7]	0.47	0.61	(0.10)	(1.57)	(1.67)	9.07	7.67	0.70	0.42	1.55[7]	191,072	20
08-31-2022	13.46	0.15[7]	(2.27)	(2.12)	(0.16)	(1.05)	(1.21)	10.13	(17.39)	0.67	0.42	1.28[7]	187,557	49
08-31-2021	11.39	0.13[7]	2.63	2.76	(0.12)	(0.57)	(0.69)	13.46	25.10	0.63	0.42	1.01[7]	243,658	26
Class I
02-28-2026[6]	11.25	0.21[7]	0.90	1.11	(0.25)	(0.73)	(0.98)	11.38	10.29[8]	0.39[9]	0.11[9]	2.70[7,9]	238	8
08-31-2025	10.49	0.18[7]	0.88	1.06	(0.22)	(0.08)	(0.30)	11.25	10.42	0.39	0.11	1.73[7]	49	34
08-31-2024	9.12	0.16[7]	1.47	1.63	(0.23)	(0.03)	(0.26)	10.49	18.23	0.39	0.12	1.62[7]	40	16
08-31-2023	10.19	0.16[7]	0.47	0.63	(0.13)	(1.57)	(1.70)	9.12	7.89	0.40	0.12	1.75[7]	96	20
08-31-2022	13.54	0.24[7]	(2.34)	(2.10)	(0.20)	(1.05)	(1.25)	10.19	(17.19)	0.37	0.12	2.10[7]	119	49
08-31-2021	11.45	0.09[7]	2.73	2.82	(0.16)	(0.57)	(0.73)	13.54	25.53	0.33	0.11	0.76[7]	100	26
Class R2
02-28-2026[6]	11.26	0.16[7]	0.93	1.09	(0.21)	(0.73)	(0.94)	11.41	10.05[8]	0.79[9]	0.50[9]	1.87[7,9]	10,670	8
08-31-2025	10.49	0.18[7]	0.85	1.03	(0.18)	(0.08)	(0.26)	11.26	10.09	0.78	0.50	1.68[7]	10,537	34
08-31-2024	9.12	0.17[7]	1.43	1.60	(0.20)	(0.03)	(0.23)	10.49	17.80	0.78	0.51	1.82[7]	10,553	16
08-31-2023	10.18	0.13[7]	0.46	0.59	(0.08)	(1.57)	(1.65)	9.12	7.49	0.78	0.50	1.43[7]	9,315	20
08-31-2022	13.53	0.14[7]	(2.29)	(2.15)	(0.15)	(1.05)	(1.20)	10.18	(17.52)	0.76	0.51	1.15[7]	8,291	49
08-31-2021	11.44	0.13[7]	2.65	2.78	(0.12)	(0.57)	(0.69)	13.53	25.09	0.72	0.51	1.01[7]	10,905	26
Class R4
02-28-2026[6]	11.28	0.18[7]	0.93	1.11	(0.24)	(0.73)	(0.97)	11.42	10.21[8]	0.65[9]	0.26[9]	2.17[7,9]	223	8
08-31-2025	10.51	0.21[7]	0.85	1.06	(0.21)	(0.08)	(0.29)	11.28	10.40	0.59	0.21	2.00[7]	186	34
08-31-2024	9.14	0.20[7]	1.42	1.62	(0.22)	(0.03)	(0.25)	10.51	18.09	0.59	0.22	2.09[7]	259	16
08-31-2023	10.20	0.16[7]	0.46	0.62	(0.11)	(1.57)	(1.68)	9.14	7.80	0.59	0.21	1.73[7]	205	20
08-31-2022	13.54	0.16[7]	(2.27)	(2.11)	(0.18)	(1.05)	(1.23)	10.20	(17.22)	0.56	0.21	1.42[7]	171	49
08-31-2021	11.45	0.15[7]	2.65	2.80	(0.14)	(0.57)	(0.71)	13.54	25.33	0.56	0.24	1.16[7]	128	26
Class R5
02-28-2026[6]	11.32	0.19[7]	0.94	1.13	(0.26)	(0.73)	(0.99)	11.46	10.38[8]	0.34[9]	0.05[9]	2.35[7,9]	3,521	8
08-31-2025	10.54	0.30[7]	0.79	1.09	(0.23)	(0.08)	(0.31)	11.32	10.63	0.34	0.06	2.81[7]	3,393	34
08-31-2024	9.17	0.21[7]	1.43	1.64	(0.24)	(0.03)	(0.27)	10.54	18.20	0.33	0.06	2.22[7]	10,173	16
08-31-2023	10.23	0.17[7]	0.47	0.64	(0.13)	(1.57)	(1.70)	9.17	8.05	0.34	0.06	1.80[7]	10,092	20
08-31-2022	13.59	0.17[7]	(2.28)	(2.11)	(0.20)	(1.05)	(1.25)	10.23	(17.15)	0.31	0.06	1.50[7]	7,777	49
08-31-2021	11.48	0.18[7]	2.66	2.84	(0.16)	(0.57)	(0.73)	13.59	25.64	0.28	0.06	1.45[7]	4,223	26
Class R6
02-28-2026[6]	11.31	0.20[7]	0.93	1.13	(0.27)	(0.73)	(1.00)	11.44	10.35[8]	0.29[9]	0.01[9]	2.43[7,9]	64,389	8
08-31-2025	10.53	0.23[7]	0.86	1.09	(0.23)	(0.08)	(0.31)	11.31	10.69	0.29	0.01	2.18[7]	105,826	34
08-31-2024	9.16	0.22[7]	1.42	1.64	(0.24)	(0.03)	(0.27)	10.53	18.27	0.28	0.01	2.33[7]	83,135	16
08-31-2023	10.22	0.18[7]	0.47	0.65	(0.14)	(1.57)	(1.71)	9.16	8.11	0.29	0.01	1.93[7]	89,702	20
08-31-2022	13.58	0.20[7]	(2.30)	(2.10)	(0.21)	(1.05)	(1.26)	10.22	(17.11)	0.26	0.01	1.71[7]	74,714	49
08-31-2021	11.47	0.18[7]	2.67	2.85	(0.17)	(0.57)	(0.74)	13.58	25.73	0.23	0.01	1.40[7]	80,488	26
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	50

Financial highlights continued
Multimanager 2035 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2026[6]	11.33	0.19[7]	0.93	1.12	(0.26)	(0.73)	(0.99)	11.46	10.38[8]	0.34[9]	0.05[9]	2.33[7,9]	798,359	8
08-31-2025	10.55	0.23[7]	0.86	1.09	(0.23)	(0.08)	(0.31)	11.33	10.53	0.33	0.05	2.17[7]	770,128	34
08-31-2024	9.17	0.22[7]	1.43	1.65	(0.24)	(0.03)	(0.27)	10.55	18.32	0.33	0.05	2.31[7]	786,911	16
08-31-2023	10.23	0.18[7]	0.46	0.64	(0.13)	(1.57)	(1.70)	9.17	8.06	0.33	0.05	1.92[7]	762,184	20
08-31-2022	13.59	0.19[7]	(2.29)	(2.10)	(0.21)	(1.05)	(1.26)	10.23	(17.14)	0.30	0.05	1.62[7]	750,728	49
08-31-2021	11.48	0.17[7]	2.67	2.84	(0.16)	(0.57)	(0.73)	13.59	25.65	0.27	0.05	1.39[7]	967,161	26

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005, less than $0.005 and $0.01 per share and 0.01% (annualized), 0.03%, 0.03%, 0.02%, 0.04% and 0.08%, for the periods ended 2-28-26, 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
51	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2026[6]	10.72	0.18[7]	0.77	0.95	(0.27)	(0.60)	(0.87)	10.80	9.20[8]	0.70[9]	0.41[9]	2.39[7,9]	241,871	8
08-31-2025	10.07	0.22[7]	0.69	0.91	(0.23)	(0.03)	(0.26)	10.72	9.24	0.70	0.41	2.22[7]	230,369	29
08-31-2024	8.92	0.22[7]	1.18	1.40	(0.24)	(0.01)	(0.25)	10.07	16.02	0.70	0.42	2.35[7]	235,401	17
08-31-2023	9.84	0.17[7]	0.35	0.52	(0.12)	(1.32)	(1.44)	8.92	6.56	0.70	0.42	1.91[7]	225,786	22
08-31-2022	12.84	0.18[7]	(2.09)	(1.91)	(0.18)	(0.91)	(1.09)	9.84	(16.34)	0.67	0.42	1.60[7]	223,543	46
08-31-2021	11.10	0.14[7]	2.26	2.40	(0.14)	(0.52)	(0.66)	12.84	22.37	0.64	0.42	1.21[7]	290,842	30
Class I
02-28-2026[6]	10.69	0.19[7]	0.78	0.97	(0.30)	(0.60)	(0.90)	10.76	9.33[8]	0.40[9]	0.11[9]	2.69[7,9]	1,565	8
08-31-2025	10.05	0.26[7]	0.66	0.92	(0.25)	(0.03)	(0.28)	10.69	9.48	0.40	0.11	2.62[7]	1,361	29
08-31-2024	8.89	0.24[7]	1.20	1.44	(0.27)	(0.01)	(0.28)	10.05	16.51	0.40	0.12	2.59[7]	1,370	17
08-31-2023	9.82	0.21[7]	0.33	0.54	(0.15)	(1.32)	(1.47)	8.89	6.84	0.40	0.11	2.37[7]	1,422	22
08-31-2022	12.82	0.19[7]	(2.07)	(1.88)	(0.21)	(0.91)	(1.12)	9.82	(16.11)	0.37	0.12	1.71[7]	1,804	46
08-31-2021	11.07	0.19[7]	2.25	2.44	(0.17)	(0.52)	(0.69)	12.82	22.84	0.34	0.12	1.59[7]	1,754	30
Class R2
02-28-2026[6]	10.60	0.17[7]	0.76	0.93	(0.26)	(0.60)	(0.86)	10.67	9.11[8]	0.79[9]	0.50[9]	2.31[7,9]	9,236	8
08-31-2025	9.96	0.21[7]	0.68	0.89	(0.22)	(0.03)	(0.25)	10.60	9.15	0.79	0.50	2.10[7]	9,086	29
08-31-2024	8.82	0.21[7]	1.18	1.39	(0.24)	(0.01)	(0.25)	9.96	15.99	0.79	0.50	2.27[7]	9,429	17
08-31-2023	9.75	0.16[7]	0.34	0.50	(0.11)	(1.32)	(1.43)	8.82	6.40	0.79	0.50	1.80[7]	9,418	22
08-31-2022	12.73	0.17[7]	(2.07)	(1.90)	(0.17)	(0.91)	(1.08)	9.75	(16.40)	0.76	0.50	1.50[7]	8,911	46
08-31-2021	11.01	0.14[7]	2.23	2.37	(0.13)	(0.52)	(0.65)	12.73	22.29	0.73	0.51	1.13[7]	12,297	30
Class R4
02-28-2026[6]	10.64	0.18[7]	0.78	0.96	(0.29)	(0.60)	(0.89)	10.71	9.34[8]	0.64[9]	0.25[9]	2.54[7,9]	325	8
08-31-2025	10.00	0.24[7]	0.67	0.91	(0.24)	(0.03)	(0.27)	10.64	9.38	0.64	0.25	2.36[7]	292	29
08-31-2024	8.86	0.27[7]	1.14	1.41	(0.26)	(0.01)	(0.27)	10.00	16.19	0.64	0.25	3.01[7]	259	17
08-31-2023	9.78	0.18[7]	0.35	0.53	(0.13)	(1.32)	(1.45)	8.86	6.82	0.65	0.26	2.06[7]	916	22
08-31-2022	12.78	0.20[7]	(2.09)	(1.89)	(0.20)	(0.91)	(1.11)	9.78	(16.27)	0.62	0.26	1.75[7]	767	46
08-31-2021	11.04	0.16[7]	2.26	2.42	(0.16)	(0.52)	(0.68)	12.78	22.67	0.58	0.26	1.36[7]	845	30
Class R5
02-28-2026[6]	10.67	0.19[7]	0.78	0.97	(0.31)	(0.60)	(0.91)	10.73	9.42[8]	0.34[9]	0.05[9]	2.66[7,9]	5,462	8
08-31-2025	10.03	0.31[7]	0.62	0.93	(0.26)	(0.03)	(0.29)	10.67	9.57	0.34	0.06	3.10[7]	5,256	29
08-31-2024	8.88	0.24[7]	1.20	1.44	(0.28)	(0.01)	(0.29)	10.03	16.48	0.34	0.06	2.64[7]	11,534	17
08-31-2023	9.81	0.19[7]	0.35	0.54	(0.15)	(1.32)	(1.47)	8.88	6.94	0.35	0.06	2.18[7]	10,747	22
08-31-2022	12.81	0.21[7]	(2.08)	(1.87)	(0.22)	(0.91)	(1.13)	9.81	(16.07)	0.32	0.06	1.92[7]	8,677	46
08-31-2021	11.06	0.20[7]	2.25	2.45	(0.18)	(0.52)	(0.70)	12.81	22.92	0.28	0.06	1.66[7]	6,770	30
Class R6
02-28-2026[6]	10.67	0.20[7]	0.77	0.97	(0.31)	(0.60)	(0.91)	10.73	9.47[8]	0.29[9]	0.01[9]	2.82[7,9]	53,873	8
08-31-2025	10.03	0.27[7]	0.67	0.94	(0.27)	(0.03)	(0.30)	10.67	9.62	0.29	0.01	2.67[7]	90,307	29
08-31-2024	8.88	0.25[7]	1.19	1.44	(0.28)	(0.01)	(0.29)	10.03	16.54	0.29	0.01	2.73[7]	88,335	17
08-31-2023	9.81	0.20[7]	0.35	0.55	(0.16)	(1.32)	(1.48)	8.88	6.99	0.30	0.01	2.29[7]	98,309	22
08-31-2022	12.81	0.23[7]	(2.09)	(1.86)	(0.23)	(0.91)	(1.14)	9.81	(16.03)	0.27	0.01	2.02[7]	85,111	46
08-31-2021	11.06	0.19[7]	2.26	2.45	(0.18)	(0.52)	(0.70)	12.81	22.98	0.23	0.01	1.59[7]	89,308	30
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	52

Financial highlights continued
Multimanager 2030 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2026[6]	10.68	0.19[7]	0.78	0.97	(0.31)	(0.60)	(0.91)	10.74	9.42[8]	0.34[9]	0.05[9]	2.72[7,9]	744,011	8
08-31-2025	10.04	0.26[7]	0.67	0.93	(0.26)	(0.03)	(0.29)	10.68	9.57	0.34	0.05	2.61[7]	740,844	29
08-31-2024	8.89	0.25[7]	1.19	1.44	(0.28)	(0.01)	(0.29)	10.04	16.48	0.33	0.05	2.72[7]	815,034	17
08-31-2023	9.82	0.20[7]	0.34	0.54	(0.15)	(1.32)	(1.47)	8.89	7.05	0.34	0.05	2.29[7]	824,933	22
08-31-2022	12.82	0.22[7]	(2.09)	(1.87)	(0.22)	(0.91)	(1.13)	9.82	(16.13)	0.31	0.05	1.95[7]	851,307	46
08-31-2021	11.07	0.19[7]	2.26	2.45	(0.18)	(0.52)	(0.70)	12.82	22.91	0.27	0.05	1.60[7]	1,081,454	30

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005, less than $0.005 and $0.01 per share and 0.02% (annualized), 0.03%, 0.04%, 0.02%, 0.04% and 0.09%, for the periods ended 2-28-26, 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
53	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2026[6]	9.88	0.18[7]	0.61	0.79	(0.31)	(0.48)	(0.79)	9.88	8.25[8]	0.73[9]	0.41[9]	2.82[7,9]	183,437	8
08-31-2025	9.44	0.26[7]	0.47	0.73	(0.27)	(0.02)	(0.29)	9.88	8.05	0.73	0.41	2.74[7]	180,324	26
08-31-2024	8.55	0.25[7]	0.94	1.19	(0.30)	—[10]	(0.30)	9.44	14.15	0.73	0.42	2.79[7]	193,107	17
08-31-2023	9.42	0.20[7]	0.21	0.41	(0.15)	(1.13)	(1.28)	8.55	5.43	0.72	0.42	2.32[7]	195,706	20
08-31-2022	12.17	0.21[7]	(1.83)	(1.62)	(0.20)	(0.93)	(1.13)	9.42	(14.73)	0.69	0.42	1.97[7]	207,424	45
08-31-2021	10.79	0.17[7]	1.88	2.05	(0.16)	(0.51)	(0.67)	12.17	19.63	0.66	0.42	1.49[7]	270,307	30
Class I
02-28-2026[6]	9.83	0.19[7]	0.61	0.80	(0.33)	(0.48)	(0.81)	9.82	8.49[8]	0.43[9]	0.11[9]	3.15[7,9]	2,749	8
08-31-2025	9.40	0.28[7]	0.47	0.75	(0.30)	(0.02)	(0.32)	9.83	8.30	0.43	0.11	2.97[7]	2,673	26
08-31-2024	8.51	0.27[7]	0.94	1.21	(0.32)	—[10]	(0.32)	9.40	14.54	0.43	0.12	3.08[7]	1,889	17
08-31-2023	9.39	0.23[7]	0.20	0.43	(0.18)	(1.13)	(1.31)	8.51	5.70	0.42	0.12	2.70[7]	1,623	20
08-31-2022	12.13	0.24[7]	(1.81)	(1.57)	(0.24)	(0.93)	(1.17)	9.39	(14.43)	0.39	0.12	2.26[7]	1,856	45
08-31-2021	10.76	0.22[7]	1.85	2.07	(0.19)	(0.51)	(0.70)	12.13	19.90	0.36	0.12	1.90[7]	2,701	30
Class R2
02-28-2026[6]	9.77	0.16[7]	0.63	0.79	(0.30)	(0.48)	(0.78)	9.78	8.26[8]	0.82[9]	0.50[9]	2.55[7,9]	4,713	8
08-31-2025	9.34	0.25[7]	0.47	0.72	(0.27)	(0.02)	(0.29)	9.77	7.93	0.82	0.50	2.68[7]	6,586	26
08-31-2024	8.47	0.24[7]	0.92	1.16	(0.29)	—[10]	(0.29)	9.34	13.95	0.82	0.51	2.71[7]	8,105	17
08-31-2023	9.34	0.19[7]	0.21	0.40	(0.14)	(1.13)	(1.27)	8.47	5.37	0.81	0.51	2.22[7]	7,929	20
08-31-2022	12.07	0.20[7]	(1.81)	(1.61)	(0.19)	(0.93)	(1.12)	9.34	(14.77)	0.79	0.51	1.87[7]	8,960	45
08-31-2021	10.71	0.17[7]	1.85	2.02	(0.15)	(0.51)	(0.66)	12.07	19.51	0.72	0.48	1.46[7]	13,021	30
Class R4
02-28-2026[6]	9.84	0.19[7]	0.60	0.79	(0.32)	(0.48)	(0.80)	9.83	8.35[8]	0.67[9]	0.25[9]	2.99[7,9]	699	8
08-31-2025	9.40	0.27[7]	0.48	0.75	(0.29)	(0.02)	(0.31)	9.84	8.25	0.67	0.26	2.86[7]	620	26
08-31-2024	8.52	0.25[7]	0.94	1.19	(0.31)	—[10]	(0.31)	9.40	14.25	0.66	0.25	2.89[7]	577	17
08-31-2023	9.39	0.21[7]	0.22	0.43	(0.17)	(1.13)	(1.30)	8.52	5.65	0.67	0.26	2.50[7]	697	20
08-31-2022	12.13	0.22[7]	(1.81)	(1.59)	(0.22)	(0.93)	(1.15)	9.39	(14.56)	0.63	0.26	2.08[7]	670	45
08-31-2021	10.76	0.19[7]	1.86	2.05	(0.17)	(0.51)	(0.68)	12.13	19.76	0.59	0.25	1.65[7]	698	30
Class R5
02-28-2026[6]	9.82	0.20[7]	0.60	0.80	(0.34)	(0.48)	(0.82)	9.80	8.47[8]	0.37[9]	0.06[9]	3.21[7,9]	8,135	8
08-31-2025	9.39	0.31[7]	0.45	0.76	(0.31)	(0.02)	(0.33)	9.82	8.48	0.37	0.05	3.27[7]	7,971	26
08-31-2024	8.50	0.27[7]	0.95	1.22	(0.33)	—[10]	(0.33)	9.39	14.50	0.36	0.05	3.10[7]	9,001	17
08-31-2023	9.38	0.22[7]	0.22	0.44	(0.19)	(1.13)	(1.32)	8.50	5.78	0.37	0.06	2.53[7]	9,373	20
08-31-2022	12.12	0.24[7]	(1.81)	(1.57)	(0.24)	(0.93)	(1.17)	9.38	(14.40)	0.33	0.06	2.28[7]	7,409	45
08-31-2021	10.75	0.23[7]	1.84	2.07	(0.19)	(0.51)	(0.70)	12.12	19.98	0.30	0.06	1.98[7]	4,855	30
Class R6
02-28-2026[6]	9.81	0.20[7]	0.61	0.81	(0.35)	(0.48)	(0.83)	9.79	8.54[8]	0.32[9]	0.01[9]	3.22[7,9]	41,732	8
08-31-2025	9.38	0.29[7]	0.47	0.76	(0.31)	(0.02)	(0.33)	9.81	8.43	0.32	0.01	3.14[7]	64,120	26
08-31-2024	8.50	0.28[7]	0.93	1.21	(0.33)	—[10]	(0.33)	9.38	14.70	0.31	0.01	3.17[7]	62,136	17
08-31-2023	9.37	0.23[7]	0.22	0.45	(0.19)	(1.13)	(1.32)	8.50	5.84	0.32	0.01	2.71[7]	69,535	20
08-31-2022	12.11	0.26[7]	(1.82)	(1.56)	(0.25)	(0.93)	(1.18)	9.37	(14.36)	0.28	0.01	2.41[7]	63,101	45
08-31-2021	10.74	0.21[7]	1.87	2.08	(0.20)	(0.51)	(0.71)	12.11	20.06	0.25	0.01	1.89[7]	70,692	30
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	54

Financial highlights continued
Multimanager 2025 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2026[6]	9.82	0.20[7]	0.61	0.81	(0.34)	(0.48)	(0.82)	9.81	8.58[8]	0.37[9]	0.05[9]	3.19[7,9]	422,078	8
08-31-2025	9.39	0.29[7]	0.47	0.76	(0.31)	(0.02)	(0.33)	9.82	8.38	0.36	0.05	3.13[7]	449,964	26
08-31-2024	8.51	0.28[7]	0.93	1.21	(0.33)	—[10]	(0.33)	9.39	14.50	0.36	0.05	3.18[7]	557,449	17
08-31-2023	9.38	0.23[7]	0.22	0.45	(0.19)	(1.13)	(1.32)	8.51	5.91	0.36	0.05	2.71[7]	636,988	20
08-31-2022	12.12	0.25[7]	(1.82)	(1.57)	(0.24)	(0.93)	(1.17)	9.38	(14.40)	0.32	0.05	2.34[7]	731,490	45
08-31-2021	10.75	0.21[7]	1.86	2.07	(0.19)	(0.51)	(0.70)	12.12	19.99	0.29	0.05	1.87[7]	989,063	30

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005, less than $0.005 and $0.01 per share and 0.01% (annualized), 0.02%, 0.03%, 0.02%, 0.04% and 0.08%, for the periods ended 2-28-26, 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
55	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2026[6]	8.86	0.17[7]	0.49	0.66	(0.31)	(0.23)	(0.54)	8.98	7.63[8]	0.77[9]	0.41[9]	3.05[7,9]	144,889	8
08-31-2025	8.53	0.26[7]	0.35	0.61	(0.26)	(0.02)	(0.28)	8.86	7.47	0.76	0.41	3.02[7]	143,126	21
08-31-2024	7.80	0.25[7]	0.74	0.99	(0.26)	—[10]	(0.26)	8.53	12.92	0.76	0.42	3.10[7]	157,367	19
08-31-2023	8.51	0.21[7]	0.13	0.34	(0.22)	(0.83)	(1.05)	7.80	4.76	0.75	0.42	2.67[7]	161,772	19
08-31-2022	10.90	0.22[7]	(1.49)	(1.27)	(0.22)	(0.90)	(1.12)	8.51	(13.07)	0.72	0.42	2.32[7]	176,088	38
08-31-2021	10.06	0.19[7]	1.39	1.58	(0.18)	(0.56)	(0.74)	10.90	16.29	0.69	0.42	1.79[7]	234,516	29
Class I
02-28-2026[6]	8.89	0.17[7]	0.50	0.67	(0.33)	(0.23)	(0.56)	9.00	7.80[8]	0.47[9]	0.11[9]	2.98[7,9]	76	8
08-31-2025	8.56	0.29[7]	0.35	0.64	(0.29)	(0.02)	(0.31)	8.89	7.77	0.46	0.11	3.41[7]	250	21
08-31-2024	7.81	0.26[7]	0.77	1.03	(0.28)	—[10]	(0.28)	8.56	13.48	0.46	0.12	3.33[7]	286	19
08-31-2023	8.53	0.22[7]	0.13	0.35	(0.24)	(0.83)	(1.07)	7.81	4.97	0.46	0.12	2.77[7]	921	19
08-31-2022	10.92	0.29[7]	(1.53)	(1.24)	(0.25)	(0.90)	(1.15)	8.53	(12.78)	0.42	0.12	2.98[7]	344	38
08-31-2021	10.08	0.21[7]	1.39	1.60	(0.20)	(0.56)	(0.76)	10.92	16.57	0.39	0.12	2.04[7]	446	29
Class R2
02-28-2026[6]	8.80	0.17[7]	0.48	0.65	(0.30)	(0.23)	(0.53)	8.92	7.59[8]	0.84[9]	0.49[9]	2.99[7,9]	2,711	8
08-31-2025	8.48	0.25[7]	0.35	0.60	(0.26)	(0.02)	(0.28)	8.80	7.43	0.86	0.51	2.96[7]	2,787	21
08-31-2024	7.74	0.24[7]	0.75	0.99	(0.25)	—[10]	(0.25)	8.48	12.92	0.83	0.49	2.97[7]	5,136	19
08-31-2023	8.46	0.20[7]	0.12	0.32	(0.21)	(0.83)	(1.04)	7.74	4.54	0.85	0.51	2.60[7]	4,220	19
08-31-2022	10.84	0.21[7]	(1.48)	(1.27)	(0.21)	(0.90)	(1.11)	8.46	(13.13)	0.81	0.50	2.22[7]	5,397	38
08-31-2021	10.01	0.19[7]	1.37	1.56	(0.17)	(0.56)	(0.73)	10.84	16.20	0.73	0.45	1.86[7]	6,093	29
Class R4
02-28-2026[6]	8.81	0.18[7]	0.47	0.65	(0.32)	(0.23)	(0.55)	8.91	7.73[8]	0.71[9]	0.26[9]	3.22[7,9]	45	8
08-31-2025	8.48	0.26[7]	0.37	0.63	(0.28)	(0.02)	(0.30)	8.81	7.57	0.70	0.25	3.10[7]	41	21
08-31-2024	7.75	0.29[7]	0.71	1.00	(0.27)	—[10]	(0.27)	8.48	13.18	0.70	0.26	3.68[7]	73	19
08-31-2023	8.46	0.22[7]	0.13	0.35	(0.23)	(0.83)	(1.06)	7.75	4.97	0.70	0.26	2.81[7]	342	19
08-31-2022	10.85	0.28[7]	(1.53)	(1.25)	(0.24)	(0.90)	(1.14)	8.46	(12.99)	0.66	0.26	2.80[7]	263	38
08-31-2021	10.01	0.21[7]	1.38	1.59	(0.19)	(0.56)	(0.75)	10.85	16.55	0.63	0.25	2.04[7]	599	29
Class R5
02-28-2026[6]	8.86	0.19[7]	0.48	0.67	(0.34)	(0.23)	(0.57)	8.96	7.77[8]	0.41[9]	0.05[9]	3.46[7,9]	2,890	8
08-31-2025	8.53	0.34[7]	0.30	0.64	(0.29)	(0.02)	(0.31)	8.86	7.86	0.40	0.05	3.95[7]	2,930	21
08-31-2024	7.79	0.28[7]	0.75	1.03	(0.29)	—[10]	(0.29)	8.53	13.45	0.40	0.06	3.52[7]	7,088	19
08-31-2023	8.51	0.24[7]	0.12	0.36	(0.25)	(0.83)	(1.08)	7.79	5.06	0.39	0.05	3.02[7]	7,670	19
08-31-2022	10.90	0.26[7]	(1.49)	(1.23)	(0.26)	(0.90)	(1.16)	8.51	(12.75)	0.36	0.06	2.71[7]	7,380	38
08-31-2021	10.06	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.90	16.68	0.33	0.06	2.23[7]	8,917	29
Class R6
02-28-2026[6]	8.83	0.19[7]	0.48	0.67	(0.34)	(0.23)	(0.57)	8.93	7.85[8]	0.36[9]	0.01[9]	3.49[7,9]	14,567	8
08-31-2025	8.51	0.29[7]	0.35	0.64	(0.30)	(0.02)	(0.32)	8.83	7.82	0.35	0.01	3.43[7]	21,544	21
08-31-2024	7.77	0.28[7]	0.75	1.03	(0.29)	—[10]	(0.29)	8.51	13.55	0.35	0.01	3.54[7]	23,423	19
08-31-2023	8.49	0.24[7]	0.12	0.36	(0.25)	(0.83)	(1.08)	7.77	5.13	0.35	0.01	3.09[7]	31,413	19
08-31-2022	10.88	0.26[7]	(1.49)	(1.23)	(0.26)	(0.90)	(1.16)	8.49	(12.73)	0.31	0.01	2.73[7]	29,900	38
08-31-2021	10.04	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.88	16.77	0.29	0.01	2.24[7]	33,944	29
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	56

Financial highlights continued
Multimanager 2020 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2026[6]	8.85	0.18[7]	0.50	0.68	(0.34)	(0.23)	(0.57)	8.96	7.90[8]	0.41[9]	0.05[9]	3.38[7,9]	179,811	8
08-31-2025	8.53	0.29[7]	0.34	0.63	(0.29)	(0.02)	(0.31)	8.85	7.75	0.40	0.05	3.40[7]	191,978	21
08-31-2024	7.79	0.28[7]	0.75	1.03	(0.29)	—[10]	(0.29)	8.53	13.47	0.39	0.05	3.48[7]	245,159	19
08-31-2023	8.50	0.24[7]	0.13	0.37	(0.25)	(0.83)	(1.08)	7.79	5.20	0.39	0.05	3.06[7]	283,344	19
08-31-2022	10.90	0.26[7]	(1.50)	(1.24)	(0.26)	(0.90)	(1.16)	8.50	(12.84)	0.35	0.05	2.69[7]	330,749	38
08-31-2021	10.06	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.90	16.69	0.33	0.05	2.19[7]	471,564	29

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005, less than $0.005 and $0.01 per share and 0.01% (annualized), 0.03%, 0.03%, 0.02%, 0.04% and 0.07%, for the periods ended 2-28-26, 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
57	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2026[6]	8.12	0.16[7]	0.39	0.55	(0.28)	(0.24)	(0.52)	8.15	7.03[8]	0.84[9]	0.41[9]	3.26[7,9]	74,939	13
08-31-2025	7.85	0.25[7]	0.29	0.54	(0.26)	(0.01)	(0.27)	8.12	7.15	0.84	0.41	3.25[7]	74,535	22
08-31-2024	7.24	0.25[7]	0.61	0.86	(0.25)	—[10]	(0.25)	7.85	12.15	0.85	0.42	3.34[7]	77,344	19
08-31-2023	7.84	0.21[7]	0.09	0.30	(0.22)	(0.68)	(0.90)	7.24	4.55	0.83	0.42	2.93[7]	77,802	17
08-31-2022	9.73	0.22[7]	(1.27)	(1.05)	(0.22)	(0.62)	(0.84)	7.84	(11.87)	0.78	0.42	2.56[7]	85,355	36
08-31-2021	9.15	0.19[7]	1.08	1.27	(0.18)	(0.51)	(0.69)	9.73	14.43	0.75	0.42	2.00[7]	109,061	27
Class I
02-28-2026[6]	8.12	0.17[7]	0.39	0.56	(0.31)	(0.24)	(0.55)	8.13	7.08[8]	0.54[9]	0.11[9]	3.56[7,9]	123	13
08-31-2025	7.85	0.28[7]	0.28	0.56	(0.28)	(0.01)	(0.29)	8.12	7.47	0.54	0.11	3.60[7]	115	22
08-31-2024	7.24	0.26[7]	0.62	0.88	(0.27)	—[10]	(0.27)	7.85	12.47	0.55	0.12	3.50[7]	149	19
08-31-2023	7.84	0.23[7]	0.10	0.33	(0.25)	(0.68)	(0.93)	7.24	4.92	0.53	0.11	3.13[7]	703	17
08-31-2022	9.74	0.24[7]	(1.29)	(1.05)	(0.24)	(0.61)	(0.85)	7.84	(11.69)	0.48	0.12	2.81[7]	1,399	36
08-31-2021	9.16	0.22[7]	1.07	1.29	(0.20)	(0.51)	(0.71)	9.74	14.73	0.45	0.12	2.31[7]	863	27
Class R2
02-28-2026[6]	8.05	0.15[7]	0.40	0.55	(0.28)	(0.24)	(0.52)	8.08	6.99[8]	0.93[9]	0.50[9]	3.14[7,9]	561	13
08-31-2025	7.79	0.24[7]	0.28	0.52	(0.25)	(0.01)	(0.26)	8.05	6.98	0.93	0.50	3.15[7]	530	22
08-31-2024	7.18	0.24[7]	0.62	0.86	(0.25)	—[10]	(0.25)	7.79	12.16	0.94	0.51	3.28[7]	469	19
08-31-2023	7.78	0.21[7]	0.08	0.29	(0.21)	(0.68)	(0.89)	7.18	4.47	0.92	0.51	2.88[7]	493	17
08-31-2022	9.67	0.20[7]	(1.26)	(1.06)	(0.21)	(0.62)	(0.83)	7.78	(12.03)	0.87	0.51	2.19[7]	621	36
08-31-2021	9.09	0.19[7]	1.07	1.26	(0.17)	(0.51)	(0.68)	9.67	14.45	0.80	0.46	2.00[7]	2,331	27
Class R4
02-28-2026[6]	8.14	0.17[7]	0.39	0.56	(0.31)	(0.24)	(0.55)	8.15	7.05[8]	0.69[9]	0.16[9]	3.57[7,9]	20	13
08-31-2025	7.87	0.28[7]	0.28	0.56	(0.28)	(0.01)	(0.29)	8.14	7.45	0.69	0.16	3.52[7]	20	22
08-31-2024	7.25	0.27[7]	0.62	0.89	(0.27)	—[10]	(0.27)	7.87	12.58	0.69	0.15	3.61[7]	19	19
08-31-2023	7.85	0.24[7]	0.08	0.32	(0.24)	(0.68)	(0.92)	7.25	4.79	0.67	0.16	3.23[7]	18	17
08-31-2022	9.75	0.25[7]	(1.28)	(1.03)	(0.25)	(0.62)	(0.87)	7.85	(11.65)	0.63	0.16	2.85[7]	8	36
08-31-2021	9.12	0.21[7]	1.12	1.33	(0.19)	(0.51)	(0.70)	9.75	15.27	0.67	0.23	2.21[7]	10	27
Class R5
02-28-2026[6]	8.11	0.18[7]	0.38	0.56	(0.31)	(0.24)	(0.55)	8.12	7.29[8]	0.49[9]	0.06[9]	3.63[7,9]	46	13
08-31-2025	7.84	0.34[7]	0.23	0.57	(0.29)	(0.01)	(0.30)	8.11	7.41	0.48	0.05	4.34[7]	56	22
08-31-2024	7.23	0.27[7]	0.62	0.89	(0.28)	—[10]	(0.28)	7.84	12.55	0.49	0.06	3.64[7]	530	19
08-31-2023	7.83	0.24[7]	0.09	0.33	(0.25)	(0.68)	(0.93)	7.23	4.98	0.47	0.06	3.27[7]	487	17
08-31-2022	9.73	0.24[7]	(1.27)	(1.03)	(0.25)	(0.62)	(0.87)	7.83	(11.66)	0.42	0.06	2.82[7]	516	36
08-31-2021	9.15	0.22[7]	1.08	1.30	(0.21)	(0.51)	(0.72)	9.73	14.80	0.40	0.06	2.29[7]	262	27
Class R6
02-28-2026[6]	8.13	0.18[7]	0.39	0.57	(0.32)	(0.24)	(0.56)	8.14	7.19[8]	0.44[9]	0.01[9]	3.63[7,9]	8,525	13
08-31-2025	7.86	0.28[7]	0.29	0.57	(0.29)	(0.01)	(0.30)	8.13	7.58	0.44	0.01	3.66[7]	10,188	22
08-31-2024	7.24	0.28[7]	0.62	0.90	(0.28)	—[10]	(0.28)	7.86	12.73	0.44	0.01	3.80[7]	7,816	19
08-31-2023	7.85	0.24[7]	0.08	0.32	(0.25)	(0.68)	(0.93)	7.24	4.89	0.42	0.01	3.35[7]	10,008	17
08-31-2022	9.74	0.26[7]	(1.28)	(1.02)	(0.25)	(0.62)	(0.87)	7.85	(11.49)	0.37	0.01	2.98[7]	9,685	36
08-31-2021	9.16	0.23[7]	1.07	1.30	(0.21)	(0.51)	(0.72)	9.74	14.86	0.35	0.01	2.43[7]	12,107	27
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	58

Financial highlights continued
Multimanager 2015 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2026[6]	8.12	0.18[7]	0.38	0.56	(0.31)	(0.24)	(0.55)	8.13	7.15[8]	0.48[9]	0.05[9]	3.68[7,9]	72,325	13
08-31-2025	7.85	0.28[7]	0.29	0.57	(0.29)	(0.01)	(0.30)	8.12	7.55	0.48	0.05	3.61[7]	69,404	22
08-31-2024	7.24	0.27[7]	0.62	0.89	(0.28)	—[10]	(0.28)	7.85	12.55	0.48	0.05	3.72[7]	76,553	19
08-31-2023	7.84	0.24[7]	0.09	0.33	(0.25)	(0.68)	(0.93)	7.24	4.98	0.47	0.05	3.30[7]	85,981	17
08-31-2022	9.73	0.26[7]	(1.29)	(1.03)	(0.25)	(0.61)	(0.86)	7.84	(11.53)	0.42	0.05	2.94[7]	99,848	36
08-31-2021	9.16	0.22[7]	1.07	1.29	(0.21)	(0.51)	(0.72)	9.73	14.69	0.39	0.05	2.39[7]	138,822	27

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005, less than $0.005 and $0.01 per share and 0.01% (annualized), 0.02%, 0.03%, 0.02%, 0.04% and 0.07%, for the periods ended 2-28-26, 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
59	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2026[6]	8.10	0.17[7]	0.35	0.52	(0.33)	(0.13)	(0.46)	8.16	6.56[8]	0.90[9]	0.41[9]	3.51[7,9]	37,972	9
08-31-2025	7.89	0.28[7]	0.23	0.51	(0.29)	(0.01)	(0.30)	8.10	6.70	0.89	0.41	3.54[7]	37,541	23
08-31-2024	7.36	0.27[7]	0.54	0.81	(0.28)	—[10]	(0.28)	7.89	11.21	0.90	0.42	3.59[7]	39,158	24
08-31-2023	7.78	0.23[7]	0.07	0.30	(0.24)	(0.48)	(0.72)	7.36	4.37	0.88	0.42	3.18[7]	39,826	25
08-31-2022	9.41	0.24[7]	(1.16)	(0.92)	(0.22)	(0.49)	(0.71)	7.78	(10.62)	0.83	0.42	2.79[7]	42,560	39
08-31-2021	8.93	0.20[7]	0.89	1.09	(0.19)	(0.42)	(0.61)	9.41	12.62	0.80	0.42	2.16[7]	52,276	34
Class I
02-28-2026[6]	8.10	0.18[7]	0.35	0.53	(0.35)	(0.13)	(0.48)	8.15	6.74[8]	0.60[9]	0.11[9]	3.86[7,9]	43	9
08-31-2025	7.90	0.30[7]	0.22	0.52	(0.31)	(0.01)	(0.32)	8.10	6.89	0.59	0.11	3.84[7]	42	23
08-31-2024	7.35	0.30[7]	0.55	0.85	(0.30)	—[10]	(0.30)	7.90	11.82	0.61	0.12	3.96[7]	40	24
08-31-2023	7.79	0.26[7]	0.04	0.30	(0.26)	(0.48)	(0.74)	7.35	4.45	0.57	0.11	3.49[7]	279	25
08-31-2022	9.41	0.26[7]	(1.14)	(0.88)	(0.25)	(0.49)	(0.74)	7.79	(10.24)	0.53	0.12	3.06[7]	515	39
08-31-2021	8.93	0.22[7]	0.89	1.11	(0.21)	(0.42)	(0.63)	9.41	12.93	0.50	0.12	2.46[7]	452	34
Class R2
02-28-2026[6]	8.09	0.16[7]	0.34	0.50	(0.32)	(0.13)	(0.45)	8.14	6.36[8]	0.99[9]	0.50[9]	3.38[7,9]	105	9
08-31-2025	7.88	0.29[7]	0.21	0.50	(0.28)	(0.01)	(0.29)	8.09	6.61	0.98	0.50	3.72[7]	101	23
08-31-2024	7.34	0.24[7]	0.57	0.81	(0.27)	—[10]	(0.27)	7.88	11.28	0.97	0.49	3.22[7]	488	24
08-31-2023	7.77	0.23[7]	0.05	0.28	(0.23)	(0.48)	(0.71)	7.34	4.13	0.96	0.50	3.15[7]	132	25
08-31-2022	9.39	0.23[7]	(1.15)	(0.92)	(0.21)	(0.49)	(0.70)	7.77	(10.59)	0.91	0.50	2.71[7]	553	39
08-31-2021	8.91	0.19[7]	0.89	1.08	(0.18)	(0.42)	(0.60)	9.39	12.60	0.84	0.45	2.13[7]	568	34
Class R6
02-28-2026[6]	8.12	0.18[7]	0.35	0.53	(0.36)	(0.13)	(0.49)	8.16	6.72[8]	0.49[9]	0.01[9]	3.91[7,9]	4,276	9
08-31-2025	7.91	0.31[7]	0.23	0.54	(0.32)	(0.01)	(0.33)	8.12	7.12	0.48	0.01	3.95[7]	8,666	23
08-31-2024	7.37	0.30[7]	0.55	0.85	(0.31)	—[10]	(0.31)	7.91	11.77	0.49	0.01	4.04[7]	8,675	24
08-31-2023	7.80	0.26[7]	0.06	0.32	(0.27)	(0.48)	(0.75)	7.37	4.69	0.47	0.01	3.57[7]	10,420	25
08-31-2022	9.43	0.28[7]	(1.16)	(0.88)	(0.26)	(0.49)	(0.75)	7.80	(10.22)	0.42	0.01	3.21[7]	10,168	39
08-31-2021	8.94	0.23[7]	0.90	1.13	(0.22)	(0.42)	(0.64)	9.43	13.17	0.40	0.01	2.57[7]	10,913	34
Class 1
02-28-2026[6]	8.11	0.18[7]	0.35	0.53	(0.36)	(0.13)	(0.49)	8.15	6.67[8]	0.54[9]	0.05[9]	3.86[7,9]	57,555	9
08-31-2025	7.91	0.31[7]	0.21	0.52	(0.31)	(0.01)	(0.32)	8.11	7.08	0.53	0.05	3.90[7]	63,423	23
08-31-2024	7.36	0.30[7]	0.55	0.85	(0.30)	—[10]	(0.30)	7.91	11.74	0.54	0.05	3.96[7]	73,487	24
08-31-2023	7.79	0.26[7]	0.06	0.32	(0.27)	(0.48)	(0.75)	7.36	4.64	0.51	0.05	3.55[7]	78,429	25
08-31-2022	9.42	0.27[7]	(1.16)	(0.89)	(0.25)	(0.49)	(0.74)	7.79	(10.27)	0.46	0.05	3.17[7]	87,991	39
08-31-2021	8.94	0.23[7]	0.89	1.12	(0.22)	(0.42)	(0.64)	9.42	13.00	0.44	0.05	2.55[7]	113,965	34

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005, less than $0.005 and $0.01 per share and 0.02% (annualized), 0.03%, 0.03%, 0.03%, 0.05%, 0.08% and 0.09%, for the periods ended 2-28-26, 8-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	60

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirteen of which are presented in this report (collectively, Multimanager Lifetime Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation.Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through the portfolio’s target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
61	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2070 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,563,927	$3,563,927	—	—
Unaffiliated investment companies	232,002	232,002	—	—
U.S. Government and Agency obligations	21,254	—	$21,254	—
Short-term investments	104,315	104,315	—	—
Total investments in securities	$3,921,498	$3,900,244	$21,254	—

Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$138,653,408	$138,653,408	—	—
Unaffiliated investment companies	9,055,883	9,055,883	—	—
Common stocks	1,517	377	$362	$778
U.S. Government and Agency obligations	874,545	—	874,545	—
Warrants	78	62	16	—
Rights	—	—	—	—
Short-term investments	317	317	—	—
Total investments in securities	$148,585,748	$147,710,047	$874,923	$778

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$306,077,049	$306,077,049	—	—
Unaffiliated investment companies	19,982,723	19,982,723	—	—
Common stocks	9,219	971	$914	$7,334
U.S. Government and Agency obligations	2,142,316	—	2,142,316	—
Warrants	202	159	43	—
Rights	—	—	—	—
Short-term investments	3,294	3,294	—	—
Total investments in securities	$328,214,803	$326,064,196	$2,143,273	$7,334

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$415,054,845	$415,054,845	—	—
Unaffiliated investment companies	27,103,645	27,103,645	—	—
Common stocks	16,600	1,320	$1,288	$13,992
U.S. Government and Agency obligations	2,859,891	—	2,859,891	—
Warrants	276	217	59	—
Rights	—	—	—	—
Short-term investments	3,045	3,045	—	—
Total investments in securities	$445,038,302	$442,163,072	$2,861,238	$13,992

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	62

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2050 Lifetime Portfolio (continued)
Affiliated investment companies	$584,502,651	$584,502,651	—	—
Unaffiliated investment companies	38,071,750	38,071,750	—	—
Common stocks	28,680	1,942	$1,878	$24,860
U.S. Government and Agency obligations	4,067,717	—	4,067,717	—
Warrants	406	319	87	—
Rights	—	—	—	—
Short-term investments	4,689	4,689	—	—
Total investments in securities	$626,675,893	$622,581,351	$4,069,682	$24,860

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$881,204,353	$881,204,353	—	—
Unaffiliated investment companies	53,324,980	53,324,980	—	—
Common stocks	47,954	2,828	$2,736	$42,390
U.S. Government and Agency obligations	8,108,977	—	8,108,977	—
Warrants	590	464	126	—
Rights	—	—	—	—
Short-term investments	7,243	7,243	—	—
Total investments in securities	$942,694,097	$934,539,868	$8,111,839	$42,390

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$898,814,063	$898,814,063	—	—
Unaffiliated investment companies	51,238,870	51,238,870	—	—
Common stocks	50,419	2,951	$2,835	$44,633
U.S. Government and Agency obligations	10,542,387	—	10,542,387	—
Warrants	616	484	132	—
Rights	—	—	—	—
Short-term investments	8,358	8,358	—	—
Total investments in securities	$960,654,713	$950,064,726	$10,545,354	$44,633

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,033,000,516	$1,033,000,516	—	—
Unaffiliated investment companies	54,292,099	54,292,099	—	—
Common stocks	53,098	3,045	$2,942	$47,111
U.S. Government and Agency obligations	20,858,952	—	20,858,952	—
Warrants	636	500	136	—
Rights	—	—	—	—
Short-term investments	9,300	9,300	—	—
Total investments in securities	$1,108,214,601	$1,087,305,460	$20,862,030	$47,111

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
63	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2030 Lifetime Portfolio (continued)
Affiliated investment companies	$978,795,293	$978,795,293	—	—
Unaffiliated investment companies	39,843,764	39,843,764	—	—
Common stocks	55,491	2,875	$2,784	$49,832
U.S. Government and Agency obligations	37,319,658	—	37,319,658	—
Warrants	601	472	129	—
Rights	—	—	—	—
Short-term investments	9,608	9,608	—	—
Total investments in securities	$1,056,024,415	$1,018,652,012	$37,322,571	$49,832

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$608,161,886	$608,161,886	—	—
Unaffiliated investment companies	21,519,929	21,519,929	—	—
Common stocks	39,299	1,565	$1,499	$36,235
U.S. Government and Agency obligations	33,522,466	—	33,522,466	—
Warrants	326	256	70	—
Rights	—	—	—	—
Short-term investments	7,341	7,341	—	—
Total investments in securities	$663,251,247	$629,690,977	$33,524,035	$36,235

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$311,747,067	$311,747,067	—	—
Unaffiliated investment companies	11,079,044	11,079,044	—	—
Common stocks	17,644	613	$589	$16,442
U.S. Government and Agency obligations	21,962,267	—	21,962,267	—
Warrants	128	100	28	—
Rights	—	—	—	—
Short-term investments	4,247	4,247	—	—
Total investments in securities	$344,810,397	$322,831,071	$21,962,884	$16,442

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$140,058,511	$140,058,511	—	—
Unaffiliated investment companies	4,271,758	4,271,758	—	—
Common stocks	5,289	170	$161	$4,958
U.S. Government and Agency obligations	12,106,719	—	12,106,719	—
Warrants	34	27	7	—
Rights	—	—	—	—
Short-term investments	2,761	2,761	—	—
Total investments in securities	$156,445,072	$144,333,227	$12,106,887	$4,958

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	64

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2010 Lifetime Portfolio (continued)
Affiliated investment companies	$87,702,481	$87,702,481	—	—
Unaffiliated investment companies	2,866,807	2,866,807	—	—
Common stocks	2,919	123	$115	$2,681
U.S. Government and Agency obligations	9,316,186	—	9,316,186	—
Warrants	25	20	5	—
Rights	—	—	—	—
Short-term investments	1,658	1,658	—	—
Total investments in securities	$99,890,076	$90,571,089	$9,316,306	$2,681
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2026, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended February 28, 2026 were as follows:
Portfolio	Commitment fee
Multimanager 2070 Lifetime Portfolio	$1
Multimanager 2065 Lifetime Portfolio	319
Multimanager 2060 Lifetime Portfolio	812
Multimanager 2055 Lifetime Portfolio	1,092
Multimanager 2050 Lifetime Portfolio	1,565
Multimanager 2045 Lifetime Portfolio	2,294
Multimanager 2040 Lifetime Portfolio	2,327
Multimanager 2035 Lifetime Portfolio	2,671
Multimanager 2030 Lifetime Portfolio	2,643
65	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Portfolio	Commitment fee
Multimanager 2025 Lifetime Portfolio	$1,755
Multimanager 2020 Lifetime Portfolio	899
Multimanager 2015 Lifetime Portfolio	381
Multimanager 2010 Lifetime Portfolio	269
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.The Multimanager 2070 Lifetime Portfolio incurred offering costs of $96,939 which are amortized over the portfolio’s first year of operations. During the period ended February 28, 2026, $47,185 of offering costs were expensed and are included in Offering costs within the Statements of Operations. At February 28, 2026, $15,759 of unamortized offering costs are included in Other assets within the Statements of assets and liabilities.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2026, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2070 Lifetime Portfolio	$3,795,425	$170,700	$(44,627)	$126,073
Multimanager 2065 Lifetime Portfolio	125,026,550	23,792,027	(232,829)	23,559,198
Multimanager 2060 Lifetime Portfolio	267,794,385	61,138,789	(718,371)	60,420,418
Multimanager 2055 Lifetime Portfolio	361,688,380	84,275,585	(925,663)	83,349,922
Multimanager 2050 Lifetime Portfolio	503,782,496	124,381,219	(1,487,822)	122,893,397
Multimanager 2045 Lifetime Portfolio	740,186,384	203,918,174	(1,410,461)	202,507,713
Multimanager 2040 Lifetime Portfolio	771,029,869	191,360,070	(1,735,226)	189,624,844
Multimanager 2035 Lifetime Portfolio	918,812,469	192,497,180	(3,095,048)	189,402,132
Multimanager 2030 Lifetime Portfolio	905,173,752	154,948,400	(4,097,737)	150,850,663
Multimanager 2025 Lifetime Portfolio	600,874,665	64,066,670	(1,690,088)	62,376,582
Multimanager 2020 Lifetime Portfolio	320,661,421	27,386,976	(3,238,000)	24,148,976
Multimanager 2015 Lifetime Portfolio	148,665,228	9,688,117	(1,908,273)	7,779,844
Multimanager 2010 Lifetime Portfolio	97,475,536	2,856,995	(442,455)	2,414,540
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolios’ distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	66

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2026, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2070 Lifetime Portfolio	0.58%
Multimanager 2065 Lifetime Portfolio	0.58%
Multimanager 2060 Lifetime Portfolio	0.58%
Multimanager 2055 Lifetime Portfolio	0.58%
Multimanager 2050 Lifetime Portfolio	0.58%
Multimanager 2045 Lifetime Portfolio	0.58%
Multimanager 2040 Lifetime Portfolio	0.58%
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2035 Lifetime Portfolio	0.58%
Multimanager 2030 Lifetime Portfolio	0.57%
Multimanager 2025 Lifetime Portfolio	0.56%
Multimanager 2020 Lifetime Portfolio	0.54%
Multimanager 2015 Lifetime Portfolio	0.52%
Multimanager 2010 Lifetime Portfolio	0.50%

Prior to January 1, 2026, the Advisor had contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceeded the amount indicated below of the respective portfolio’s average net assets.
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2055 Lifetime Portfolio	0.59%
Multimanager 2050 Lifetime Portfolio	0.60%
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2035 Lifetime Portfolio	0.59%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
67	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

For the six months ended February 28, 2026, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Total
Multimanager 2070 Lifetime Portfolio	$4,909	—	—	—	—	$4,246	$95,438	$104,593
Multimanager 2065 Lifetime Portfolio	4,873	$154	$15	$162	$1,758	22,603	240,683	270,248
Multimanager 2060 Lifetime Portfolio	23,193	216	750	33	3,983	73,998	413,578	515,751
Multimanager 2055 Lifetime Portfolio	59,832	112	1,236	91	6,056	84,236	506,838	658,401
Multimanager 2050 Lifetime Portfolio	135,306	245	4,628	43	5,449	108,713	639,700	894,084
Multimanager 2045 Lifetime Portfolio	249,798	1,086	9,421	700	7,760	114,042	954,734	1,337,541
Multimanager 2040 Lifetime Portfolio	277,934	1,507	8,112	383	5,328	100,040	945,193	1,338,497
Multimanager 2035 Lifetime Portfolio	317,342	158	14,622	290	5,051	141,162	1,106,026	1,584,651
Multimanager 2030 Lifetime Portfolio	337,139	2,090	12,986	439	7,539	125,985	1,054,414	1,540,592
Multimanager 2025 Lifetime Portfolio	285,027	4,278	8,929	1,033	12,726	91,588	687,890	1,091,471
Multimanager 2020 Lifetime Portfolio	253,376	245	4,987	76	5,263	37,366	324,651	625,964
Multimanager 2015 Lifetime Portfolio	159,920	255	1,170	42	100	21,129	152,936	335,552
Multimanager 2010 Lifetime Portfolio	90,912	103	253	—	—	19,473	143,795	254,536
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager 2070 Lifetime Portfolio	0.00%
Multimanager 2065 Lifetime Portfolio	0.00%
Multimanager 2060 Lifetime Portfolio	0.00%
Multimanager 2055 Lifetime Portfolio	0.00%
Multimanager 2050 Lifetime Portfolio	0.00%
Multimanager 2045 Lifetime Portfolio	0.00%
Multimanager 2040 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multimanager 2035 Lifetime Portfolio	0.00%
Multimanager 2030 Lifetime Portfolio	0.00%
Multimanager 2025 Lifetime Portfolio	0.00%
Multimanager 2020 Lifetime Portfolio	0.00%
Multimanager 2015 Lifetime Portfolio	0.00%
Multimanager 2010 Lifetime Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of each portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2026, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2026:
Portfolio	Class R4
Multimanager 2065 Lifetime Portfolio	$43
Multimanager 2060 Lifetime Portfolio	11
Multimanager 2055 Lifetime Portfolio	32
Multimanager 2050 Lifetime Portfolio	16
Portfolio	Class R4
Multimanager 2045 Lifetime Portfolio	$250
Multimanager 2040 Lifetime Portfolio	138
Multimanager 2035 Lifetime Portfolio	101
Multimanager 2030 Lifetime Portfolio	152

| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	68

Portfolio	Class R4
Multimanager 2025 Lifetime Portfolio	$326
Multimanager 2020 Lifetime Portfolio	21
Portfolio	Class R4
Multimanager 2015 Lifetime Portfolio	$10
Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2026:
Portfolio	Total net sales charges	Retained for printing prospectus, advertising and sales literature	Sales commission to unrelated broker-dealers
Multimanager 2065 Lifetime Portfolio	$2,394	$400	$1,994
Multimanager 2060 Lifetime Portfolio	4,368	710	3,658
Multimanager 2055 Lifetime Portfolio	2,713	443	2,270
Multimanager 2050 Lifetime Portfolio	3,891	667	3,224
Multimanager 2045 Lifetime Portfolio	4,803	781	4,022
Multimanager 2040 Lifetime Portfolio	7,702	1,296	6,406
Multimanager 2035 Lifetime Portfolio	8,716	1,545	7,171
Multimanager 2030 Lifetime Portfolio	10,898	1,846	9,052
Multimanager 2025 Lifetime Portfolio	2,411	387	2,024
Multimanager 2020 Lifetime Portfolio	801	127	674
Multimanager 2015 Lifetime Portfolio	649	102	547
Multimanager 2010 Lifetime Portfolio	56	9	47
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Multimanager 2055 Lifetime Portfolio	$26
Multimanager 2050 Lifetime Portfolio	125
Multimanager 2025 Lifetime Portfolio	52
Multimanager 2020 Lifetime Portfolio	19
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2070 Lifetime Portfolio	Class A	$107	$39
	Class R6	—	1
	Class 1	430	—
	Total	$537	$40
Multimanager 2065 Lifetime Portfolio	Class A	$3,863	$1,401
	Class I	—	45
	Class R2	19	—
	Class R4	112	3
	Class R5	228	24
	Class R6	—	312
	Class 1	31,814	—
	Total	$36,036	$1,785
69	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2060 Lifetime Portfolio	Class A	$23,129	$8,391
	Class I	—	78
	Class R2	1,246	13
	Class R4	38	1
	Class R5	658	68
	Class R6	—	1,268
	Class 1	68,741	—
	Total	$93,812	$9,819
Multimanager 2055 Lifetime Portfolio	Class A	$62,561	$22,692
	Class I	—	42
	Class R2	2,141	22
	Class R4	83	2
	Class R5	1,052	109
	Class R6	—	1,518
	Class 1	88,362	—
	Total	$154,199	$24,385
Multimanager 2050 Lifetime Portfolio	Class A	$148,432	$53,839
	Class I	—	98
	Class R2	8,418	88
	Class R4	56	1
	Class R5	996	103
	Class R6	—	2,064
	Class 1	117,002	—
	Total	$274,904	$56,193
Multimanager 2045 Lifetime Portfolio	Class A	$267,772	$97,122
	Class I	—	422
	Class R2	16,768	174
	Class R4	872	13
	Class R5	1,383	144
	Class R6	—	2,109
	Class 1	170,632	—
	Total	$457,427	$99,984
Multimanager 2040 Lifetime Portfolio	Class A	$300,628	$109,043
	Class I	—	591
	Class R2	14,330	151
	Class R4	475	7
	Class R5	961	99
	Class R6	—	1,869
	Class 1	170,443	—
	Total	$486,837	$111,760
Multimanager 2035 Lifetime Portfolio	Class A	$333,226	$120,864
	Class I	—	58
	Class R2	25,468	265
	Class R4	359	5
	Class R5	874	91
	Class R6	—	2,565
	Class 1	193,612	—
	Total	$553,539	$123,848
Multimanager 2030 Lifetime Portfolio	Class A	$350,757	$127,214
	Class I	—	789
	Class R2	22,406	233
	Class R4	532	8
	Class R5	1,301	135
	Class R6	—	2,268
	Class 1	182,907	—
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	70

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Total	$557,903	$130,647
Multimanager 2025 Lifetime Portfolio	Class A	$269,851	$97,871
	Class I	—	1,471
	Class R2	14,097	145
	Class R4	1,136	17
	Class R5	2,033	208
	Class R6	—	1,497
	Class 1	108,620	—
	Total	$395,737	$101,209
Multimanager 2020 Lifetime Portfolio	Class A	$213,005	$77,247
	Class I	—	75
	Class R2	6,746	72
	Class R4	74	1
	Class R5	716	77
	Class R6	—	543
	Class 1	45,533	—
	Total	$266,074	$78,015
Multimanager 2015 Lifetime Portfolio	Class A	$110,784	$40,179
	Class I	—	64
	Class R2	1,336	14
	Class R4	25	—
	Class R5	12	1
	Class R6	—	253
	Class 1	17,631	—
	Total	$129,788	$40,511
Multimanager 2010 Lifetime Portfolio	Class A	$55,985	$20,306
	Class I	—	22
	Class R2	259	3
	Class R6	—	208
	Class 1	14,786	—
	Total	$71,030	$20,539
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
Multimanager 2070 Lifetime Portfolio	Six Months Ended 2-28-26		Period ended 8-31-25[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,114	$37,560	5,008	$50,091
Distributions reinvested	13	154	—	—
Repurchased	(1,980)	(24,282)	—	—
Net increase	1,147	$13,432	5,008	$50,091
Class R6 shares
Sold	—	—	5,000	$50,000
Net increase	—	—	5,000	$50,000
Class 1 shares
Sold	282,626	$3,431,588	48,026	$540,439
Distributions reinvested	2,548	30,679	—	—
Repurchased	(41,140)	(494,106)	—	(3)
Net increase	244,034	$2,968,161	48,026	$540,436
Total net increase	245,181	$2,981,593	58,034	$640,527

71	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

[1]	Period from 4-24-25 (commencement of operations) to 8-31-25.

Multimanager 2065 Lifetime Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	26,767	$404,386	102,096	$1,361,544
Distributions reinvested	8,412	123,997	3,801	49,603
Repurchased	(10,226)	(154,495)	(51,195)	(690,489)
Net increase	24,953	$373,888	54,702	$720,658
Class I shares
Sold	—	—	755	$10,001
Distributions reinvested	277	$4,076	237	3,086
Repurchased	—	—	(7,692)	(102,978)
Net increase (decrease)	277	$4,076	(6,700)	$(89,891)
Class R2 shares
Sold	73	$1,096	271	$3,633
Distributions reinvested	18	266	28	366
Repurchased	(703)	(10,658)	(5,008)	(70,135)
Net decrease	(612)	$(9,296)	(4,709)	$(66,136)
Class R4 shares
Sold	212	$3,243	406	$5,401
Distributions reinvested	38	555	10	132
Repurchased	(9)	(142)	(13)	(174)
Net increase	241	$3,656	403	$5,359
Class R5 shares
Sold	16,793	$252,817	37,035	$503,298
Distributions reinvested	3,247	47,919	1,392	18,178
Repurchased	(3,334)	(51,399)	(43,733)	(581,585)
Net increase (decrease)	16,706	$249,337	(5,306)	$(60,109)
Class R6 shares
Sold	153,399	$2,320,435	371,354	$5,026,669
Distributions reinvested	45,860	676,889	24,375	318,343
Repurchased	(713,762)	(10,829,648)	(104,463)	(1,403,834)
Net increase (decrease)	(514,503)	$(7,832,324)	291,266	$3,941,178
Class 1 shares
Sold	953,528	$14,457,954	2,389,153	$32,171,165
Distributions reinvested	443,576	6,542,742	255,459	3,333,743
Repurchased	(534,600)	(8,042,871)	(884,023)	(11,896,277)
Net increase	862,504	$12,957,825	1,760,589	$23,608,631
Total net increase	389,566	$5,747,162	2,090,245	$28,059,690

Multimanager 2060 Lifetime Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	113,403	$1,793,568	228,126	$3,166,642
Distributions reinvested	55,257	844,334	26,934	367,377
Repurchased	(144,911)	(2,299,498)	(221,476)	(3,094,893)
Net increase	23,749	$338,404	33,584	$439,126
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	72

Multimanager 2060 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	8,189	$129,796	2,133	$30,136
Distributions reinvested	582	8,926	68	927
Repurchased	(39)	(613)	(4,285)	(62,730)
Net increase (decrease)	8,732	$138,109	(2,084)	$(31,667)
Class R2 shares
Sold	2,001	$31,397	24,771	$351,887
Distributions reinvested	1,790	27,343	805	10,981
Repurchased	(980)	(15,402)	(81,866)	(1,140,696)
Net increase (decrease)	2,811	$43,338	(56,290)	$(777,828)
Class R4 shares
Distributions reinvested	78	$1,198	43	$595
Repurchased	(94)	(1,483)	(3,928)	(57,456)
Net decrease	(16)	$(285)	(3,885)	$(56,861)
Class R5 shares
Sold	15,949	$250,979	63,351	$896,109
Distributions reinvested	9,536	145,989	7,514	102,647
Repurchased	(32,316)	(513,628)	(157,032)	(2,173,439)
Net decrease	(6,831)	$(116,660)	(86,167)	$(1,174,683)
Class R6 shares
Sold	388,167	$6,143,817	1,177,464	$16,618,391
Distributions reinvested	211,272	3,238,804	94,503	1,292,796
Repurchased	(2,822,413)	(44,509,810)	(559,049)	(7,942,086)
Net increase (decrease)	(2,222,974)	$(35,127,189)	712,918	$9,969,101
Class 1 shares
Sold	835,459	$13,231,670	1,747,808	$24,492,216
Distributions reinvested	1,046,499	16,032,358	564,318	7,714,226
Repurchased	(1,352,487)	(21,308,415)	(2,422,779)	(34,126,023)
Net increase (decrease)	529,471	$7,955,613	(110,653)	$(1,919,581)
Total net increase (decrease)	(1,665,058)	$(26,768,670)	487,423	$6,447,607

Multimanager 2055 Lifetime Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	211,164	$2,911,085	461,536	$5,673,226
Distributions reinvested	188,515	2,518,555	83,290	999,478
Repurchased	(214,149)	(2,957,189)	(511,390)	(6,322,494)
Net increase	185,530	$2,472,451	33,436	$350,210
Class I shares
Sold	10,236	$143,965	21,918	$273,512
Distributions reinvested	414	5,546	112	1,348
Repurchased	(8,554)	(120,524)	(21,255)	(263,747)
Net increase	2,096	$28,987	775	$11,113
Class R2 shares
Sold	3,864	$53,008	20,961	$259,684
Distributions reinvested	3,775	50,397	2,012	24,127
Repurchased	(12,840)	(178,143)	(82,160)	(1,005,981)
Net decrease	(5,201)	$(74,738)	(59,187)	$(722,170)
73	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2055 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	87	$1,206	166	$2,050
Distributions reinvested	35	468	12	140
Repurchased	(11)	(153)	(5)	(69)
Net increase	111	$1,521	173	$2,121
Class R5 shares
Sold	20,409	$282,096	89,122	$1,109,930
Distributions reinvested	19,415	260,361	15,250	183,613
Repurchased	(49,703)	(691,621)	(244,132)	(2,931,033)
Net decrease	(9,879)	$(149,164)	(139,760)	$(1,637,490)
Class R6 shares
Sold	500,237	$6,959,346	1,451,943	$18,049,780
Distributions reinvested	309,260	4,144,084	138,462	1,665,704
Repurchased	(3,857,102)	(53,259,892)	(829,446)	(10,307,951)
Net increase (decrease)	(3,047,605)	$(42,156,462)	760,959	$9,407,533
Class 1 shares
Sold	1,401,704	$19,555,478	2,267,095	$27,914,566
Distributions reinvested	1,694,173	22,684,978	855,394	10,281,837
Repurchased	(2,270,057)	(31,305,201)	(4,442,937)	(54,641,100)
Net increase (decrease)	825,820	$10,935,255	(1,320,448)	$(16,444,697)
Total net decrease	(2,049,128)	$(28,942,150)	(724,052)	$(9,033,380)

Multimanager 2050 Lifetime Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	218,907	$3,102,526	733,793	$9,303,845
Distributions reinvested	476,634	6,539,412	197,428	2,448,106
Repurchased	(418,628)	(5,951,751)	(999,749)	(12,750,564)
Net increase (decrease)	276,913	$3,690,187	(68,528)	$(998,613)
Class I shares
Sold	509	$7,247	9,213	$116,895
Distributions reinvested	877	12,055	396	4,915
Repurchased	(3,120)	(44,651)	(8,677)	(107,193)
Net increase (decrease)	(1,734)	$(25,349)	932	$14,617
Class R2 shares
Sold	21,259	$299,446	38,538	$489,323
Distributions reinvested	15,332	210,201	7,635	94,600
Repurchased	(48,414)	(692,333)	(137,245)	(1,738,617)
Net decrease	(11,823)	$(182,686)	(91,072)	$(1,154,694)
Class R4 shares
Sold	192	$2,756	346	$4,409
Distributions reinvested	161	2,210	55	679
Repurchased	(5)	(78)	(11)	(145)
Net increase	348	$4,888	390	$4,943
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	74

Multimanager 2050 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	51,988	$733,102	67,491	$856,109
Distributions reinvested	19,836	272,946	14,468	179,841
Repurchased	(56,229)	(806,712)	(237,560)	(2,922,856)
Net increase (decrease)	15,595	$199,336	(155,601)	$(1,886,906)
Class R6 shares
Sold	499,446	$7,167,151	1,875,845	$24,021,498
Distributions reinvested	429,142	5,909,282	174,182	2,166,821
Repurchased	(4,684,339)	(66,668,634)	(1,011,611)	(13,013,253)
Net increase (decrease)	(3,755,751)	$(53,592,201)	1,038,416	$13,175,066
Class 1 shares
Sold	866,884	$12,403,180	3,036,023	$39,093,096
Distributions reinvested	2,355,541	32,365,138	1,108,705	13,759,027
Repurchased	(3,040,772)	(43,309,108)	(6,484,212)	(82,508,191)
Net increase (decrease)	181,653	$1,459,210	(2,339,484)	$(29,656,068)
Total net decrease	(3,294,799)	$(48,446,615)	(1,614,947)	$(20,501,655)

Multimanager 2045 Lifetime Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	489,197	$5,758,379	1,084,575	$11,606,640
Distributions reinvested	1,324,529	14,914,202	456,555	4,752,733
Repurchased	(862,692)	(10,214,486)	(1,588,763)	(17,069,527)
Net increase (decrease)	951,034	$10,458,095	(47,633)	$(710,154)
Class I shares
Sold	8,344	$98,077	12,771	$132,909
Distributions reinvested	5,873	66,839	1,876	19,718
Repurchased	(240)	(2,862)	(9,694)	(99,867)
Net increase	13,977	$162,054	4,953	$52,760
Class R2 shares
Sold	20,130	$240,267	49,840	$539,458
Distributions reinvested	49,902	565,885	17,511	183,516
Repurchased	(55,438)	(661,867)	(159,160)	(1,718,066)
Net increase (decrease)	14,594	$144,285	(91,809)	$(995,092)
Class R4 shares
Sold	2,420	$28,778	4,905	$53,149
Distributions reinvested	3,834	43,367	1,258	13,146
Repurchased	(1,207)	(14,474)	(4,523)	(47,907)
Net increase	5,047	$57,671	1,640	$18,388
Class R5 shares
Sold	26,926	$322,890	146,465	$1,534,756
Distributions reinvested	42,184	482,165	20,518	216,463
Repurchased	(58,331)	(699,888)	(279,776)	(2,950,751)
Net increase (decrease)	10,779	$105,167	(112,793)	$(1,199,532)
75	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2045 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	545,931	$6,563,321	1,767,468	$19,244,152
Distributions reinvested	627,880	7,145,274	235,231	2,472,280
Repurchased	(5,276,825)	(62,342,759)	(1,433,373)	(15,670,104)
Net increase (decrease)	(4,103,014)	$(48,634,164)	569,326	$6,046,328
Class 1 shares
Sold	923,735	$11,146,453	2,795,673	$30,277,565
Distributions reinvested	5,212,802	59,425,941	2,098,061	22,071,604
Repurchased	(4,843,437)	(57,931,652)	(9,942,958)	(107,237,451)
Net increase (decrease)	1,293,100	$12,640,742	(5,049,224)	$(54,888,282)
Total net decrease	(1,814,483)	$(25,066,150)	(4,725,540)	$(51,675,584)

Multimanager 2040 Lifetime Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	392,993	$4,673,347	992,989	$10,745,470
Distributions reinvested	1,486,685	16,754,938	475,573	4,984,000
Repurchased	(897,626)	(10,672,327)	(1,703,528)	(18,338,286)
Net increase (decrease)	982,052	$10,755,958	(234,966)	$(2,608,816)
Class I shares
Sold	1,479	$17,602	33,438	$359,444
Distributions reinvested	8,010	91,239	2,254	23,848
Repurchased	(3,300)	(38,629)	(21,740)	(239,793)
Net increase	6,189	$70,212	13,952	$143,499
Class R2 shares
Sold	74,513	$897,663	64,216	$696,815
Distributions reinvested	43,464	492,449	15,146	159,338
Repurchased	(103,847)	(1,242,584)	(188,360)	(2,034,233)
Net increase (decrease)	14,130	$147,528	(108,998)	$(1,178,080)
Class R4 shares
Sold	885	$10,501	2,781	$29,590
Distributions reinvested	2,126	24,007	597	6,253
Repurchased	(36)	(427)	(3,529)	(38,326)
Net increase (decrease)	2,975	$34,081	(151)	$(2,483)
Class R5 shares
Sold	67,412	$808,007	173,966	$1,889,547
Distributions reinvested	26,493	302,286	22,008	233,070
Repurchased	(93,455)	(1,141,545)	(558,747)	(5,930,504)
Net increase (decrease)	450	$(31,252)	(362,773)	$(3,807,887)
Class R6 shares
Sold	562,092	$6,734,222	1,823,643	$19,827,197
Distributions reinvested	563,025	6,395,961	199,262	2,102,217
Repurchased	(4,563,003)	(53,875,398)	(1,927,482)	(20,998,227)
Net increase (decrease)	(3,437,886)	$(40,745,215)	95,423	$931,187
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	76

Multimanager 2040 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,421,853	$17,126,969	2,958,749	$32,270,811
Distributions reinvested	5,184,618	59,000,949	1,944,156	20,549,730
Repurchased	(5,261,859)	(62,918,601)	(10,498,503)	(114,682,282)
Net increase (decrease)	1,344,612	$13,209,317	(5,595,598)	$(61,861,741)
Total net decrease	(1,087,478)	$(16,559,371)	(6,193,111)	$(68,384,321)

Multimanager 2035 Lifetime Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	440,224	$4,953,510	1,081,529	$11,259,355
Distributions reinvested	1,642,810	17,824,489	515,569	5,222,712
Repurchased	(1,147,217)	(12,979,388)	(2,232,270)	(23,388,554)
Net increase (decrease)	935,817	$9,798,611	(635,172)	$(6,906,487)
Class I shares
Sold	18,197	$206,447	13,356	$140,353
Distributions reinvested	976	10,637	102	1,041
Repurchased	(2,649)	(30,586)	(12,880)	(137,784)
Net increase	16,524	$186,498	578	$3,610
Class R2 shares
Sold	29,196	$334,585	76,715	$812,303
Distributions reinvested	73,982	809,363	22,954	234,360
Repurchased	(103,772)	(1,198,460)	(170,186)	(1,788,806)
Net decrease	(594)	$(54,512)	(70,517)	$(742,143)
Class R4 shares
Sold	1,503	$17,372	2,386	$25,152
Distributions reinvested	1,562	17,087	715	7,299
Repurchased	(29)	(332)	(11,249)	(125,063)
Net increase (decrease)	3,036	$34,127	(8,148)	$(92,612)
Class R5 shares
Sold	28,176	$324,301	77,490	$821,971
Distributions reinvested	27,097	297,257	25,355	259,381
Repurchased	(47,479)	(545,968)	(768,010)	(7,913,963)
Net increase (decrease)	7,794	$75,590	(665,165)	$(6,832,611)
Class R6 shares
Sold	540,314	$6,211,743	3,043,680	$32,687,951
Distributions reinvested	746,348	8,172,513	243,713	2,490,749
Repurchased	(5,013,819)	(57,024,311)	(1,824,072)	(19,010,254)
Net increase (decrease)	(3,727,157)	$(42,640,055)	1,463,321	$16,168,446
Class 1 shares
Sold	1,507,819	$17,290,942	3,416,909	$36,102,194
Distributions reinvested	5,851,875	64,195,073	2,188,433	22,387,667
Repurchased	(5,678,968)	(65,601,597)	(12,217,526)	(128,362,439)
Net increase (decrease)	1,680,726	$15,884,418	(6,612,184)	$(69,872,578)
Total net decrease	(1,083,854)	$(16,715,323)	(6,527,287)	$(68,274,375)

77	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2030 Lifetime Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	539,443	$5,859,702	1,086,656	$10,955,216
Distributions reinvested	1,744,809	18,093,674	585,687	5,722,160
Repurchased	(1,387,422)	(15,032,440)	(3,542,306)	(35,874,874)
Net increase (decrease)	896,830	$8,920,936	(1,869,963)	$(19,197,498)
Class I shares
Sold	9,866	$106,996	88,051	$895,709
Distributions reinvested	11,138	115,052	3,753	36,481
Repurchased	(2,863)	(31,249)	(100,800)	(968,933)
Net increase (decrease)	18,141	$190,799	(8,996)	$(36,743)
Class R2 shares
Sold	30,993	$331,240	99,568	$989,993
Distributions reinvested	69,701	715,130	20,342	196,503
Repurchased	(92,896)	(982,846)	(208,791)	(2,101,438)
Net increase (decrease)	7,798	$63,524	(88,881)	$(914,942)
Class R4 shares
Sold	528	$5,716	1,061	$10,617
Distributions reinvested	2,397	24,639	730	7,070
Repurchased	(40)	(425)	(218)	(2,169)
Net increase	2,885	$29,930	1,573	$15,518
Class R5 shares
Sold	66,356	$715,101	115,686	$1,163,108
Distributions reinvested	40,080	412,823	31,711	307,601
Repurchased	(90,120)	(986,659)	(804,596)	(7,866,062)
Net increase (decrease)	16,316	$141,265	(657,199)	$(6,395,353)
Class R6 shares
Sold	785,242	$8,531,811	2,718,992	$27,357,127
Distributions reinvested	691,304	7,120,436	253,971	2,463,521
Repurchased	(4,919,457)	(52,641,271)	(3,315,513)	(33,171,485)
Net decrease	(3,442,911)	$(36,989,024)	(342,550)	$(3,350,837)
Class 1 shares
Sold	1,081,720	$11,731,517	2,972,543	$29,823,605
Distributions reinvested	5,750,027	59,282,776	2,306,781	22,398,840
Repurchased	(6,935,191)	(75,153,324)	(17,085,372)	(171,344,766)
Net decrease	(103,444)	$(4,139,031)	(11,806,048)	$(119,122,321)
Total net decrease	(2,604,385)	$(31,781,601)	(14,772,064)	$(149,002,176)

Multimanager 2025 Lifetime Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	434,396	$4,268,369	946,146	$8,866,732
Distributions reinvested	1,423,677	13,553,409	631,545	5,726,210
Repurchased	(1,554,596)	(15,519,048)	(3,779,850)	(35,392,191)
Net increase (decrease)	303,477	$2,302,730	(2,202,159)	$(20,799,249)
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	78

Multimanager 2025 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	1,427	$13,768	104,882	$1,000,804
Distributions reinvested	22,165	209,678	6,940	62,533
Repurchased	(15,543)	(151,628)	(40,988)	(387,102)
Net increase	8,049	$71,818	70,834	$676,235
Class R2 shares
Sold	18,428	$182,003	59,455	$553,980
Distributions reinvested	40,861	384,914	24,646	221,319
Repurchased	(250,960)	(2,499,149)	(277,850)	(2,605,855)
Net decrease	(191,671)	$(1,932,232)	(193,749)	$(1,830,556)
Class R4 shares
Sold	2,678	$26,707	8,240	$76,667
Distributions reinvested	5,496	52,049	2,093	18,882
Repurchased	(107)	(1,060)	(8,651)	(81,584)
Net increase	8,067	$77,696	1,682	$13,965
Class R5 shares
Sold	19,983	$197,635	595,713	$5,619,092
Distributions reinvested	69,740	658,350	40,678	366,103
Repurchased	(71,574)	(697,051)	(783,887)	(7,167,993)
Net increase (decrease)	18,149	$158,934	(147,496)	$(1,182,798)
Class R6 shares
Sold	351,052	$3,461,167	2,152,039	$20,442,530
Distributions reinvested	443,627	4,178,969	220,200	1,977,400
Repurchased	(3,067,725)	(30,090,624)	(2,463,111)	(22,943,402)
Net decrease	(2,273,046)	$(22,450,488)	(90,872)	$(523,472)
Class 1 shares
Sold	205,600	$2,062,587	1,898,491	$17,727,503
Distributions reinvested	3,697,531	34,904,690	1,962,314	17,660,824
Repurchased	(6,669,154)	(65,587,870)	(17,424,226)	(162,204,010)
Net decrease	(2,766,023)	$(28,620,593)	(13,563,421)	$(126,815,683)
Total net decrease	(4,892,998)	$(50,392,135)	(16,125,181)	$(150,461,558)

Multimanager 2020 Lifetime Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	185,718	$1,659,553	311,037	$2,627,348
Distributions reinvested	950,317	8,248,754	606,665	4,962,338
Repurchased	(1,154,491)	(10,379,417)	(3,207,721)	(27,042,333)
Net decrease	(18,456)	$(471,110)	(2,290,019)	$(19,452,647)
Class I shares
Sold	26,429	$241,796	68,686	$573,289
Distributions reinvested	1,056	9,169	624	5,109
Repurchased	(47,216)	(424,055)	(74,520)	(625,180)
Net decrease	(19,731)	$(173,090)	(5,210)	$(46,782)
79	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2020 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	13,204	$117,811	36,932	$309,690
Distributions reinvested	19,060	164,296	13,680	111,216
Repurchased	(44,976)	(398,693)	(339,865)	(2,858,925)
Net decrease	(12,712)	$(116,586)	(289,253)	$(2,438,019)
Class R4 shares
Sold	109	$962	1,129	$9,434
Distributions reinvested	302	2,599	174	1,416
Repurchased	(5)	(41)	(5,316)	(45,062)
Net increase (decrease)	406	$3,520	(4,013)	$(34,212)
Class R5 shares
Sold	8,844	$79,016	131,042	$1,126,079
Distributions reinvested	21,789	188,478	28,794	234,956
Repurchased	(38,829)	(341,780)	(659,923)	(5,466,003)
Net decrease	(8,196)	$(74,286)	(500,087)	$(4,104,968)
Class R6 shares
Sold	176,709	$1,589,390	698,636	$5,859,358
Distributions reinvested	159,183	1,372,158	106,646	867,033
Repurchased	(1,144,341)	(10,128,431)	(1,119,769)	(9,367,206)
Net decrease	(808,449)	$(7,166,883)	(314,487)	$(2,640,815)
Class 1 shares
Sold	287,529	$2,609,599	698,075	$5,853,001
Distributions reinvested	1,274,219	11,021,991	1,016,122	8,281,391
Repurchased	(3,168,044)	(28,506,715)	(8,784,969)	(74,266,754)
Net decrease	(1,606,296)	$(14,875,125)	(7,070,772)	$(60,132,362)
Total net decrease	(2,473,434)	$(22,873,560)	(10,473,841)	$(88,849,805)

Multimanager 2015 Lifetime Portfolio	Six Months Ended 2-28-26[1]		Year Ended 8-31-25[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	13,900	$114,872	67,980	$531,581
Distributions reinvested	580,676	4,581,535	340,410	2,559,881
Repurchased	(575,512)	(4,726,065)	(1,082,029)	(8,437,920)
Net increase (decrease)	19,064	$(29,658)	(673,639)	$(5,346,458)
Class I shares
Sold	—	—	11,705	$91,105
Distributions reinvested	987	$7,766	644	4,829
Repurchased	—	—	(17,204)	(133,820)
Net increase (decrease)	987	$7,766	(4,855)	$(37,886)
Class R2 shares
Sold	2,352	$19,115	12,917	$100,781
Distributions reinvested	4,247	33,257	2,025	15,104
Repurchased	(2,973)	(24,613)	(9,382)	(72,153)
Net increase	3,626	$27,759	5,560	$43,732
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	80

Multimanager 2015 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-26[1]		Year Ended 8-31-25[1]
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	—	—	2,499	$19,549
Distributions reinvested	399	$3,132	2,034	15,257
Repurchased	(1,653)	(13,366)	(65,194)	(496,159)
Net decrease	(1,254)	$(10,234)	(60,661)	$(461,353)
Class R6 shares
Sold	32,665	$268,941	597,196	$4,734,131
Distributions reinvested	79,597	627,224	54,394	408,496
Repurchased	(318,247)	(2,599,320)	(392,945)	(3,052,473)
Net increase (decrease)	(205,985)	$(1,703,155)	258,645	$2,090,154
Class 1 shares
Sold	825,184	$6,881,421	537,988	$4,192,394
Distributions reinvested	613,210	4,825,961	363,653	2,727,394
Repurchased	(1,091,956)	(8,915,948)	(2,105,937)	(16,416,231)
Net increase (decrease)	346,438	$2,791,434	(1,204,296)	$(9,496,443)
Total net increase (decrease)	162,876	$1,083,912	(1,679,246)	$(13,208,254)

[1]	There were no share transactions for Class R4 for the period ended 2-28-26 and year ended 8-31-25.

Multimanager 2010 Lifetime Portfolio	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	52,398	$433,681	153,445	$1,202,076
Distributions reinvested	255,965	2,027,240	186,541	1,406,520
Repurchased	(284,998)	(2,341,434)	(668,079)	(5,214,015)
Net increase (decrease)	23,365	$119,487	(328,093)	$(2,605,419)
Class I shares
Sold	74	$612	2,575	$20,288
Distributions reinvested	318	2,513	216	1,621
Repurchased	(306)	(2,417)	(2,637)	(20,774)
Net increase	86	$708	154	$1,135
Class R2 shares
Sold	1,420	$11,653	2,145	$16,811
Distributions reinvested	629	4,971	1,255	9,448
Repurchased	(1,624)	(13,443)	(52,783)	(409,691)
Net increase (decrease)	425	$3,181	(49,383)	$(383,432)
Class R5 shares[1]
Sold	—	—	143,560	$1,137,686
Distributions reinvested	—	—	12,704	95,537
Repurchased	—	—	(322,534)	(2,434,060)
Net decrease	—	—	(166,270)	$(1,200,837)
Class R6 shares
Sold	29,526	$241,640	176,252	$1,374,612
Distributions reinvested	58,187	460,257	46,694	351,607
Repurchased	(630,671)	(5,130,649)	(252,531)	(1,963,330)
Net decrease	(542,958)	$(4,428,752)	(29,585)	$(237,111)
81	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2010 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	147,155	$1,204,209	985,089	$7,656,602
Distributions reinvested	425,027	3,361,963	360,517	2,714,691
Repurchased	(1,328,561)	(10,901,622)	(2,825,822)	(22,153,806)
Net decrease	(756,379)	$(6,335,450)	(1,480,216)	$(11,782,513)
Total net decrease	(1,275,461)	$(10,640,826)	(2,053,393)	$(16,208,177)

[1]	Class R5 shares were fully redeemed on January 2, 2025.
Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager 2070 Lifetime Portfolio	Class A	81%
Multimanager 2070 Lifetime Portfolio	Class R6	100%
Multimanager 2070 Lifetime Portfolio	Class 1	100%
Multimanager 2065 Lifetime Portfolio	Class R4	86%
Multimanager 2065 Lifetime Portfolio	Class R6	22%
Multimanager 2065 Lifetime Portfolio	Class 1	100%
Multimanager 2060 Lifetime Portfolio	Class R6	1%
Multimanager 2060 Lifetime Portfolio	Class 1	100%
Multimanager 2055 Lifetime Portfolio	Class R4	87%
Multimanager 2055 Lifetime Portfolio	Class 1	100%
Multimanager 2050 Lifetime Portfolio	Class R6	3%
Multimanager 2050 Lifetime Portfolio	Class 1	100%
Multimanager 2045 Lifetime Portfolio	Class R6	1%
Multimanager 2045 Lifetime Portfolio	Class 1	100%
Multimanager 2040 Lifetime Portfolio	Class R6	2%
Multimanager 2040 Lifetime Portfolio	Class 1	100%
Multimanager 2035 Lifetime Portfolio	Class 1	100%
Multimanager 2030 Lifetime Portfolio	Class R6	1%
Multimanager 2030 Lifetime Portfolio	Class 1	100%
Multimanager 2025 Lifetime Portfolio	Class 1	100%
Multimanager 2020 Lifetime Portfolio	Class 1	100%
Multimanager 2015 Lifetime Portfolio	Class R4	100%
Multimanager 2015 Lifetime Portfolio	Class 1	100%
Multimanager 2010 Lifetime Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2026:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Sales
Multimanager 2070 Lifetime Portfolio	$16,537	$3,511,029	—	$466,801
Multimanager 2065 Lifetime Portfolio	113,214	24,743,079	$77,384	17,969,199
Multimanager 2060 Lifetime Portfolio	263,662	37,049,614	261,573	64,027,628
Multimanager 2055 Lifetime Portfolio	351,015	51,000,221	366,495	82,817,815
Multimanager 2050 Lifetime Portfolio	495,186	54,240,328	549,199	110,023,252
Multimanager 2045 Lifetime Portfolio	1,008,531	74,641,104	1,138,314	129,055,236
Multimanager 2040 Lifetime Portfolio	1,296,555	80,507,615	1,575,784	128,304,086
Multimanager 2035 Lifetime Portfolio	6,447,288	85,213,847	3,127,370	139,308,860
Multimanager 2030 Lifetime Portfolio	8,575,950	75,899,408	6,729,462	142,094,314
Multimanager 2025 Lifetime Portfolio	6,935,056	48,848,471	6,632,857	121,509,804
Multimanager 2020 Lifetime Portfolio	4,125,284	25,022,117	4,428,416	53,061,029
Multimanager 2015 Lifetime Portfolio	2,709,456	16,968,054	2,273,434	19,799,998
Multimanager 2010 Lifetime Portfolio	1,605,795	8,147,222	1,985,114	20,163,783
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	82

Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 28, 2026, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Multimanager 2030 Lifetime Portfolio	JHF Diversified Real Assets Fund	6.1%
Multimanager 2030 Lifetime Portfolio	JHF II Core Bond Fund	6.1%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2070 Lifetime Portfolio
Blue Chip Growth	6,758	$74,251	$426,568	$(49,126)	$(3,124)	$(31,507)	—	$18,074	$417,062
Capital Appreciation Value	13,015	19,636	112,818	(12,269)	(910)	(6,693)	$1,008	6,631	112,582
Disciplined Value	16,617	77,327	404,241	(54,645)	22	17,068	1,973	11,909	444,013
Disciplined Value International	12,082	38,614	197,203	(26,757)	(104)	18,056	2,615	6,517	227,012
Diversified Macro	1,221	6,552	4,664	(748)	—	459	44	—	10,927
Emerging Markets Debt	2,521	3,595	19,783	(2,892)	(6)	390	300	—	20,870
Emerging Markets Equity	11,994	26,968	130,149	(21,169)	(102)	12,522	1,642	—	148,368
Fundamental Large Cap Core	2,316	28,024	159,741	(16,925)	(873)	(8,989)	432	7,817	160,978
High Yield	5,069	2,666	15,037	(2,136)	(10)	(98)	263	—	15,459
International Dynamic Growth	9,981	30,631	152,813	(21,742)	(251)	19,108	727	1,906	180,559
International Strategic Equity Allocation	44,932	100,435	534,494	(70,109)	(287)	54,632	8,125	—	619,165
John Hancock Collateral Trust	10,428	61,246	174,082	(132,184)	21	1,150	1,394	—	104,315
Mid Cap Growth	8,875	28,303	155,039	(17,023)	(904)	(3,621)	—	7,561	161,794
Mid Value	11,819	33,193	174,341	(24,291)	(498)	7,187	1,256	7,980	189,932
Multifactor Emerging Markets ETF	1,844	12,350	57,535	(9,160)	(82)	9,152	614	—	69,795
Short Duration Bond	9,347	11,864	87,068	(10,912)	(11)	40	1,020	—	88,049
Small Cap Core	3,205	9,838	50,854	(6,915)	(73)	2,091	48	1,153	55,795
U.S. Sector Rotation	47,348	116,561	622,951	(92,257)	(2,418)	(3,270)	2,542	16,138	641,567
					$(9,610)	$87,677	$24,003	$85,686	$3,668,242
83	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Blue Chip Growth	260,052	$15,018,757	$4,421,655	$(1,790,688)	$102,036	$(1,703,959)	—	$1,380,833	$16,047,801
Capital Appreciation Value	500,805	3,958,331	1,314,770	(426,397)	(60,274)	(454,465)	$77,704	511,066	4,331,965
Disciplined Value	639,402	15,763,561	2,418,872	(2,222,327)	142,512	982,212	151,707	915,738	17,084,830
Disciplined Value International	485,517	7,783,736	1,171,362	(959,824)	94,069	1,033,513	203,404	506,891	9,122,856
Diversified Macro	83,461	1,337,076	4,372	(628,349)	(78,091)	111,965	4,373	—	746,973
Emerging Markets Debt	96,642	726,429	168,252	(122,960)	5,732	22,739	22,631	—	800,192
Emerging Markets Equity	481,520	5,436,194	557,218	(978,521)	137,238	804,276	126,142	—	5,956,405
Fundamental Large Cap Core	89,105	5,668,887	1,466,212	(445,138)	(42,659)	(452,735)	33,200	600,667	6,194,567
High Yield	193,728	540,576	135,106	(78,866)	229	(6,174)	19,377	—	590,871
International Dynamic Growth	399,969	6,174,491	772,728	(933,676)	222,895	999,008	55,497	145,489	7,235,446
International Strategic Equity Allocation	1,744,500	20,245,271	2,429,488	(2,163,848)	410,809	3,117,486	630,853	—	24,039,206
John Hancock Collateral Trust	32	5,027	242,735	(247,696)	224	27	223	—	317
Mid Cap Growth	341,500	5,791,861	1,475,388	(627,456)	27,246	(441,491)	—	581,013	6,225,548
Mid Value	454,776	6,808,734	1,684,065	(1,383,623)	(131,348)	330,417	96,722	614,640	7,308,245
Multifactor Emerging Markets ETF	75,829	2,492,271	199,813	(447,490)	39,128	586,406	42,447	—	2,870,128
Short Duration Bond	358,373	2,397,013	1,423,878	(442,570)	1,906	(4,355)	72,917	—	3,375,872
Small Cap Core	123,314	2,006,829	530,067	(474,713)	(234)	84,944	3,730	88,886	2,146,893
U.S. Sector Rotation	1,813,698	23,588,093	3,391,020	(2,616,877)	188,116	25,258	195,329	1,240,053	24,575,610
					$1,059,534	$5,035,072	$1,736,256	$6,585,276	$138,653,725
Multimanager 2060 Lifetime Portfolio
Blue Chip Growth	567,237	$37,739,634	$6,472,588	$(5,549,226)	$1,022,936	$(4,681,744)	—	$3,294,727	$35,004,188
Capital Appreciation Value	1,098,182	9,989,880	2,222,296	(1,498,635)	(266,349)	(947,919)	$185,909	1,222,733	9,499,273
Disciplined Value	1,400,578	39,415,391	3,791,174	(8,460,119)	1,128,831	1,548,166	362,746	2,189,615	37,423,443
Disciplined Value International	1,090,010	19,593,530	1,965,189	(3,731,443)	619,722	2,034,284	485,145	1,209,003	20,481,282
Diversified Macro	185,288	3,362,886	10,648	(1,790,742)	(285,995)	361,532	10,648	—	1,658,329
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	84

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	211,477	$1,830,993	$247,269	$(394,989)	$22,602	$45,153	$53,940	—	$1,751,028
Emerging Markets Equity	1,080,641	13,650,220	873,790	(3,397,151)	557,629	1,683,036	302,232	—	13,367,524
Fundamental Large Cap Core	195,660	14,257,510	2,228,107	(1,748,953)	(13,421)	(1,120,955)	79,558	$1,439,378	13,602,288
High Yield	423,928	1,358,376	187,781	(239,548)	1,563	(15,192)	46,084	—	1,292,980
International Dynamic Growth	903,072	15,559,991	1,275,083	(3,386,229)	1,152,708	1,735,019	132,530	347,437	16,336,572
International Strategic Equity Allocation	3,875,678	51,170,667	2,612,828	(8,712,380)	1,895,674	6,440,055	1,507,803	—	53,406,844
John Hancock Collateral Trust	329	9,066	342,108	(347,886)	6	—	157	—	3,294
Mid Cap Growth	745,877	14,372,843	2,674,160	(2,454,627)	320,702	(1,315,747)	—	1,383,330	13,597,331
Mid Value	991,977	16,872,114	2,902,839	(4,259,222)	(49,606)	474,949	231,270	1,469,661	15,941,074
Multifactor Emerging Markets ETF	169,482	6,289,894	193,312	(1,548,578)	246,597	1,233,669	100,929	—	6,414,894
Short Duration Bond	784,213	6,042,749	2,686,783	(1,335,754)	4,185	(10,673)	172,451	—	7,387,290
Small Cap Core	268,978	4,956,504	879,966	(1,351,669)	15,106	182,992	8,920	212,534	4,682,899
U.S. Sector Rotation	4,002,200	59,218,352	4,408,778	(10,048,764)	1,098,846	(447,402)	465,058	2,952,436	54,229,810
					$7,471,736	$7,199,223	$4,145,380	$15,720,854	$306,080,343
Multimanager 2055 Lifetime Portfolio
Blue Chip Growth	767,750	$50,593,269	$8,946,333	$(7,262,820)	$1,460,324	$(6,359,255)	—	$4,392,610	$47,377,851
Capital Appreciation Value	1,491,870	13,408,265	3,101,216	(1,983,827)	(340,818)	(1,280,162)	$248,043	1,631,395	12,904,674
Disciplined Value	1,902,672	52,893,559	5,087,075	(10,727,263)	1,579,352	2,006,677	483,711	2,919,786	50,839,400
Disciplined Value International	1,479,643	26,297,564	2,870,054	(4,952,194)	882,701	2,704,365	645,688	1,609,085	27,802,490
Diversified Macro	250,836	4,534,518	14,279	(2,412,558)	(383,636)	492,380	14,279	—	2,244,983
Emerging Markets Debt	287,941	2,459,487	298,460	(464,721)	25,241	65,687	72,125	—	2,384,154
Emerging Markets Equity	1,465,995	18,284,341	890,941	(4,043,375)	683,735	2,318,720	401,272	—	18,134,362
Fundamental Large Cap Core	265,802	19,176,201	3,333,436	(2,509,252)	17,638	(1,539,441)	106,123	1,920,003	18,478,582
High Yield	577,209	1,821,022	220,462	(262,760)	1,623	(19,860)	61,612	—	1,760,487
International Dynamic Growth	1,225,106	20,899,662	1,903,257	(4,524,001)	1,557,972	2,325,279	176,373	462,376	22,162,169
85	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	5,247,191	$68,639,090	$3,579,459	$(11,121,253)	$2,405,985	$8,803,014	$2,008,165	—	$72,306,295
John Hancock Collateral Trust	304	1,735	463,717	(462,421)	14	—	393	—	3,045
Mid Cap Growth	1,015,495	19,287,664	3,867,573	(3,322,414)	423,461	(1,743,817)	—	$1,848,272	18,512,467
Mid Value	1,346,264	22,641,566	4,017,541	(5,610,865)	70,483	515,734	308,527	1,960,605	21,634,459
Multifactor Emerging Markets ETF	229,901	8,437,813	205,459	(1,929,061)	306,965	1,680,577	134,953	—	8,701,753
Short Duration Bond	1,067,764	8,096,245	3,449,446	(1,478,825)	1,590	(10,117)	230,387	—	10,058,339
Small Cap Core	364,059	6,651,389	1,186,180	(1,767,034)	27,171	240,555	11,865	282,703	6,338,261
U.S. Sector Rotation	5,418,016	79,642,152	5,741,301	(12,852,008)	1,412,891	(530,217)	621,366	3,944,760	73,414,119
					$10,132,692	$9,670,119	$5,524,882	$20,971,595	$415,057,890
Multimanager 2050 Lifetime Portfolio
Blue Chip Growth	1,076,859	$72,123,544	$8,202,906	$(6,971,823)	$1,082,541	$(7,984,212)	—	$6,233,714	$66,452,956
Capital Appreciation Value	2,095,145	19,049,371	3,800,845	(2,422,413)	(389,912)	(1,914,886)	$353,129	2,322,548	18,123,005
Disciplined Value	2,671,354	75,949,931	5,809,859	(15,499,916)	2,330,470	2,788,226	685,588	4,138,360	71,378,570
Disciplined Value International	2,090,043	37,729,450	3,260,679	(6,826,031)	1,469,787	3,638,024	915,021	2,280,275	39,271,909
Diversified Macro	353,513	6,354,720	20,368	(3,359,476)	(576,335)	724,666	20,369	—	3,163,943
Emerging Markets Debt	404,832	3,507,577	371,739	(657,119)	36,374	93,442	102,720	—	3,352,013
Emerging Markets Equity	2,079,482	26,151,333	1,040,893	(5,738,411)	930,830	3,338,542	570,521	—	25,723,187
Fundamental Large Cap Core	373,817	27,582,574	3,279,300	(2,711,019)	29,599	(2,192,678)	151,073	2,733,247	25,987,776
High Yield	811,530	2,601,526	298,342	(398,737)	2,888	(28,854)	87,823	—	2,475,165
International Dynamic Growth	1,745,175	29,649,697	1,740,086	(5,317,973)	1,887,838	3,610,562	250,368	656,360	31,570,210
International Strategic Equity Allocation	7,404,680	98,637,909	3,687,307	(16,279,195)	3,661,219	12,329,253	2,847,076	—	102,036,493
John Hancock Collateral Trust	469	1,188	1,116,729	(1,113,299)	71	—	1,620	—	4,689
Mid Cap Growth	1,426,692	27,702,807	4,175,195	(3,987,088)	175,210	(2,057,528)	—	2,623,634	26,008,596
Mid Value	1,890,659	32,520,659	4,528,028	(7,486,638)	223,908	596,940	438,330	2,785,468	30,382,897
Multifactor Emerging Markets ETF	324,734	12,102,017	281,862	(2,921,319)	472,635	2,355,987	191,632	—	12,291,182
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	86

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	1,501,162	$11,575,253	$4,111,740	$(1,534,969)	$4,742	$(15,819)	$323,865	—	$14,140,947
Small Cap Core	510,006	9,552,715	1,153,145	(2,191,715)	29,993	335,067	16,865	$401,837	8,879,205
U.S. Sector Rotation	7,621,003	113,780,610	6,812,723	(18,620,102)	1,995,042	(703,676)	884,164	5,613,143	103,264,597
					$13,366,900	$14,913,056	$7,840,164	$29,788,586	$584,507,340
Multimanager 2045 Lifetime Portfolio
Blue Chip Growth	1,490,284	$97,787,803	$9,959,044	$(6,449,057)	$1,996,230	$(11,328,575)	—	$8,405,694	$91,965,445
Bond	3,341,209	39,643,127	6,148,919	(200,438)	3,763	780,613	$1,010,740	—	46,375,984
Capital Appreciation Value	2,078,044	18,229,973	3,125,433	(1,193,237)	(98,521)	(2,088,569)	334,289	2,198,642	17,975,079
Disciplined Value	3,698,364	102,869,799	7,034,169	(17,997,912)	3,369,332	3,544,901	929,505	5,610,697	98,820,289
Disciplined Value International	3,029,643	53,530,446	4,711,156	(8,671,387)	2,167,466	5,189,320	1,307,837	3,259,190	56,927,001
Diversified Macro	931,284	14,029,305	44,530	(6,155,497)	(1,032,193)	1,448,848	44,529	—	8,334,993
Diversified Real Assets	760,512	10,462,032	2,251,327	(3,113,217)	461,523	669,154	383,599	1,291,922	10,730,819
Emerging Markets Debt	1,436,643	11,125,143	978,062	(628,614)	57,552	363,259	329,519	—	11,895,402
Emerging Markets Equity	2,396,507	30,653,686	749,514	(6,711,811)	1,424,945	3,528,459	667,131	—	29,644,793
Fundamental Large Cap Core	510,695	36,777,995	4,274,361	(2,647,033)	391,589	(3,293,370)	201,369	3,643,215	35,503,542
Global Equity	679,934	9,607,635	875,456	(1,607,998)	91,254	409,945	121,782	656,661	9,376,292
High Yield	3,059,895	8,253,623	1,465,582	(296,075)	3,823	(94,273)	288,204	—	9,332,680
International Dynamic Growth	2,520,262	42,010,440	2,187,543	(6,478,561)	2,453,425	5,418,696	355,291	931,422	45,591,543
International Strategic Equity Allocation	10,796,476	139,677,631	6,331,985	(20,156,722)	4,593,902	18,328,639	4,059,123	—	148,775,435
John Hancock Collateral Trust	724	1,192	1,466,745	(1,460,770)	76	—	2,201	—	7,243
Mid Cap Growth	1,854,779	35,346,765	4,249,410	(3,400,163)	423,707	(2,807,090)	—	3,305,301	33,812,629
Mid Value	2,455,022	41,527,246	5,043,132	(8,174,595)	430,232	626,193	558,870	3,551,467	39,452,208
Multifactor Emerging Markets ETF	376,020	14,183,660	16,586	(3,238,132)	568,584	2,701,659	223,847	—	14,232,357
Short Duration Bond	2,104,006	15,725,289	4,125,248	(14,992)	(48)	(15,756)	429,651	—	19,819,741
Small Cap Core	639,136	11,736,002	1,005,272	(2,051,346)	20,140	417,283	20,663	492,346	11,127,351
U.S. Sector Rotation	10,443,599	153,149,024	8,692,368	(22,047,805)	6,371,539	(4,654,356)	1,182,871	7,509,497	141,510,770
					$23,698,320	$19,144,980	$12,451,021	$40,856,054	$881,211,596
87	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2040 Lifetime Portfolio
Blue Chip Growth	1,349,623	$88,769,018	$8,889,626	$(5,778,463)	$1,657,973	$(10,252,891)	—	$7,763,212	$83,285,263
Bond	4,261,781	53,744,553	5,067,139	(679,253)	(7,842)	1,028,924	$1,339,349	—	59,153,521
Capital Appreciation Value	2,148,530	17,976,205	5,010,350	(2,489,855)	19,596	(1,931,510)	294,331	1,935,836	18,584,786
Core Bond	3,436,551	35,030,187	3,503,658	(488,564)	(1,474)	514,295	875,676	—	38,558,102
Disciplined Value	3,362,968	94,187,120	6,923,624	(17,464,136)	3,462,545	2,749,359	854,531	5,158,136	89,858,512
Disciplined Value International	2,873,496	50,306,930	4,291,870	(7,516,988)	1,987,352	4,923,829	1,220,216	3,040,834	53,992,993
Diversified Macro	950,014	14,201,051	45,327	(6,163,749)	(1,049,830)	1,469,826	45,327	—	8,502,625
Diversified Real Assets	1,459,200	21,424,716	5,537,917	(8,771,184)	1,697,850	700,016	656,780	2,211,964	20,589,315
Emerging Markets Debt	2,466,765	19,422,429	1,341,908	(1,072,514)	9,446	723,541	574,691	—	20,424,810
Emerging Markets Equity	1,808,953	23,578,212	782,014	(5,731,689)	1,320,619	2,427,592	510,669	—	22,376,748
Fundamental Large Cap Core	376,269	27,642,407	3,311,666	(2,655,361)	450,564	(2,591,067)	150,334	2,719,884	26,158,209
Global Equity	703,698	9,459,425	1,411,750	(1,696,259)	11,573	517,505	106,334	573,366	9,703,994
High Yield	5,253,943	14,381,727	2,171,733	(374,369)	(402)	(154,161)	498,495	—	16,024,528
International Dynamic Growth	2,411,307	40,054,255	2,331,320	(6,244,918)	2,362,991	5,116,896	335,056	878,377	43,620,544
International Strategic Equity Allocation	10,309,992	132,268,116	5,313,801	(17,272,002)	3,875,254	17,886,515	3,832,757	—	142,071,684
John Hancock Collateral Trust	836	1,195	870,171	(863,027)	20	(1)	728	—	8,358
Mid Cap Growth	1,567,333	29,690,879	3,828,394	(2,934,934)	542,154	(2,554,017)	—	2,789,885	28,572,476
Mid Value	2,067,800	35,237,709	4,051,189	(6,927,830)	501,366	367,106	467,607	2,971,517	33,229,540
Multifactor Emerging Markets ETF	285,231	10,838,450	88,464	(2,595,837)	423,506	2,041,410	170,235	—	10,795,993
Short Duration Bond	2,571,970	19,896,948	4,655,721	(304,334)	1,426	(21,801)	537,546	—	24,227,960
Small Cap Core	476,678	8,850,039	716,960	(1,585,378)	25,403	291,943	15,321	365,058	8,298,967
Strategic Income Opportunities	458,856	5,722,173	240,764	(1,258,090)	46,590	48,193	106,916	—	4,799,630
U.S. Sector Rotation	10,035,709	145,639,152	9,732,015	(20,984,085)	6,055,970	(4,459,189)	1,147,442	7,284,572	135,983,863
					$23,392,650	$18,842,313	$13,740,341	$37,692,641	$898,822,421
Multimanager 2035 Lifetime Portfolio
Blue Chip Growth	1,294,895	$84,805,293	$9,691,193	$(6,476,400)	$3,048,442	$(11,160,536)	—	$7,360,137	$79,907,992
Bond	7,286,605	98,371,036	3,857,403	(2,906,689)	(349,564)	2,165,894	$2,385,670	—	101,138,080
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	88

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	3,328,822	$31,349,968	$4,627,743	$(3,728,850)	$(113,211)	$(3,341,343)	$535,261	$3,520,446	$28,794,307
Core Bond	6,898,743	75,199,273	3,139,524	(1,989,225)	(79,939)	1,134,268	1,842,099	—	77,403,901
Disciplined Value	3,243,232	90,255,844	6,885,342	(16,515,062)	3,448,265	2,584,771	809,407	4,885,758	86,659,160
Disciplined Value International	3,069,977	53,823,683	4,610,358	(8,187,587)	2,212,016	5,226,392	1,290,442	3,215,842	57,684,862
Diversified Macro	1,094,334	16,527,328	52,318	(7,281,387)	(1,214,268)	1,710,302	52,317	—	9,794,293
Diversified Real Assets	2,474,350	36,397,635	7,198,091	(12,516,086)	2,837,230	996,212	1,197,288	4,032,338	34,913,082
Emerging Markets Debt	3,822,812	31,973,391	1,043,979	(2,554,534)	(198,667)	1,388,711	930,565	—	31,652,880
Emerging Markets Equity	1,691,804	22,134,916	609,765	(5,332,364)	1,267,096	2,248,208	478,416	—	20,927,621
Floating Rate Income	695,991	2,771,375	2,542,114	(64,273)	(958)	(146,640)	110,835	—	5,101,618
Fundamental Large Cap Core	311,643	22,725,142	2,747,464	(2,061,729)	494,176	(2,239,663)	122,540	2,217,027	21,665,390
Global Equity	1,077,408	16,232,490	1,253,068	(3,447,041)	692,279	126,665	189,229	1,020,344	14,857,461
High Yield	8,142,180	23,765,666	1,878,100	(567,111)	(48,353)	(194,653)	804,033	—	24,833,649
International Dynamic Growth	2,560,810	42,438,038	1,914,920	(5,956,609)	2,087,778	5,840,930	353,396	926,454	46,325,057
International Strategic Equity Allocation	9,680,629	123,023,325	6,687,810	(16,604,264)	3,770,297	16,521,898	3,525,282	—	133,399,066
John Hancock Collateral Trust	930	1,195	1,103,830	(1,095,756)	31	—	873	—	9,300
Mid Cap Growth	1,458,005	27,826,715	3,104,001	(2,510,419)	756,552	(2,597,419)	—	2,558,036	26,579,430
Mid Value	1,918,438	32,800,732	3,755,891	(6,567,937)	547,764	292,853	430,327	2,734,612	30,829,303
Multifactor Emerging Markets ETF	268,380	10,207,866	147,452	(2,513,615)	415,349	1,901,131	159,555	—	10,158,183
Short Duration Bond	3,725,260	28,592,284	6,710,456	(182,693)	1,197	(29,292)	752,234	—	35,091,952
Small Cap Core	380,352	7,061,840	600,399	(1,299,512)	22,375	236,833	12,157	289,672	6,621,935
Strategic Income Opportunities	740,082	8,871,571	186,745	(1,467,304)	23,370	126,872	166,738	—	7,741,254
U.S. Sector Rotation	10,400,003	149,399,932	10,556,290	(20,680,725)	5,989,476	(4,344,933)	1,172,864	7,445,965	140,920,040
					$25,608,733	$18,447,461	$17,321,528	$40,206,631	$1,033,009,816
Multimanager 2030 Lifetime Portfolio
Blue Chip Growth	920,969	$63,300,885	$7,385,903	$(8,014,309)	$6,222,329	$(12,061,817)	—	$5,425,722	$56,832,991
Bond	7,160,517	96,850,313	4,112,385	(3,363,599)	(430,566)	2,219,449	$2,354,365	—	99,387,982
Capital Appreciation Value	4,342,346	40,935,059	5,739,509	(4,532,732)	(205,246)	(4,375,298)	707,038	4,650,230	37,561,292
89	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Bond	9,218,281	$100,698,698	$4,658,777	$(3,335,540)	$(446,614)	$1,853,796	$2,474,651	—	$103,429,117
Disciplined Value	2,336,540	66,468,690	4,237,115	(12,691,312)	3,285,368	1,132,495	593,547	$3,582,779	62,432,356
Disciplined Value International	2,487,914	44,179,302	3,697,192	(7,182,795)	1,959,328	4,094,875	1,044,223	2,602,252	46,747,902
Diversified Macro	1,194,448	18,701,068	62,439	(8,596,474)	(1,388,180)	1,911,455	62,439	—	10,690,308
Diversified Real Assets	3,114,927	46,880,560	8,229,764	(15,873,225)	4,042,108	672,415	1,580,809	5,323,995	43,951,622
Emerging Markets Debt	4,570,453	37,857,882	1,575,522	(2,996,566)	(324,250)	1,730,764	1,100,488	—	37,843,352
Emerging Markets Equity	1,130,855	15,646,299	654,386	(4,718,387)	1,145,375	1,261,001	331,211	—	13,988,674
Floating Rate Income	1,721,811	13,114,609	595,462	(637,043)	(65,860)	(386,293)	419,926	—	12,620,875
Fundamental Large Cap Core	140,493	10,570,660	1,223,875	(1,233,089)	492,116	(1,286,476)	56,363	1,019,732	9,767,086
Global Equity	1,409,270	21,005,852	1,690,146	(4,333,610)	766,816	304,625	248,258	1,338,640	19,433,829
High Yield	9,695,425	27,992,166	2,612,267	(744,237)	(75,793)	(213,357)	950,453	—	29,571,046
International Dynamic Growth	2,069,555	35,005,370	2,176,441	(6,227,579)	2,496,218	3,987,800	285,303	747,945	37,438,250
International Strategic Equity Allocation	7,670,562	99,237,941	5,007,211	(14,712,947)	3,298,222	12,869,919	2,802,772	—	105,700,346
John Hancock Collateral Trust	960	1,195	939,274	(930,883)	21	1	512	—	9,608
Mid Cap Growth	1,054,912	20,681,087	2,671,190	(2,776,771)	926,947	(2,271,415)	—	1,898,771	19,231,038
Mid Value	1,405,137	24,295,233	3,117,450	(5,456,270)	830,475	(206,331)	318,411	2,023,417	22,580,557
Multifactor Emerging Markets ETF	178,235	7,146,010	160,878	(2,132,117)	345,351	1,226,073	111,060	—	6,746,195
Short Duration Bond	5,628,376	47,307,190	6,677,080	(914,297)	12,304	(62,975)	1,208,777	—	53,019,302
Small Cap Core	268,286	5,027,147	478,403	(1,017,545)	(11,602)	194,464	8,660	206,335	4,670,867
Strategic Income Opportunities	2,763,688	30,690,335	751,375	(3,081,353)	37,930	509,892	593,577	—	28,908,179
U.S. Sector Rotation	8,578,755	128,322,696	7,266,047	(20,826,325)	6,026,254	(4,546,545)	988,775	6,277,271	116,242,127
					$28,939,051	$8,558,517	$18,241,618	$35,097,089	$978,804,901
Multimanager 2025 Lifetime Portfolio
Blue Chip Growth	350,401	$24,785,487	$3,521,305	$(4,437,031)	$3,634,704	$(5,881,189)	—	$2,104,134	$21,623,276
Bond	5,719,706	83,593,921	2,506,961	(8,198,296)	(1,017,085)	2,504,017	$1,963,836	—	79,389,518
Capital Appreciation Value	2,805,107	31,804,335	4,240,272	(8,309,105)	(564,473)	(2,906,852)	541,202	3,559,520	24,264,177
Core Bond	6,977,148	82,356,050	2,682,360	(7,852,163)	(1,060,259)	2,157,613	1,965,840	—	78,283,601
Disciplined Value	921,411	25,975,168	2,226,426	(5,312,900)	1,693,098	38,316	230,777	1,393,021	24,620,108
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	90

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	1,242,603	$23,325,256	$2,022,286	$(5,096,035)	$1,464,780	$1,632,217	$538,263	$1,341,376	$23,348,504
Diversified Macro	747,533	12,438,443	40,243	(6,121,444)	(925,026)	1,258,200	40,243	—	6,690,416
Diversified Real Assets	2,351,212	37,452,867	6,219,413	(13,823,580)	3,496,856	(169,949)	1,280,922	4,314,009	33,175,607
Emerging Markets Debt	3,507,576	31,263,663	937,149	(4,286,983)	(333,924)	1,462,825	879,646	—	29,042,730
Emerging Markets Equity	390,942	5,995,559	295,590	(2,333,591)	586,639	291,761	125,038	—	4,835,958
Floating Rate Income	1,750,522	14,491,764	516,129	(1,705,271)	(41,503)	(429,791)	446,145	—	12,831,328
Fundamental Large Cap Core	53,178	3,993,546	540,804	(544,311)	123,790	(416,884)	20,894	378,018	3,696,945
Global Equity	901,045	16,214,426	1,271,120	(5,755,902)	1,307,003	(611,234)	188,797	1,018,015	12,425,413
High Yield	7,471,564	23,158,267	1,494,850	(1,635,358)	(158,772)	(70,716)	762,851	—	22,788,271
International Dynamic Growth	1,056,992	18,633,503	1,292,853	(4,194,147)	1,704,215	1,684,557	152,122	398,800	19,120,981
International Strategic Equity Allocation	4,004,157	50,940,455	5,556,756	(9,483,392)	2,063,227	6,100,242	1,404,570	—	55,177,288
John Hancock Collateral Trust	734	1,192	5,485,064	(5,479,288)	374	(1)	10,648	—	7,341
Mid Cap Growth	468,391	9,612,189	1,522,128	(1,986,217)	819,503	(1,428,842)	—	875,007	8,538,761
Mid Value	625,902	11,284,370	1,176,673	(2,659,929)	819,013	(561,874)	145,332	923,544	10,058,253
Multifactor Emerging Markets ETF	80,513	3,541,306	113,722	(1,338,644)	164,473	566,560	53,219	—	3,047,417
Short Duration Bond	4,533,970	44,520,413	3,288,212	(5,049,095)	10,185	(59,717)	1,085,570	—	42,709,998
Small Cap Core	178,741	3,509,155	315,169	(831,141)	(6,635)	125,341	5,930	141,306	3,111,889
Strategic Income Opportunities	2,708,581	32,517,234	650,723	(5,385,425)	56,458	492,764	605,100	—	28,331,754
U.S. Sector Rotation	4,505,512	65,068,114	5,939,890	(10,729,991)	3,131,613	(2,359,933)	491,316	3,119,134	61,049,693
					$16,968,254	$3,417,431	$12,938,261	$19,565,884	$608,169,227
Multimanager 2020 Lifetime Portfolio
Blue Chip Growth	95,338	$5,975,076	$790,389	$(308,627)	$256,947	$(830,502)	—	$508,724	$5,883,283
Bond	3,143,532	45,118,258	1,609,194	(3,908,919)	(483,930)	1,297,615	$1,055,155	—	43,632,218
Capital Appreciation Value	1,463,217	16,303,412	2,126,229	(4,006,610)	(210,893)	(1,555,312)	274,834	1,807,599	12,656,826
Core Bond	3,990,803	46,279,928	1,739,079	(3,871,848)	(520,046)	1,149,699	1,098,341	—	44,776,812
Disciplined Value	233,620	6,275,324	516,502	(979,026)	260,843	168,684	55,813	336,902	6,242,327
Disciplined Value International	639,734	11,090,091	1,186,740	(1,795,190)	581,229	957,736	252,788	629,959	12,020,606
91	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Macro	389,466	$6,333,449	$20,424	$(3,048,919)	$(499,766)	$680,531	$20,424	—	$3,485,719
Diversified Real Assets	1,228,870	19,174,775	3,019,541	(6,627,429)	1,819,073	(46,602)	645,653	$2,174,489	17,339,358
Emerging Markets Debt	1,938,375	16,981,692	630,619	(2,175,476)	(152,360)	765,265	475,837	—	16,049,740
Emerging Markets Equity	113,507	1,093,881	247,092	(141,453)	42,027	162,540	29,336	—	1,404,087
Floating Rate Income	1,257,124	10,336,425	317,181	(1,102,888)	(25,324)	(310,677)	317,182	—	9,214,717
Fundamental Large Cap Core	57,206	4,183,928	531,071	(432,580)	101,480	(406,940)	21,533	389,587	3,976,959
Global Equity	471,130	8,285,537	636,222	(2,793,346)	476,512	(108,043)	95,933	517,282	6,496,882
High Yield	4,128,974	12,572,750	1,011,801	(867,036)	(81,000)	(43,145)	411,826	—	12,593,370
International Dynamic Growth	558,640	9,171,353	497,300	(1,274,078)	515,104	1,196,122	72,755	190,734	10,105,801
International Strategic Equity Allocation	1,519,358	22,272,570	2,299,280	(6,918,817)	1,496,241	1,787,473	606,068	—	20,936,747
John Hancock Collateral Trust	425	1,188	526,674	(523,629)	14	—	886	—	4,247
Mid Cap Growth	171,620	3,442,602	361,173	(459,591)	208,617	(424,160)	—	305,540	3,128,641
Mid Value	229,174	4,070,847	407,089	(894,404)	284,112	(184,822)	51,568	327,699	3,682,822
Short Duration Bond	3,026,186	29,447,488	1,840,684	(2,749,102)	(114,373)	81,971	710,982	—	28,506,668
Small Cap Core	88,932	1,715,622	90,357	(317,134)	(587)	60,054	2,858	68,103	1,548,312
Strategic Income Opportunities	1,477,726	17,385,648	353,503	(2,581,095)	30,944	268,019	323,477	—	15,457,019
U.S. Sector Rotation	2,406,506	33,637,560	2,836,496	(4,292,900)	1,284,366	(857,369)	250,049	1,587,442	32,608,153
					$5,269,230	$3,808,137	$6,773,298	$8,844,060	$311,751,314
Multimanager 2015 Lifetime Portfolio
Blue Chip Growth	40,370	$2,374,227	$504,375	$(140,197)	$117,448	$(364,600)	—	$214,755	$2,491,253
Bond	1,559,366	20,894,273	1,574,144	(1,209,787)	(150,889)	536,265	$510,254	—	21,644,006
Capital Appreciation Value	666,586	6,884,950	1,253,381	(1,560,359)	(73,751)	(738,251)	125,105	822,825	5,765,970
Core Bond	1,927,497	20,841,953	1,591,473	(1,095,510)	(153,119)	441,715	516,341	—	21,626,512
Disciplined Value	99,184	2,516,175	306,226	(346,601)	59,472	114,918	23,539	142,085	2,650,190
Disciplined Value International	285,227	4,020,352	1,117,587	(405,587)	125,616	501,444	98,275	244,906	5,359,412
Diversified Macro	176,759	2,674,604	8,890	(1,186,366)	(192,428)	277,297	8,891	—	1,581,997
Diversified Real Assets	559,702	8,266,882	1,582,903	(2,714,925)	726,034	36,507	294,430	991,607	7,897,401
Emerging Markets Debt	934,589	7,606,308	594,327	(747,650)	(47,556)	332,966	223,054	—	7,738,395
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	92

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	726,201	$5,604,084	$460,317	$(551,390)	$(12,766)	$(177,191)	$179,279	—	$5,323,054
Fundamental Large Cap Core	18,579	1,282,541	226,745	(115,641)	45,733	(147,747)	7,006	$126,763	1,291,631
Global Equity	214,620	3,512,029	417,783	(1,134,549)	180,345	(15,996)	43,626	235,235	2,959,612
High Yield	1,982,741	5,660,509	675,613	(230,179)	(23,206)	(35,377)	193,243	—	6,047,360
International Dynamic Growth	240,353	3,234,741	818,941	(370,660)	140,564	524,404	27,482	72,045	4,347,990
International Strategic Equity Allocation	537,544	8,787,058	1,443,102	(4,054,393)	884,925	346,662	256,462	—	7,407,354
John Hancock Collateral Trust	276	1,257	347,302	(345,807)	10	(1)	570	—	2,761
Mid Cap Growth	44,496	861,165	145,464	(137,590)	65,883	(123,761)	—	81,609	811,161
Mid Value	59,332	1,016,974	145,320	(232,516)	72,828	(49,133)	13,591	86,367	953,473
Short Duration Bond	1,656,431	15,076,463	1,565,690	(1,022,549)	(63,861)	47,834	379,106	—	15,603,577
Strategic Income Opportunities	709,469	7,763,775	509,142	(991,842)	20,628	119,342	150,643	—	7,421,045
U.S. Sector Rotation	821,927	10,593,445	1,455,957	(1,019,046)	303,665	(196,903)	84,131	534,108	11,137,118
					$2,025,575	$1,430,394	$3,135,028	$3,552,305	$140,061,272
Multimanager 2010 Lifetime Portfolio
Blue Chip Growth	11,927	$753,366	$183,541	$(130,487)	$109,308	$(179,706)	—	$64,177	$736,022
Bond	1,014,883	15,143,009	497,166	(1,826,186)	(214,132)	486,722	$352,071	—	14,086,579
Capital Appreciation Value	422,524	4,897,267	713,669	(1,432,735)	(3,720)	(519,648)	82,463	542,364	3,654,833
Core Bond	1,313,164	15,810,972	588,444	(1,878,966)	(247,447)	460,698	375,527	—	14,733,701
Disciplined Value	28,724	790,543	86,142	(162,891)	12,853	40,862	7,074	42,703	767,509
Disciplined Value International	177,927	2,544,111	774,173	(370,462)	113,583	281,841	57,414	143,079	3,343,246
Diversified Macro	112,706	1,902,782	6,100	(956,571)	(133,077)	189,485	6,100	—	1,008,719
Diversified Real Assets	352,847	5,958,962	873,536	(2,364,705)	638,829	(127,954)	193,961	653,237	4,978,668
Emerging Markets Debt	626,867	5,711,101	192,540	(917,713)	(36,365)	240,900	158,863	—	5,190,463
Floating Rate Income	564,185	4,864,289	228,388	(802,300)	(18,622)	(136,282)	148,033	—	4,135,473
Fundamental Large Cap Core	10,583	814,191	107,746	(129,395)	46,595	(103,383)	4,090	73,998	735,754
Global Equity	134,724	2,486,719	196,151	(932,846)	156,047	(48,229)	28,644	154,452	1,857,842
High Yield	1,336,921	4,236,789	289,038	(407,134)	(34,104)	(6,979)	137,853	—	4,077,610
International Dynamic Growth	153,854	2,112,995	657,257	(413,087)	161,885	264,166	16,208	42,490	2,783,216
93	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	237,800	$5,051,186	$847,618	$(3,235,946)	$869,084	$(255,053)	$136,218	—	$3,276,889
John Hancock Collateral Trust	166	1,220	153,714	(153,279)	3	—	346	—	1,658
Short Duration Bond	1,288,635	13,157,446	716,066	(1,719,865)	(61,188)	46,486	314,710	—	12,138,945
Strategic Income Opportunities	473,640	5,773,333	136,730	(1,054,168)	27,777	70,603	106,757	—	4,954,275
U.S. Sector Rotation	386,918	5,516,147	607,074	(955,513)	284,368	(209,339)	40,263	$255,609	5,242,737
					$1,671,677	$495,190	$2,166,595	$1,972,109	$87,704,139
Note 8—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	94

SHAREHOLDER MEETING

(Unaudited)
The portfolios held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
95	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244504	LCSA 2/26
4/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 7, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 7, 2026